UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

Semiannual report

September 30, 2014

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectus, which may be obtained by visiting optimummutualfunds.com or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Investments in Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2014, and subject to change. Holdings are as of the date indicated and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

All third-party marks cited are the property of their respective owners.

© 2014 Delaware Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2014 to September 30, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2014 to Sept. 30, 2014.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual Fund return†
Class A	$1,000.00	$1,016.40	1.17%	$5.91
Class B**	1,000.00	1,015.30	1.17%	5.91
Class C	1,000.00	1,012.50	1.92%	9.69
Institutional Class	1,000.00	1,017.00	0.92%	4.65

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.17%	$5.92
Class B**	1,000.00	1,019.20	1.17%	5.92
Class C	1,000.00	1,015.44	1.92%	9.70
Institutional Class	1,000.00	1,020.46	0.92%	4.66

Optimum International Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual Fund return†
Class A	$1,000.00	$961.60	1.45%	$7.13
Class B**	1,000.00	961.70	1.45%	7.13
Class C	1,000.00	957.70	2.20%	10.80
Institutional Class	1,000.00	962.40	1.20%	5.90

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.80	1.45%	$7.33
Class B**	1,000.00	1,017.80	1.45%	7.33
Class C	1,000.00	1,014.04	2.20%	11.11
Institutional Class	1,000.00	1,019.05	1.20%	6.07

(continues)                                             1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual Fund return†
Class A	$1,000.00	$1,066.40	1.38%	$7.15
Class B**	1,000.00	1,066.90	1.38%	7.15
Class C	1,000.00	1,063.10	2.13%	11.02
Institutional Class	1,000.00	1,068.20	1.13%	5.86

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.38%	$6.98
Class B**	1,000.00	1,018.15	1.38%	6.98
Class C	1,000.00	1,014.39	2.13%	10.76
Institutional Class	1,000.00	1,019.40	1.13%	5.72

Optimum Large Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual Fund return†
Class A	$1,000.00	$1,025.40	1.33%	$6.75
Class B**	1,000.00	1,024.90	1.33%	6.75
Class C	1,000.00	1,021.20	2.08%	10.54
Institutional Class	1,000.00	1,026.60	1.08%	5.49

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.33%	$6.73
Class B**	1,000.00	1,018.40	1.33%	6.73
Class C	1,000.00	1,014.64	2.08%	10.50
Institutional Class	1,000.00	1,019.65	1.08%	5.47

Optimum Small-Mid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual Fund return†
Class A	$1,000.00	$982.60	1.65%	$8.20
Class B**	1,000.00	982.60	1.65%	8.20
Class C	1,000.00	978.20	2.40%	11.90
Institutional Class	1,000.00	983.40	1.40%	6.96

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.80	1.65%	$8.34
Class B**	1,000.00	1,016.80	1.65%	8.34
Class C	1,000.00	1,013.04	2.40%	12.11
Institutional Class	1,000.00	1,018.05	1.40%	7.08

Optimum Small-Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Annualized Expense Ratio	Expenses Paid During Period 4/1/14 to 9/30/14*

Actual Fund return†
Class A	$1,000.00	$953.60	1.63%	$7.98
Class B**	1,000.00	953.50	1.63%	7.98
Class C	1,000.00	950.10	2.38%	11.63
Institutional Class	1,000.00	954.30	1.38%	6.76

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.90	1.63%	$8.24
Class B**	1,000.00	1,016.90	1.63%	8.24
Class C	1,000.00	1,013.14	2.38%	12.01
Institutional Class	1,000.00	1,018.15	1.38%	6.98

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**See Note 11 in “Notes to financial statements.”

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

Optimum Fixed Income Fund

As of September 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	4.84%
Agency Mortgage-Backed Securities	10.08%
Agency Obligation	0.09%
Collateralized Debt Obligations	0.29%
Commercial Mortgage-Backed Securities	2.21%
Convertible Bonds	0.82%
Corporate Bonds	38.23%
Banking	9.21%
Basic Industry	2.15%
Brokerage	0.35%
Capital Goods	1.20%
Communications	4.80%
Consumer Cyclical	2.88%
Consumer Non-Cyclical	2.94%
Energy	3.48%
Finance Companies	1.80%
Insurance	1.25%
Natural Gas	1.58%
Real Estate	1.40%
Technology	1.18%
Transportation	0.92%
Utilities	3.09%
Municipal Bonds	0.67%

Security type / sector	Percentage of net assets
Non-Agency Asset-Backed Securities	3.38%
Non-Agency Collateralized Mortgage Obligations	2.85%
Regional Bonds	0.10%
Senior Secured Loans	5.75%
Sovereign Bonds	7.92%
Supranational Banks	0.07%
U.S. Treasury Obligations	21.00%
Common Stock	0.00%
Convertible Preferred Stock	0.27%
Preferred Stock	0.44%
Options Purchased	0.00%
Securities Sold Short	(0.11%)
Short-Term Investments	10.11%
Total Value of Securities	109.01%
Options Written	(0.04%)
Liabilities Net of Receivables and Other Assets	(8.97%)
Total Net Assets	100.00%

(continues)                                             3

Security type / country and sector allocations

Optimum International Fund

As of September 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	96.55%
Argentina	0.32%
Australia	0.80%
Austria	2.09%
Belgium	1.13%
Bermuda	1.41%
Brazil	1.55%
British Virgin Islands	0.29%
Canada	2.94%
China/Hong Kong	9.19%
Colombia	0.69%
Czech Republic	0.60%
Denmark	0.52%
France	4.64%
Germany	1.56%
Greece	0.30%
India	3.61%
Indonesia	0.93%
Ireland	6.14%
Israel	0.56%
Italy	1.21%
Japan	10.38%
Mexico	0.53%
Netherlands	3.84%
New Zealand	0.39%
Nigeria	0.46%
Norway	4.48%
Panama	0.29%
Peru	0.26%
Republic of Korea	2.81%
Singapore	1.43%
South Africa	0.47%
Spain	2.54%
Sweden	1.68%

Security type / country	Percentage of net assets
Switzerland	8.88%
Taiwan	1.90%
Turkey	1.38%
United Kingdom	11.54%
United States	2.81%
Exchange-Traded Fund	0.43%
Preferred Stock	0.53%
Warrant	0.02%
Short-Term Investments	1.34%
Securities Lending Collateral	8.46%
Total Value of Securities	107.33%
Obligation to Return Securities Lending Collateral	(8.46%)
Receivables and Other Assets Net of Liabilities	1.13%
Total Net Assets	100.00%

Common stock, exchange-traded fund, preferred stock and warrant by sector	Percentage of net assets
Consumer Discretionary	11.26%
Consumer Staples	4.87%
Energy	14.36%
Financials	24.98%
Healthcare	17.05%
Industrials	10.97%
Information Technology	4.60%
Materials	5.76%
Telecommunication Services	3.22%
Utilities	0.46%
Total	97.53%

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Large Cap Growth Fund

As of September 30, 2014 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	97.09%
Consumer Discretionary	21.29%
Consumer Staples	3.83%
Energy	4.49%
Financials	6.73%
Healthcare	15.92%
Industrials	12.05%
Information Technology[1]	28.82%
Materials	2.12%
Telecommunication Services	1.77%
Utilities	0.07%
Convertible Preferred Stock	0.07%
Short-Term Investments	2.95%
Total Value of Securities	100.11%
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	4.01%
Google Class C	3.22%
Facebook Class A	3.14%
Gilead Sciences	2.77%
Amazon.com	2.65%
Visa Class A	2.31%
Google Class A	1.99%
Home Depot	1.82%
Priceline Group	1.70%
CVS Health	1.50%

Optimum Large Cap Value Fund

As of September 30, 2014 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock	96.87%
Consumer Discretionary	9.96%
Consumer Staples	12.19%
Energy	11.88%
Financials	22.20%
Healthcare	11.43%
Industrials	12.41%
Information Technology	10.19%
Materials	4.11%
Telecommunication Services	1.88%
Utilities	0.62%
Convertible Preferred Stock	0.04%
Short-Term Investments	3.13%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Lockheed Martin	2.72%
Philip Morris International	2.66%
JPMorgan Chase	2.14%
International Business Machines	2.05%
Exxon Mobil	2.02%
Johnson & Johnson	1.87%
Apple	1.70%
United Parcel Service Class B	1.66%
Wells Fargo	1.64%
Altria Group	1.55%

(continues)                                             5

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Small-Mid Cap Growth Fund

As of September 30, 2014 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock	94.08%
Consumer Discretionary	14.46%
Consumer Staples	2.67%
Energy	4.42%
Financials	11.22%
Healthcare	14.55%
Industrials	23.90%
Information Technology	18.65%
Materials	2.78%
Telecommunication Services	1.43%
Convertible Preferred Stock	1.76%
Preferred Stock	0.47%
Short-Term Investments	3.78%
Total Value of Securities	100.09%
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Mobileye Series F2	1.33%
WNS Holdings ADR	1.28%
Donaldson	1.23%
Nordson	1.23%
AMETEK	1.17%
LKQ	1.13%
Acuity Brands	1.12%
Virtusa	1.10%
Mettler-Toledo International	1.04%
Generac Holdings	1.01%

Optimum Small-Mid Cap Value Fund

As of September 30, 2014 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock	89.28%
Consumer Discretionary	10.50%
Energy	7.92%
Financials	7.73%
Healthcare	4.75%
Industrials	24.42%
Information Technology	19.00%
Materials	12.88%
Telecommunication Services	1.30%
Utilities	0.78%
Short-Term Investments	11.14%
Total Value of Securities	100.42%
Liabilities Net of Receivables and Other Assets	(0.42%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Flextronics International	1.25%
Fairchild Semiconductor International	1.05%
Myriad Genetics	1.04%
TrueBlue	0.98%
VAALCO Energy	0.96%
FreightCar America	0.92%
Life Time Fitness	0.89%
PolyOne	0.88%
CareFusion	0.88%
Knoll	0.88%

1To monitor compliance with the Optimum Large Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The “Information Technology sector” consisted of diversified financial services, commercial services, computers, internet and communications, semiconductors and software. As of Sept. 30, 2014, such amounts, as percentage of total net assets, were 2.31%, 1.94%, 5.22%, 12.23%, 2.69% and 4.43%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the “Information Technology sector” for financial reporting purposes may exceed 25%.

(continues)                                             7

Schedules of investments

Optimum Fixed Income Fund

September 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 4.84%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	14,438	$16,117
Series 2002-T4 A3 7.50% 12/25/41	50,128	56,821
Series 2004-T1 1A2 6.50% 1/25/44	15,130	17,150
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	10,880	12,350
Series 1999-19 PH 6.00% 5/25/29	199,424	220,179
Series 2001-14 Z 6.00% 5/25/31	12,146	13,380
Series 2002-90 A1 6.50% 6/25/42	12,427	14,194
Series 2002-90 A2 6.50% 11/25/42	42,161	47,569
Series 2003-26 AT 5.00% 11/25/32	181,998	188,890
Series 2005-22 HE 5.00% 10/25/33	149,079	151,968
Series 2005-29 QD 5.00% 8/25/33	109,499	110,241
Series 2005-110 MB 5.50% 9/25/35	163,058	176,362
Series 2007-30 OE 2.579% 4/25/37 @Ω^	4,902,418	4,387,423
Series 2007-114 A6 0.355% 10/27/37●	7,600,000	7,584,435
Series 2008-24 ZA 5.00% 4/25/38	20,746,447	22,664,891
Series 2009-2 AS 5.546% 2/25/39 @●∑	2,882,004	362,002
Series 2009-68 SA 6.596% 9/25/39 @●∑	616,648	89,387
Series 2009-94 AC 5.00% 11/25/39	374,091	408,225
Series 2010-41 PN 4.50% 4/25/40	475,000	509,949
Series 2010-96 DC 4.00% 9/25/25	915,000	975,028
Series 2010-123 FE 0.635% 11/25/40 ●	4,308,511	4,345,086
Series 2012-122 SD 5.946% 11/25/42 ●∑	872,653	193,816
Series 2013-38 AI 3.00% 4/25/33 ∑	2,363,330	381,674
Series 2013-44 DI 3.00% 5/25/33 ∑	3,585,542	594,736

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs Series 2014-36 ZE 3.00% 6/25/44	613,093	$512,232
Fannie Mae Whole Loan REMIC Trust
Series 2004-W4 A5 5.50% 6/25/34	2,501,948	2,651,032
Series 2004-W11 1A2 6.50% 5/25/44	74,327	85,922
Fannie Mae Whole Loan Trust Series 2004-W15 1A1 6.00% 8/25/44	87,568	97,347
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	57,201	64,955
Series 2165 PE 6.00% 6/15/29	173,944	192,087
Series 2326 ZQ 6.50% 6/15/31	100,161	113,482
Series 2557 WE 5.00% 1/15/18	273,708	287,633
Series 2762 LG 5.00% 9/15/32	10,378	10,372
Series 2802 NE 5.00% 2/15/33	199,771	201,635
Series 2827 TE 5.00% 4/15/33	312,292	319,673
Series 2864 PE 5.00% 6/15/33	46,770	47,171
Series 2869 BG 5.00% 7/15/33	131,488	132,722
Series 2889 OG 5.00% 5/15/33	1,678	1,678
Series 2915 KD 5.00% 9/15/33	62,937	64,015
Series 2938 ND 5.00% 10/15/33	78,398	79,380
Series 2987 KG 5.00% 12/15/34	270,907	275,910
Series 3143 BC 5.50% 2/15/36	4,450,619	4,911,815
Series 3145 LN 4.50% 10/15/34	37,511	37,894
Series 3289 SA 6.596% 3/15/37 @●∑	2,022,123	334,144
Series 3626 MA 5.00% 2/15/30	542,293	547,315
Series 3656 PM 5.00% 4/15/40	770,000	846,851

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4065 DE 3.00% 6/15/32	120,000	$115,443
Series 4185 LI 3.00% 3/15/33 ∑	888,010	149,321
Series 4191 CI 3.00% 4/15/33 ∑	364,120	60,465
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M1 1.005% 4/25/24 ●	256,161	253,188
Series 2014-DN2 M2 1.805% 4/25/24 ●	250,000	242,807
Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43 ¿	20,496	24,086
Series T-58 2A 6.50% 9/25/43 ¿	10,756	12,183
GNMA
Series 2007-64 AI 6.397%10/20/37 @●∑	7,159,327	1,112,647
Series 2008-65 SB 5.847% 8/20/38 @●∑	1,923,926	254,648
Series 2009-2 SE 5.667% 1/20/39 @●∑	5,428,940	675,067
Series 2010-113 KE 4.50% 9/20/40	1,170,000	1,262,942
Series 2011-H21 FT 0.82% 10/20/61 ●	14,927,510	15,000,148
Series 2011-H23 FA 0.856% 10/20/61 ●	9,984,459	10,075,717
Series 2012-H08 FB 0.756% 3/20/62 ●	1,393,913	1,403,600
Series 2012-H29 SA 0.671% 10/20/62 ●	6,071,486	6,090,908
Total Agency Collateralized Mortgage Obligations (cost $91,817,304)		92,070,308

Agency Mortgage-Backed Securities – 10.08%
Fannie Mae
5.50% 3/1/37	35,844	38,776
5.50% 7/1/37	319,027	345,020
6.50% 8/1/17	11,446	11,917
Fannie Mae ARM
1.819% 7/1/37 ●	113,411	119,612
2.277% 10/1/33 ●	21,699	21,864
2.344% 11/1/35 ●	59,533	63,838

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM
2.42% 5/1/43 ●	484,786	$482,020
2.546% 6/1/43 ●	168,615	168,743
3.199% 4/1/44 ●	778,015	801,893
3.279% 3/1/44 ●	690,958	716,634
3.292% 9/1/43 ●	588,741	607,240
5.141% 8/1/35 ●	18,476	19,791
5.807% 8/1/37 ●	107,254	114,544
Fannie Mae Relocation 30 yr
5.00% 11/1/33	2,219	2,424
5.00% 1/1/34	3,454	3,775
5.00% 11/1/34	10,414	11,380
5.00% 4/1/35	15,132	16,538
5.00% 10/1/35	18,040	19,700
5.00% 1/1/36	38,251	41,795
Fannie Mae S.F. 15 yr
2.50% 7/1/27	83,537	84,512
2.50% 10/1/27	520,043	526,114
2.50% 2/1/28	1,250,244	1,264,840
2.50% 5/1/28	177,693	179,768
3.00% 8/1/27	1,545,817	1,598,795
3.00% 11/1/27	60,447	62,474
3.00% 5/1/28	119,117	123,056
3.50% 7/1/26	387,586	408,469
3.50% 12/1/28	145,491	153,822
4.00% 5/1/24	49,810	53,135
4.00% 7/1/24	13,675	14,594
4.00% 5/1/25	263,994	281,735
4.00% 6/1/25	949,763	1,013,468
4.00% 9/1/25	32,654	34,849
4.00% 11/1/25	1,293,141	1,380,919
4.00% 1/1/26	35,287	37,515
4.00% 12/1/26	453,914	484,439
4.00% 1/1/27	32,578	34,776
4.00% 5/1/27	932,725	995,209
4.00% 8/1/27	577,742	616,807
4.50% 8/1/18	91,331	96,477
4.50% 7/1/20	279,768	296,229
5.00% 12/1/20	56,742	60,504
5.00% 5/1/21	35,246	37,578
5.00% 6/1/23	102,993	111,425
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/29	1,287,000	1,294,239
2.50% 11/1/29	1,030,000	1,033,339
3.00% 10/1/29	3,984,000	4,103,520
Fannie Mae S.F. 20 yr
3.00% 2/1/33	63,857	65,079
3.00% 8/1/33	228,236	231,757
3.50% 4/1/33	66,229	69,072

(continues)                                             9

Schedules of investments

Optimum Fixed Income Fund

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
3.50% 9/1/33	326,037	$340,031
4.00% 1/1/31	91,626	97,955
4.00% 2/1/31	343,762	367,468
5.00% 11/1/23	28,921	31,898
5.50% 11/1/25	44,899	50,134
5.50% 8/1/28	460,212	513,953
5.50% 12/1/29	39,192	43,773
6.00% 9/1/29	291,675	329,711
Fannie Mae S.F. 30 yr
3.00% 7/1/42	439,612	434,541
3.00% 10/1/42	6,946,135	6,864,939
3.00% 12/1/42	1,148,264	1,134,699
3.00% 1/1/43	2,578,956	2,547,841
3.00% 2/1/43	265,916	262,710
3.00% 4/1/43	43,853,777	43,315,685
3.00% 5/1/43	396,775	391,706
4.00% 10/1/40	46,493	49,063
4.00% 11/1/40	283,079	298,727
4.00% 7/1/41	933,055	985,663
4.00% 8/1/43	200,574	212,185
4.00% 7/1/44	812,166	859,338
4.50% 5/1/35	187,503	203,763
4.50% 8/1/35	384,875	415,889
4.50% 9/1/35	348,494	376,571
4.50% 7/1/36	133,059	143,641
4.50% 5/1/39	1,306,055	1,413,603
4.50% 11/1/40	404,296	437,315
4.50% 3/1/41	827,883	895,415
4.50% 4/1/41	1,205,683	1,304,630
4.50% 10/1/41	462,541	500,340
4.50% 11/1/41	404,917	438,038
4.50% 12/1/43	70,237	76,035
4.50% 5/1/44	295,337	319,747
5.00% 3/1/34	5,407	5,980
5.00% 4/1/34	31,918	35,294
5.00% 8/1/34	52,515	58,091
5.00% 4/1/35	9,581	10,647
5.00% 7/1/35	195,239	215,830
5.00% 10/1/35	463,822	512,833
5.00% 11/1/35	141,173	156,162
5.00% 2/1/36	201,203	222,463
5.00% 2/1/37	417,798	462,245
5.00% 4/1/37	120,030	132,627
5.00% 8/1/37	367,392	406,184
5.00% 12/1/37	7,851	8,659
5.00% 2/1/38	125,931	139,265
5.00% 3/1/38	290,774	320,709
5.00% 6/1/38	18,567	20,478

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 2/1/39	6,723	$7,415
5.00% 5/1/40	144,675	159,612
5.50% 12/1/32	26,789	30,067
5.50% 2/1/33	86,388	96,734
5.50% 12/1/33	44,790	50,713
5.50% 11/1/34	138,083	154,890
5.50% 2/1/35	705,981	799,565
5.50% 3/1/35	83,010	92,960
5.50% 6/1/35	114,835	128,229
5.50% 1/1/36	115,351	129,235
5.50% 7/1/36	40,239	45,092
5.50% 1/1/37	8,304	9,320
5.50% 2/1/37	736,725	820,853
5.50% 8/1/37	33,345	37,350
5.50% 1/1/38	627,929	698,699
5.50% 2/1/38	245,295	274,671
5.50% 3/1/38	307,135	344,517
5.50% 4/1/38	1,489,062	1,656,868
5.50% 6/1/38	26,066	29,009
5.50% 10/1/39	1,239,889	1,379,615
5.50% 7/1/40	368,906	410,482
5.50% 9/1/41	156,268	174,091
6.00% 5/1/36	104,847	118,871
6.00% 6/1/36	47,962	54,412
6.00% 9/1/36	48,192	55,130
6.00% 12/1/36	58,872	66,979
6.00% 2/1/37	153,151	173,652
6.00% 5/1/37	426,090	481,068
6.00% 6/1/37	29,058	33,235
6.00% 7/1/37	31,163	35,337
6.00% 8/1/37	360,207	408,189
6.00% 9/1/37	69,998	79,366
6.00% 11/1/37	74,022	84,484
6.00% 5/1/38	1,477,151	1,670,807
6.00% 7/1/38	20,166	22,768
6.00% 8/1/38	271,831	306,905
6.00% 9/1/38	146,954	166,109
6.00% 10/1/38	594,377	671,347
6.00% 11/1/38	136,101	154,719
6.00% 12/1/38	23,098	26,128
6.00% 1/1/39	249,975	282,377
6.00% 2/1/39	408,178	463,692
6.00% 9/1/39	780,167	882,295
6.00% 10/1/39	138,943	157,476
6.00% 3/1/40	223,036	252,048
6.00% 7/1/40	946,248	1,069,907
6.00% 9/1/40	191,690	217,050
6.00% 11/1/40	84,514	96,725

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 5/1/41	303,650	$343,780
6.50% 11/1/33	6,126	6,979
6.50% 2/1/36	129,402	150,244
6.50% 3/1/36	118,274	134,438
6.50% 6/1/36	270,396	315,330
6.50% 2/1/38	61,691	71,005
6.50% 11/1/38	17,721	20,060
7.50% 3/1/32	790	925
7.50% 4/1/32	1,965	2,289
7.50% 6/1/32	1,573	1,737
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/44	17,267,000	16,973,596
3.50% 11/1/44	5,872,000	5,984,394
4.00% 10/1/44	3,914,000	4,124,622
4.00% 11/1/44	15,367,000	16,145,915
4.50% 11/1/44	28,201,000	30,348,021
5.00% 11/1/44	1,205,000	1,326,729
Freddie Mac ARM
2.249% 7/1/36 ●	54,836	58,838
2.338% 4/1/34 ●	2,634	2,803
2.342% 12/1/33 ●	66,391	70,868
2.526% 1/1/44 ●	1,421,075	1,448,818
2.68% 5/1/37 ●	406,188	440,644
5.386% 2/1/38 ●	193,250	205,530
Freddie Mac Relocation 30 yr 5.00% 9/1/33	308	337
Freddie Mac S.F. 15 yr
2.50% 3/1/28	275,673	278,477
3.50% 10/1/26	128,386	135,287
4.00% 4/1/25	61,829	65,997
4.00% 5/1/25	85,145	90,889
4.00% 8/1/25	284,510	303,808
4.00% 11/1/26	362,084	384,910
4.50% 5/1/20	166,016	177,716
4.50% 7/1/25	83,544	89,465
4.50% 6/1/26	195,049	208,301
5.00% 6/1/18	48,574	51,283
Freddie Mac S.F. 20 yr
3.50% 1/1/34	612,225	636,684
4.00% 11/1/32	168,535	179,915
5.50% 10/1/23	93,418	103,683
5.50% 8/1/24	25,688	28,684
Freddie Mac S.F. 30 yr
3.00% 10/1/42	508,241	504,232
3.00% 11/1/42	424,986	422,951
4.50% 10/1/39	214,522	231,472
5.50% 3/1/34	56,249	63,031
5.50% 12/1/34	53,930	60,643

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 6/1/36	34,520	$38,520
5.50% 11/1/36	83,650	93,280
5.50% 12/1/36	17,914	19,943
5.50% 6/1/38	47,741	53,174
5.50% 3/1/40	191,693	213,507
5.50% 8/1/40	775,790	863,307
5.50% 1/1/41	217,029	241,570
5.50% 6/1/41	916,077	1,019,513
6.00% 2/1/36	419,990	479,141
6.00% 3/1/36	209,951	239,026
6.00% 1/1/38	82,823	93,284
6.00% 6/1/38	218,491	246,345
6.00% 8/1/38	332,751	380,166
6.00% 5/1/40	91,487	103,169
6.50% 11/1/33	34,349	39,411
6.50% 1/1/35	160,244	184,293
6.50% 8/1/38	51,112	57,792
6.50% 4/1/39	351,695	397,663
7.00% 1/1/38	55,508	63,556
GNMA I S.F. 30 yr
5.00% 6/15/40	117,101	128,885
7.00% 12/15/34	259,799	305,245
GNMA II S.F. 30 yr 6.00% 4/20/34	10,071	11,333

Total Agency Mortgage-Backed Securities (cost $189,159,447)		191,749,009

Agency Obligations – 0.09%
Fannie Mae 2.625% 9/6/24	785,000	773,861
Tennessee Valley Authority 2.875% 9/15/24	1,015,000	1,009,541

Total Agency Obligations (cost $1,782,074)		1,783,402

Collateralized Debt Obligations – 0.29%
ACAS CLO Series 2007-1A A1S 144A 0.444% 4/20/21 #●	764,425	758,348
ALM VII Series 2012-7A A1 144A 1.654% 10/19/24 #●	250,000	249,080
BlueMountain CLO Series 2005-1A A1F 144A 0.471% 11/15/17 #●	27,318	27,281

(continues)                                             11

Schedules of investments

Optimum Fixed Income Fund

	Principal	Value
	amount°	(U.S. $)
Collateralized Debt Obligations (continued)
Euro-Galaxy CLO Series 2006-1X A2 0.444% 10/23/21 ●	EUR 1,595,804	$1,995,704
Franklin CLO Series 5A A2 144A 0.494% 6/15/18 #●	1,599,701	1,587,656
Stoney Lane Funding I Series 2007-1A A1 144A 0.473% 4/18/22 #●	982,377	973,457

Total Collateralized Debt Obligations (cost $5,604,436)		5,591,526

Commercial Mortgage-Backed Securities –2.21%
Bank of America Commercial Mortgage Trust Series 2007-4 AM 6.015% 2/10/51 ●	505,000	556,103
Bank of America Re-REMIC Series 2009-UBER2 144A 5.812% 2/24/51 #●	2,129,304	2,344,322
CD Commercial Mortgage Trust Series 2005-CD1 AM 5.40% 7/15/44 ●	425,000	440,739
Series 2005-CD1 C 5.40% 7/15/44 ●	510,000	524,230
Citigroup Commercial Mortgage Trust Series 2014-GC23 AS 3.863% 7/10/47	340,000	346,002
Commercial Mortgage Pass Through Certificates Series 2014-CR19 A5 3.796% 8/10/47 ¿	470,000	480,208
Series 2014-LC17 A5 3.917% 10/10/47 ¿	910,000	945,973
Commercial Mortgage Trust Series 2005-GG5 A5 5.224% 4/10/37 ●	1,155,000	1,182,842
Series 2006-GG7 A4 6.014% 7/10/38 ●	1,102,588	1,170,200
Credit Suisse Commercial Mortgage Trust Series 2006-C1 AAB 5.642% 2/15/39 ●	21,705	21,866
Series 2010-UD1 A 144A 5.931% 12/16/49 #●	1,864,774	1,999,317
DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,545,000	1,725,042

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.73% 11/10/46 #●	815,000	$908,510
FREMF Mortgage Trust Series 2011-K702 B 144A 4.936% 4/25/44 #●	210,000	223,378
Series 2012-K19 B 144A 4.176% 5/25/45 #●	145,000	148,753
Series 2012-K708 B 144A 3.891% 2/25/45 #●	1,705,000	1,753,606
Series 2012-K711 B 144A 3.684% 8/25/45 #•	735,000	744,737
Series 2013-K33 B 144A 3.619% 8/25/46 #●	505,000	492,742
Series 2013-K712 B 144A 3.484% 5/25/45 #●	2,215,000	2,217,160
Series 2013-K713 B 144A 3.274% 4/25/46 #●	1,215,000	1,200,565
Series 2014-K716 B 144A 3.954% 8/25/47 #●	425,000	431,401
Goldman Sachs Mortgage Securities II Series 2005-GG4 A4A 4.751% 7/10/39	659,324	664,402
Goldman Sachs Mortgage Securities Trust Series 2006-GG6 A4 5.553% 4/10/38 ●	595,000	619,990
Series 2010-C1 A2 144A 4.592% 8/10/43 #	915,000	999,551
Series 2010-C1 C 144A 5.635% 8/10/43 #●	375,000	407,160
Grace Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	2,200,000	2,255,482
Hilton USA Trust Series 2013-HLT AFX 144A 2.662% 11/5/30 #	2,515,000	2,523,712
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	1,620,000	1,646,014
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	524,614	521,754
Series 2014-C21 AS 3.997% 8/15/47	320,000	326,222
Series 2014-C22 A4 3.801% 9/15/47	1,055,000	1,082,390
Series 2014-C22 B 4.714% 9/15/47 ●	685,000	711,294

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.647% 8/12/37 ●	230,000	$245,891
Series 2005-LDP5 D 5.559% 12/15/44 ●	420,000	433,297
Series 2006-LDP8 AM 5.44% 5/15/45	1,558,000	1,669,157
Series 2007-LDPX A3 5.42% 1/15/49	1,078,598	1,162,082
Series 2011-C5 C 144A 5.50% 8/15/46 #●	410,000	450,555
Series 2012-LC9 AS 144A 3.353% 12/15/47 #	290,000	287,735
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	41,187	42,287
Series 2005-C3 B 4.895% 7/15/40 ●	260,000	264,042
Series 2006-C6 AJ 5.452% 9/15/39 ●	745,000	787,403
Series 2006-C6 AM 5.413% 9/15/39	305,000	328,039
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18 A4 3.923% 10/15/47	625,000	646,875
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.38% 11/14/42 ●	615,000	634,670
Series 2005-HQ7 C 5.38% 11/14/42 ●	1,375,000	1,359,244
Series 2006-T21 AM 5.204% 10/12/52 ●	600,000	627,072
TimberStar Trust Series 2006-1A A 144A 5.668% 10/15/36 #	415,000	445,896
VNDO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30 #	580,000	570,273
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	545,000	561,323

Total Commercial Mortgage-Backed Securities (cost $41,904,389)		42,131,508

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds – 0.82%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	580,000	$469,800
Alere 3.00% exercise price $43.98, expiration date 5/15/16	139,000	147,774
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	206,000	215,527
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	421,000	445,207
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	291,000	320,100
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	576,000	604,800
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	275,000	277,063
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	360,000	342,900
Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20 #	498,000	478,705
Chesapeake Energy 2.25% exercise price $80.36, expiration date 12/14/38	193,000	185,159
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	283,000	331,110
Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18 #	588,000	482,895
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	64,000	164,960
General Cable 4.50% exercise price $35.33, expiration date 11/15/29 f	652,000	455,585
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	166,000	775,428

(continues)                                             13

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	381,000	$402,193
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	113,000	224,729
Intel 3.25% exercise price $21.71, expiration date 8/1/39	200,000	335,751
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	483,000	483,906
Jefferies Group 3.875% exercise price $45.19, expiration date 10/31/29	306,000	324,743
Lexington Realty Trust 144A
6.00% exercise price $6.68, expiration date 1/11/30 #	147,000	212,415
Liberty Interactive
0.75% exercise price $1,000.00, expiration date 3/30/43	462,000	614,171
144A 1.00% exercise price $74.31, expiration date 9/28/43 #	398,000	409,443
Meritor 4.00% exercise price $26.73, expiration date 2/12/27 f	598,000	616,687
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	239,000	301,588
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	130,000	444,763
Novellus Systems 2.625% exercise price $35.02, expiration date 5/14/41	268,000	585,413
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	35,000	34,694
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	576,000	642,240
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	668,000	460,920

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
RTI International Metals 1.625% exercise price $40.72, expiration date 10/10/19	345,000	$331,631
SanDisk 1.50% exercise price $51.53, expiration date 8/11/17	248,000	478,175
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	130,000	472,147
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	348,000	338,432
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	354,000	272,359
TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19 #	372,000	361,538
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	487,000	476,956
Vector Group
1.75% exercise price $25.87, expiration date 4/15/20	424,000	476,470
2.50% exercise price $16.78, expiration date 1/14/19 —	147,000	213,580
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	204,000	343,868

Total Convertible Bonds (cost $14,170,953)		15,555,825

Corporate Bonds – 38.23%
Banking – 9.21%
Abbey National Treasury Services
0.744% 3/13/17 —	225,000	225,625
2.35% 9/10/19	635,000	627,601
Ally Financial
2.75% 1/30/17	200,000	196,500
3.125% 1/15/16	100,000	100,500
3.50% 7/18/16	400,000	405,500
4.625% 6/26/15	1,200,000	1,219,680
4.75% 9/10/18	200,000	205,500
5.50% 2/15/17	1,800,000	1,876,500
8.30% 2/12/15	1,000,000	1,022,500

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)
Banking (continued)
ANZ New Zealand International 144A 2.60% 9/23/19 #		200,000	$200,716
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	302,000	274,075
3.517% 11/6/18 —	AUD	370,000	327,453
Banco de Costa Rica 144A 5.25% 8/12/18 #		815,000	833,337
Banco do Brasil 144A 6.00% 1/22/20 #		3,200,000	3,532,000
Banco Mercantil del Norte 144A 4.375% 7/19/15 #		400,000	411,000
Banco Santander Chile 144A 3.75% 9/22/15 #		2,200,000	2,257,242
Banco Santander Mexico 144A 5.95% 1/30/24 #—		805,000	851,287
Banco Votorantim 144A 5.25% 2/11/16 #@		2,300,000	2,392,000
Bancolombia 5.95% 6/3/21		475,000	523,687
Bank of America
0.534% 6/15/17 —		3,800,000	3,776,448
1.274% 1/15/19 —		830,000	842,715
3.30% 1/11/23		716,000	699,080
4.20% 8/26/24		3,445,000	3,419,321
5.65% 5/1/18		900,000	1,001,887
5.75% 12/1/17		700,000	779,460
6.00% 9/1/17		1,700,000	1,896,515
6.25% 9/29/49 —		2,235,000	2,231,507
6.875% 4/25/18		2,325,000	2,683,817
7.625% 6/1/19		800,000	967,418
Bank of Montreal 0.754% 7/15/16 —		565,000	568,469
Bank of New York Mellon 0.715% 9/11/19 —		830,000	832,209
Bank of Nova Scotia 0.754% 7/15/16 —		835,000	840,425
Barclays 4.375% 9/11/24		1,320,000	1,281,364
Barclays Bank 7.625% 11/21/22		1,025,000	1,103,413
BB&T
0.90% 2/1/19 —		750,000	758,482
1.094% 6/15/18 —		65,000	66,205
5.25% 11/1/19		1,241,000	1,394,229
BBVA Banco Continental 144A 5.25% 9/22/29 #—		370,000	372,738
BBVA Bancomer
144A 6.50% 3/10/21 #		1,365,000	1,494,675
144A 7.25% 4/22/20 #		100,000	113,700

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)
Banking (continued)
Branch Banking & Trust 3.80% 10/30/26		1,770,000	$1,766,056
CIT Group 144A 5.50% 2/15/19 #		2,900,000	3,043,187
Citigroup
0.518% 11/5/14 —		4,600,000	4,600,773
4.05% 7/30/22		150,000	152,178
4.587% 12/15/15		200,000	208,981
6.125% 5/15/18		2,300,000	2,606,307
8.50% 5/22/19		1,400,000	1,751,688
City National 5.25% 9/15/20		770,000	857,496
Credit Suisse Group
3.625% 9/9/24		425,000	419,829
144A 6.25% 12/29/49 #—		270,000	262,035
144A 7.50% 12/29/49 #—		615,000	647,287
Credit Suisse New York 144A 6.50% 8/8/23 #		1,215,000	1,324,411
DNB Bank 144A 3.20% 4/3/17 #		3,300,000	3,447,190
Eksportfinans
2.00% 9/15/15		1,300,000	1,301,625
2.375% 5/25/16		500,000	501,850
3.00% 11/17/14		300,000	301,095
5.50% 5/25/16		200,000	211,320
5.50% 6/26/17		300,000	324,375
Export-Import Bank of China
144A 2.50% 7/31/19 #		1,025,000	1,015,860
144A 3.625% 7/31/24 #		855,000	844,660
Export-Import Bank of Korea
1.25% 11/20/15		400,000	402,148
4.375% 9/15/21		600,000	648,748
5.00% 4/11/22		2,000,000	2,239,260
5.125% 3/16/15		200,000	203,960
5.125% 6/29/20		1,500,000	1,686,360
5.875% 1/14/15		950,000	963,871
Goldman Sachs Group
0.548% 5/18/15 —	EUR	100,000	126,504
0.632% 7/22/15 —		200,000	200,316
0.683% 3/22/16 —		300,000	300,756
1.334% 11/15/18 —		420,000	427,720
3.55% 2/12/21	CAD	200,000	182,735
3.70% 8/1/15		1,900,000	1,948,186
3.925% 8/21/19 —	AUD	140,000	124,263
4.325% 8/8/18 —	AUD	150,000	135,154
5.35% 1/15/16		1,400,000	1,479,734
5.95% 1/18/18		700,000	784,238
6.25% 9/1/17		1,100,000	1,236,408
HBOS 144A 6.75% 5/21/18 #		1,445,000	1,637,185

(continues)                                             15

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
HSBC Bank 144A 0.874% 5/15/18 #—		420,000	$423,995
HSBC Holdings
5.625% 12/29/49 —		810,000	805,343
6.375% 12/29/49 —		1,260,000	1,260,000
HSBC New Zealand 4.58% 12/10/18 —	NZD	500,000	394,025
ICICI Bank
4.75% 11/25/16		2,600,000	2,741,396
5.50% 3/25/15		2,100,000	2,144,709
144A 5.50% 3/25/15 #		1,300,000	1,327,677
ING Bank 144A 5.80% 9/25/23 #		1,730,000	1,908,993
JPMorgan Chase
0.564% 6/13/16 —		500,000	500,001
0.767% 5/31/17 —	EUR	2,400,000	3,029,924
0.865% 1/28/19 —		574,000	578,763
3.15% 7/5/16		100,000	103,522
3.685% 5/17/18 —	AUD	730,000	645,898
3.875% 9/10/24		1,265,000	1,241,652
4.25% 11/2/18	NZD	570,000	437,185
4.375% 11/30/21 —	EUR	2,600,000	3,469,767
4.40% 7/22/20		400,000	431,311
6.00% 10/1/17		600,000	671,300
6.30% 4/23/19		300,000	348,191
6.75% 1/29/49 —		2,125,000	2,242,937
KBC Bank 8.00% 1/25/23 —		2,200,000	2,444,200
KeyBank 6.95% 2/1/28		1,220,000	1,563,603
KFW 6.25% 5/19/21	AUD	2,300,000	2,301,310
Lloyds Banking Group 7.50% 4/30/49 —		1,640,000	1,693,300
Morgan Stanley
1.083% 1/24/19 —		1,227,000	1,242,320
3.125% 8/5/21	CAD	387,000	342,596
3.45% 11/2/15		1,000,000	1,028,584
4.35% 9/8/26		2,370,000	2,334,640
5.00% 9/30/21	AUD	378,000	332,778
5.45% 1/9/17		700,000	760,740
7.60% 8/8/17	NZD	386,000	320,423
National City Bank 0.603% 6/7/17 —		325,000	323,962
Northern Trust 3.95% 10/30/25		550,000	570,613
Novo Banco
5.00% 4/4/19	EUR	50,000	60,816
5.00% 5/21/19	EUR	50,000	61,133
5.875% 11/9/15	EUR	200,000	251,050

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Oversea-Chinese Banking 144A 4.00% 10/15/24 #—		1,415,000	$1,431,036
PNC Bank 6.875% 4/1/18		1,415,000	1,640,318
PNC Funding 5.625% 2/1/17		225,000	245,415
PNC Preferred Funding Trust II 144A 1.457% 3/29/49 #—		2,000,000	1,942,500
Rabobank
2.50% 9/4/20	NOK	1,740,000	271,679
4.625% 12/1/23		2,525,000	2,620,811
4.875% 1/20/20	AUD	246,000	222,809
6.875% 3/19/20	EUR	2,400,000	3,611,203
Royal Bank of Canada 0.563% 1/23/17 —		530,000	532,007
Royal Bank of Scotland Group
5.125% 5/28/24		945,000	930,267
144A 6.99% 10/29/49 #—		200,000	229,375
9.50% 3/16/22 —		1,400,000	1,598,989
Santander Holdings USA 3.45% 8/27/18		1,335,000	1,393,151
Santander UK 144A 5.00% 11/7/23 #		2,025,000	2,128,425
Siam Commercial Bank 144A 3.50% 4/7/19 #		630,000	643,861
State Bank of India 144A 4.50% 7/27/15 #		200,000	205,360
State Street 3.10% 5/15/23		2,885,000	2,803,331
SunTrust Bank
0.525% 8/24/15 —		505,000	504,647
2.35% 11/1/18		535,000	536,801
SVB Financial Group 5.375% 9/15/20		310,000	347,672
Toronto-Dominion Bank 0.786% 4/30/18 —		835,000	842,266
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #		1,083,000	1,084,083
UBS
4.75% 5/22/23 —		400,000	401,000
5.875% 12/20/17		1,163,000	1,310,358
US Bancorp 3.60% 9/11/24		1,275,000	1,262,594
US Bank North America
0.466% 1/30/17 —		850,000	851,040
4.95% 10/30/14		1,000,000	1,003,498
USB Capital IX 3.50% 10/29/49 —		1,820,000	1,556,100
USB Realty 144A 1.381% 12/29/49 #—		100,000	92,875
Wells Fargo 1.25% 7/20/16		10,300,000	10,364,509

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo
3.50% 9/12/29	GBP	196,000	$309,436
4.10% 6/3/26		3,630,000	3,622,232
5.90% 12/29/49 —		720,000	735,300
Woori Bank
144A 2.875% 10/2/18 #		565,000	576,342
144A 4.75% 4/30/24 #		1,000,000	1,013,376
Zions Bancorp 4.50% 6/13/23		990,000	1,038,401

			175,164,253

Basic Industry – 2.15%
AK Steel 7.625% 5/15/20		280,000	277,900
ArcelorMittal
6.125% 6/1/18		565,000	600,313
10.35% 6/1/19		830,000	1,015,713
Axalta Coating System 144A 7.375% 5/1/21 #		400,000	431,000
BHP Billiton Finance 3.25% 9/25/24	GBP	223,000	356,950
BHP Billiton Finance USA 0.483% 9/30/16 —		500,000	500,960
Braskem Finance 6.45% 2/3/24		890,000	927,825
Celanese US Holdings 4.625% 11/15/22		890,000	876,650
CF Industries
5.15% 3/15/34		640,000	676,506
5.375% 3/15/44		885,000	929,634
6.875% 5/1/18		1,690,000	1,958,867
7.125% 5/1/20		300,000	362,341
Dow Chemical
3.50% 10/1/24		865,000	845,480
4.25% 10/1/34		1,325,000	1,280,016
8.55% 5/15/19		2,322,000	2,921,252
Eastman Chemical 4.65% 10/15/44		330,000	315,637
Fibria Overseas Finance 5.25% 5/12/24		705,000	697,069
FMG Resources August 2006 144A 6.875% 4/1/22 #		2,488,000	2,540,870
Georgia-Pacific 8.00% 1/15/24		1,927,000	2,584,974
Gerdau Holdings 144A 7.00% 1/20/20 #		710,000	802,300
HD Supply
7.50% 7/15/20		211,000	219,967
11.50% 7/15/20		530,000	612,813

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
International Paper
3.65% 6/15/24	990,000	$962,493
6.00% 11/15/41	795,000	907,503
LSB Industries 7.75% 8/1/19	100,000	106,500
Metalloinvest Finance 144A 5.625% 4/17/20 #	740,000	678,025
MMC Finance 144A 5.55% 10/28/20 #	258,000	257,355
Monsanto 4.40% 7/15/44	3,770,000	3,751,610
Mosaic 5.625% 11/15/43	2,415,000	2,705,488
Nortek 8.50% 4/15/21	545,000	588,600
Novelis 8.75% 12/15/20	490,000	526,137
OCP
144A 5.625% 4/25/24 #	1,185,000	1,235,599
144A 6.875% 4/25/44 #	735,000	795,785
Phosagro 144A 4.204% 2/13/18 #	628,000	609,160
PolyOne 5.25% 3/15/23	290,000	282,750
Rio Tinto Finance USA 1.075% 6/17/16 —	420,000	424,130
Rockwood Specialties Group 4.625% 10/15/20	405,000	419,681
Ryerson
9.00% 10/15/17	320,000	338,400
11.25% 10/15/18	89,000	98,345
TPC Group 144A 8.75% 12/15/20 #	305,000	325,588
Tupy Overseas 144A 6.625% 7/17/24 #	900,000	920,250
Vedanta Resources 144A 6.00% 1/31/19 #	585,000	593,775
Weyerhaeuser 4.625% 9/15/23	1,785,000	1,894,031
Yamana Gold 144A 4.95% 7/15/24 #	795,000	792,917

		40,949,159

Brokerage – 0.35%
Bear Stearns
6.40% 10/2/17	700,000	792,364
7.25% 2/1/18	2,000,000	2,328,518
Jefferies Group
5.125% 1/20/23	585,000	622,848
6.45% 6/8/27	331,000	372,514
6.50% 1/20/43	220,000	243,922
Lazard Group
4.25% 11/14/20	935,000	978,781
6.85% 6/15/17	1,197,000	1,349,519

		6,688,466

(continues)                                             17

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods – 1.20%
Accudyne Industries 144A 7.75% 12/15/20 #	180,000	$187,650
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	1,150,000	1,184,500
144A 10.75% 10/15/19 #	935,000	902,275
Ball
4.00% 11/15/23	660,000	617,100
5.00% 3/15/22	310,000	313,100
Berry Plastics 5.50% 5/15/22	240,000	231,300
BWAY Holding 144A 9.125% 8/15/21 #	730,000	737,300
Cemex
144A
4.984% 10/15/18 #—	200,000	212,500
144A 5.70% 1/11/25 #	220,000	212,520
144A 5.875% 3/25/19 #	220,000	221,650
144A 7.25% 1/15/21 #	690,000	731,400
144A 9.50% 6/15/18 #	650,000	726,993
Consolidated Container 144A 10.125% 7/15/20 #	285,000	269,325
Crane
2.75% 12/15/18	225,000	229,240
4.45% 12/15/23	1,180,000	1,239,291
Cummins 3.65% 10/1/23	1,145,000	1,190,911
Gates Global 144A 6.00% 7/15/22 #	710,000	670,950
General Electric 4.50% 3/11/44	610,000	635,027
Honghua Group 144A 7.45% 9/25/19 #	330,000	324,225
Ingersoll-Rand Global Holding 4.25% 6/15/23	1,590,000	1,670,448
Milacron 144A 7.75% 2/15/21 #	345,000	364,837
OAS Finance 144A 8.00% 7/2/21 #	485,000	466,813
OAS Investments 144A 8.25% 10/19/19 #	750,000	737,783
Plastipak Holdings 144A 6.50% 10/1/21 #	370,000	377,400
Reynolds Group Issuer 8.25% 2/15/21	2,475,000	2,629,688
Rock-Tenn
3.50% 3/1/20	1,120,000	1,140,087
4.00% 3/1/23	475,000	483,026
TransDigm 144A 6.00% 7/15/22 #	285,000	281,794

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
144A 6.50% 7/15/24 #		185,000	$184,538
7.50% 7/15/21		345,000	370,013
Trinity Industries 4.55% 10/1/24		1,010,000	1,013,784
Tyco Electronics Group 0.437% 1/29/16 —		515,000	515,408
URS
3.85% 4/1/17		145,000	149,745
5.00% 4/1/22		520,000	527,827
Votorantim Cimentos 144A 7.25% 4/5/41 #		980,000	1,016,750

			22,767,198

Communications – 4.80%
Altice 144A 7.75% 5/15/22 #		255,000	263,925
America Movil
5.00% 3/30/20		720,000	791,503
6.00% 6/9/19	MXN	31,600,000	2,381,180
American Tower Trust I
144A 1.551% 3/15/43 #		425,000	418,445
144A 3.07% 3/15/23 #		970,000	955,178
AT&T
1.148% 11/27/18 —		830,000	845,431
4.80% 6/15/44		2,875,000	2,843,731
Bell Canada 3.35% 3/22/23	CAD	219,000	193,262
Bharti Airtel International Netherlands 144A 5.35% 5/20/24 #		1,245,000	1,332,885
Brasil Telecom 144A 5.75% 2/10/22 #		520,000	491,452
British Sky Broadcasting Group 144A 3.75% 9/16/24 #		1,620,000	1,619,605
CC Holdings GS V 3.849% 4/15/23		450,000	443,435
CCO Holdings 5.25% 9/30/22		380,000	373,350
CenturyLink
5.80% 3/15/22		1,655,000	1,704,650
6.75% 12/1/23		340,000	365,925
Cequel Communications Holdings I 144A 6.375% 9/15/20 #		435,000	449,681
Columbus International 144A 7.375% 3/30/21 #		1,315,000	1,372,531
Comcast 3.375% 2/15/25		3,525,000	3,484,501

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)
Communications (continued)
Comcast
4.20% 8/15/34		595,000	$591,864
4.75% 3/1/44		275,000	291,293
5.70% 5/15/18		1,000,000	1,136,539
Comcel Trust 144A 6.875% 2/6/24 #		250,000	264,375
Crown Castle Towers 144A 4.883% 8/15/20 #		2,090,000	2,308,815
CSC Holdings 144A 5.25% 6/1/24 #		515,000	495,687
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	36,000	71,070
Digicel Group 144A 8.25% 9/30/20 #		1,580,000	1,635,458
DIRECTV Holdings
4.45% 4/1/24		2,695,000	2,812,154
5.15% 3/15/42		220,000	223,270
DISH DBS
5.00% 3/15/23		640,000	615,600
7.125% 2/1/16		900,000	956,250
7.875% 9/1/19		168,000	190,260
ENTEL Chile 144A 4.875% 10/30/24 #		1,120,000	1,150,697
Expedia 4.50% 8/15/24		710,000	705,068
Gray Television 7.50% 10/1/20		465,000	477,787
Grupo Televisa 5.00% 5/13/45		645,000	640,414
Hughes Satellite Systems 7.625% 6/15/21		280,000	306,600
iHeartMedia PIK 14.00% 2/1/21		50,500	46,334
Intelsat Luxembourg
7.75% 6/1/21		615,000	628,837
8.125% 6/1/23		3,255,000	3,409,613
Interpublic Group 2.25% 11/15/17		15,000	15,070
Lamar Media 5.00% 5/1/23		795,000	769,163
Level 3 Escrow II 144A 5.375% 8/15/22 #		465,000	459,187
MDC Partners 144A 6.75% 4/1/20 #		440,000	455,400
MetroPCS Wireless 6.625% 11/15/20		210,000	216,563
Millicom International Cellular 144A 6.625% 10/15/21 #		685,000	714,113
Mobile Telesystems 144A 8.625% 6/22/20 #		1,215,000	1,293,975

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)
Communications (continued)
Motorola Solutions 4.00% 9/1/24		1,290,000	$1,261,739
NBCUniversal Enterprise 144A 0.919% 4/15/18 #●		840,000	849,184
Nielsen Luxembourg 144A 5.50% 10/1/21 #		230,000	232,300
Numericable Group 144A 6.00% 5/15/22 #		275,000	277,406
Orange 2.75% 9/14/16		100,000	103,056
SBA Tower Trust 144A 2.24% 4/16/18 #		735,000	725,705
SES 144A 3.60% 4/4/23 #		1,820,000	1,839,179
SES Global Americas Holdings 144A 5.30% 3/25/44 #		1,635,000	1,733,986
Sinclair Television Group
5.375% 4/1/21		1,405,000	1,390,950
6.125% 10/1/22		155,000	158,488
Sprint
144A 7.125% 6/15/24 #		690,000	697,763
144A 7.25% 9/15/21 #		720,000	751,500
144A 7.875% 9/15/23 #		645,000	685,313
Sprint Capital 6.90% 5/1/19		170,000	179,563
Sprint Nextel
6.00% 12/1/16		500,000	526,875
9.125% 3/1/17		100,000	113,000
Telefonica Emisiones
4.57% 4/27/23		2,355,000	2,463,186
6.421% 6/20/16		1,750,000	1,902,688
Telemar Norte Leste 144A 5.50% 10/23/20 #		668,000	655,508
Time Warner 3.55% 6/1/24		1,830,000	1,807,396
Time Warner Cable
4.00% 9/1/21		730,000	769,278
6.75% 7/1/18		1,500,000	1,745,555
8.25% 4/1/19		2,195,000	2,736,465
T-Mobile USA
6.125% 1/15/22		550,000	554,813
6.836% 4/28/23		690,000	711,563
Turk Telekomunikasyon 144A 3.75% 6/19/19 #		930,000	909,666
Univision Communications
144A 5.125% 5/15/23 #		630,000	641,025
144A 6.75% 9/15/22 #		439,000	471,925
UPCB Finance 7.625% 1/15/20	EUR	600,000	797,648
Verizon Communications
1.764% 9/15/16 ●		1,900,000	1,948,845
1.984% 9/14/18 ●		1,195,000	1,260,035
2.50% 9/15/16		200,000	205,356

(continues)                                             19

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
3.25% 2/17/26	EUR	323,000	$457,611
3.65% 9/14/18		1,400,000	1,475,905
4.50% 9/15/20		2,000,000	2,165,410
144A 4.862% 8/21/46 #		3,165,000	3,181,661
5.15% 9/15/23		795,000	880,997
6.55% 9/15/43		626,000	783,255
Viacom
3.875% 4/1/24		220,000	219,518
5.25% 4/1/44		2,580,000	2,676,500
Vimpel Communications 144A 7.748% 2/2/21 #		620,000	641,700
Virgin Media Finance 144A 6.375% 4/15/23 #		995,000	1,032,313
VTR Finance 144A 6.875% 1/15/24 #		1,185,000	1,229,438
Wind Acquisition Finance 144A 7.375% 4/23/21 #		395,000	397,963
Windstream
7.50% 4/1/23		110,000	113,300
7.75% 10/1/21		205,000	219,350
WPP Finance 2010 5.625% 11/15/43		760,000	828,794
Zayo Group 10.125% 7/1/20		645,000	729,656

			91,352,456

Consumer Cyclical – 2.88%
American Axle & Manufacturing 6.25% 3/15/21		415,000	433,675
American Honda Finance 144A 0.61% 5/26/16 #●		935,000	939,813
AutoZone 6.95% 6/15/16		300,000	328,550
Bed Bath & Beyond
4.915% 8/1/34		935,000	932,073
5.165% 8/1/44		735,000	721,302
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #		330,000	289,987
Chassix 144A
9.25% 8/1/18 #		65,000	64,513
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #		370,000	351,500
CVS Pass Through Trust 144A 5.773% 1/10/33 #¿		90,780	102,825
Daimler 2.75% 12/10/18	NOK	1,870,000	302,199
Daimler Finance North America 144A 0.58% 8/1/17 #●		240,000	240,100

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Daimler Finance North America
144A 0.584% 3/10/17 #●	650,000	$650,544
144A 1.25% 1/11/16 #	1,300,000	1,309,214
144A 3.00% 3/28/16 #	280,000	288,949
Delphi
4.15% 3/15/24	1,185,000	1,211,164
5.00% 2/15/23	195,000	209,333
6.125% 5/15/21	545,000	599,500
Ford Motor 7.45% 7/16/31	745,000	986,239
Ford Motor Credit
1.483% 5/9/16 ●	825,000	836,654
2.75% 5/15/15	500,000	506,603
3.664% 9/8/24	395,000	387,607
3.875% 1/15/15	2,200,000	2,221,300
5.875% 8/2/21	1,500,000	1,727,202
7.00% 4/15/15	1,100,000	1,137,992
8.70% 10/1/14	4,100,000	4,100,000
General Motors 3.50% 10/2/18	1,090,000	1,113,163
Historic TW 6.875% 6/15/18	2,200,000	2,571,752
Host Hotels & Resorts
3.75% 10/15/23	2,100,000	2,080,481
4.75% 3/1/23	910,000	967,374
5.875% 6/15/19	325,000	344,416
Hyundai Capital America
144A 2.125% 10/2/17 #	615,000	622,898
144A 2.55% 2/6/19 #	715,000	721,363
Hyundai Capital Services
144A 1.034% 3/18/17 #●	205,000	205,870
International Game Technology 5.35% 10/15/23	1,460,000	1,504,095
Landry’s 144A
9.375% 5/1/20 #	515,000	547,187
Levi Strauss 6.875% 5/1/22	540,000	567,000
Lowe’s 0.654% 9/10/19 ●	520,000	521,385
Magna International 3.625% 6/15/24	1,740,000	1,732,495
Marriott International 3.375% 10/15/20	650,000	667,857
Meritor 6.75% 6/15/21	210,000	219,450
MGM Resorts International
6.75% 10/1/20	395,000	421,663
7.75% 3/15/22	85,000	94,775
11.375% 3/1/18	554,000	664,800
PACCAR Financial 0.833% 12/6/18 ●	835,000	844,130

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
PF Chang’s China Bistro 144A 10.25% 6/30/20 #		140,000	$139,650
Pinnacle Entertainment 7.50% 4/15/21		425,000	444,125
QVC
4.375% 3/15/23		1,515,000	1,514,143
144A 5.45% 8/15/34 #		1,080,000	1,063,954
Sally Holdings 5.75% 6/1/22		340,000	348,500
Schaeffler Finance 7.75% 2/15/17	EUR	1,400,000	1,992,733
Schaeffler Holding Finance PIK 6.875% 8/15/18 T	EUR	1,300,000	1,724,952
Signet UK Finance 4.70% 6/15/24		1,290,000	1,299,601
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		780,000	770,170
4.50% 10/1/34		405,000	395,110
Target 2.30% 6/26/19		955,000	957,467
Tenedora Nemak 144A 5.50% 2/28/23 #		1,105,000	1,138,150
Toyota Finance Australia
2.25% 8/31/16	NOK	110,000	17,281
3.04% 12/20/16	NZD	760,000	572,455
Toyota Motor Credit 2.00% 10/24/18		835,000	837,011
TRW Automotive
144A 4.45% 12/1/23 #		1,815,000	1,837,688
144A 4.50% 3/1/21 #		405,000	411,075
Volkswagen International Finance 144A 0.671% 11/18/16 #●		420,000	422,178
Volvo Treasury 1.751% 3/1/17 ●	SEK	1,100,000	155,100
Wyndham Worldwide
3.90% 3/1/23		435,000	429,375
4.25% 3/1/22		350,000	354,909
5.625% 3/1/21		495,000	550,334
Wynn Las Vegas 5.375% 3/15/22		125,000	127,813

			54,794,766

Consumer Non-Cyclical – 2.94%
Air Medical Group Holdings 9.25% 11/1/18		301,000	315,297
Altria Group 9.70% 11/10/18		222,000	286,233
Amgen 2.30% 6/15/16		125,000	127,929

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Amgen
3.625% 5/22/24		760,000	$754,612
3.875% 11/15/21		470,000	494,970
4.00% 9/13/29	GBP	216,000	351,631
Anheuser-Busch InBev Finance 0.64% 2/1/19 ●		840,000	840,181
Anheuser-Busch InBev Worldwide 5.375% 1/15/20		1,000,000	1,129,500
Avis Budget Car Rental 5.50% 4/1/23		405,000	403,987
Boston Scientific
2.65% 10/1/18		730,000	737,839
6.00% 1/15/20		1,665,000	1,900,481
BRF
144A 3.95% 5/22/23 #		200,000	188,690
144A 4.75% 5/22/24 #		600,000	592,500
144A 5.875% 6/6/22 #		485,000	525,013
CareFusion 6.375% 8/1/19		1,330,000	1,535,770
Celgene
3.25% 8/15/22		1,140,000	1,134,268
3.625% 5/15/24		400,000	396,531
3.95% 10/15/20		925,000	981,219
4.625% 5/15/44		230,000	226,553
Community Health Systems 144A 6.875% 2/1/22 #		415,000	433,675
ConAgra Foods 0.603% 7/21/16 ●		510,000	510,866
Cosan Luxembourg 144A 5.00% 3/14/23 #		530,000	510,125
Crimson Merger Sub 144A 6.625% 5/15/22 #		470,000	428,875
DaVita HealthCare Partners 5.125% 7/15/24		705,000	693,984
ENA Norte Trust 144A 4.95% 4/25/23 #		545,769	564,833
Express Scripts Holding
2.25% 6/15/19		765,000	755,118
3.50% 6/15/24		1,770,000	1,736,644
Forest Laboratories 144A 4.375% 2/1/19 #		1,025,000	1,079,938
Fresenius Medical Care US Finance II 144A 5.875% 1/31/22 #		355,000	378,075
Gilead Sciences 3.70% 4/1/24		1,415,000	1,448,156
HCA 3.75% 3/15/19		1,200,000	1,176,000

(continues)                                             21

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
HCA
5.00% 3/15/24		780,000	$769,275
7.50% 2/15/22		420,000	473,550
HCA Holdings 6.25% 2/15/21		530,000	555,175
Immucor 11.125% 8/15/19		350,000	379,750
JBS Investments 144A 7.75% 10/28/20 #		1,540,000	1,643,950
Kimberly-Clark de Mexico 144A 3.80% 4/8/24 #		100,000	102,597
Kinetic Concepts 10.50% 11/1/18		290,000	316,100
Kroger 0.763% 10/17/16 ●		420,000	421,408
McKesson 3.796% 3/15/24		1,735,000	1,752,942
Medtronic 0.328% 2/27/17 ●		430,000	429,843
Merck 0.591% 5/18/18 ●		835,000	840,292
Minerva Luxembourg 144A 7.75% 1/31/23 #		260,000	265,330
Mondelez International 4.125% 2/9/16		750,000	782,813
Mylan 144A 6.00% 11/15/18 #		160,000	165,797
Par Pharmaceutical 7.375% 10/15/20		345,000	361,388
Pernod-Ricard 144A 5.75% 4/7/21 #		1,850,000	2,109,799
Perrigo
144A 4.00% 11/15/23 #		1,600,000	1,630,811
144A 5.30% 11/15/43 #		320,000	346,882
Pfizer
0.534% 6/15/18 ●		754,000	755,577
5.35% 3/15/15		4,100,000	4,191,008
Prestige Brands 144A 5.375% 12/15/21 #		475,000	448,875
Quest Diagnostics 2.70% 4/1/19		535,000	538,234
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN	8,440,000	604,996
SABMiller Holdings 144A 2.45% 1/15/17 #		200,000	204,434
Salix Pharmaceuticals 144A 6.00% 1/15/21 #		875,000	949,375
Service Corporation International 144A 5.375% 5/15/24 #		435,000	438,263
Smithfield Foods 6.625% 8/15/22		225,000	238,500

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Spectrum Brands 6.375% 11/15/20	405,000	$424,238
Sysco
3.50% 10/2/24	850,000	854,083
4.35% 10/2/34	1,240,000	1,262,158
Tenet Healthcare 6.00% 10/1/20	728,000	771,680
Thermo Fisher Scientific
2.40% 2/1/19	1,430,000	1,433,678
4.15% 2/1/24	1,005,000	1,042,547
United Rentals North America 5.75% 11/15/24	535,000	543,025
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	100,000	99,875
144A 6.375% 10/15/20 #	220,000	226,875
Zimmer Holdings
3.375% 11/30/21	1,290,000	1,314,113
4.625% 11/30/19	1,270,000	1,387,204
Zoetis 3.25% 2/1/23	2,335,000	2,287,646

		56,003,579

Energy – 3.48%
Anadarko Petroleum 3.45% 7/15/24	840,000	826,734
BP Capital Markets
0.773% 5/10/19 ●	635,000	637,440
4.75% 3/10/19	160,000	176,401
Bristow Group 6.25% 10/15/22	420,000	437,325
California Resources
144A 5.50% 9/15/21 #	275,000	279,469
144A 6.00% 11/15/24 #	275,000	283,250
Canadian Natural Resources 0.608% 3/30/16 ●	680,000	681,819
Chaparral Energy 7.625% 11/15/22	580,000	597,400
Chesapeake Energy
3.484% 4/15/19 ●	300,000	301,500
5.75% 3/15/23	850,000	909,500
Cimarex Energy 4.375% 6/1/24	665,000	671,650
CNOOC Finance 2012 144A 3.875% 5/2/22 #	8,955,000	8,985,304
CNOOC Nexen Finance 2014 4.25% 4/30/24	1,495,000	1,518,165
Continental Resources 4.50% 4/15/23	2,590,000	2,687,503

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Drill Rigs Holdings 144A 6.50% 10/1/17 #	720,000	$720,000
Energy XXI Gulf Coast
144A 6.875% 3/15/24 #	525,000	494,813
7.50% 12/15/21	85,000	83,725
ENSCO 4.50% 10/1/24	1,555,000	1,563,353
Exterran Partners 6.00% 4/1/21	130,000	127,075
Halcon Resources 8.875% 5/15/21	420,000	415,800
Hercules Offshore
144A 6.75% 4/1/22 #	165,000	129,319
144A 8.75% 7/15/21 #	95,000	83,125
KazMunayGas National 144A 9.125% 7/2/18 #	820,000	962,475
Key Energy Services 6.75% 3/1/21	515,000	498,263
Laredo Petroleum 7.375% 5/1/22	405,000	427,275
Lukoil International Finance
6.125% 11/9/20	527,000	532,270
144A 6.125% 11/9/20 #	245,000	247,450
Marathon Petroleum 4.75% 9/15/44	2,935,000	2,828,512
Midstates Petroleum 9.25% 6/1/21	575,000	572,125
MIE Holdings 144A 7.50% 4/25/19 #	230,000	235,175
Murphy Oil USA 6.00% 8/15/23	550,000	576,125
Newfield Exploration 5.625% 7/1/24	855,000	919,125
Northern Oil & Gas 8.00% 6/1/20	175,000	178,500
Oasis Petroleum 6.875% 3/15/22	520,000	551,200
Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22 #	1,024,905	1,060,777
Oleoducto Central 144A 4.00% 5/7/21 #	1,090,000	1,091,853
ONGC Videsh 2.50% 5/7/18	820,000	812,817
Pacific Rubiales Energy
144A 5.375% 1/26/19 #	645,000	656,288
144A 5.625% 1/19/25 #	285,000	274,583
144A 7.25% 12/12/21 #	550,000	600,875
PDC Energy 7.75% 10/15/22	125,000	134,375
Pertamina Persero 144A 4.875% 5/3/22 #	845,000	847,957

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)
Energy (continued)
Petrobras Global Finance
3.115% 3/17/20 ●	265,000	$270,618
4.875% 3/17/20	1,433,000	1,455,505
Petrobras International Finance 5.375% 1/27/21	726,000	737,485
Petroleos de Venezuela 9.00% 11/17/21	680,000	457,300
Petroleos Mexicanos 6.50% 6/2/41	390,000	453,063
Plains Exploration & Production 6.50% 11/15/20	514,000	564,177
Pride International 6.875% 8/15/20	2,785,000	3,287,475
PTT Exploration & Production 144A 4.875% 12/29/49 #●	1,410,000	1,427,625
Range Resources 5.75% 6/1/21	125,000	131,875
Regency Energy Partners 5.50% 4/15/23	220,000	223,850
Samson Investment 9.75% 2/15/20	690,000	629,625
SandRidge Energy 8.125% 10/15/22	700,000	702,625
Shell International Finance 0.444% 11/15/16 ●	840,000	842,929
Sinopec Group Overseas Development 2012 144A 3.90% 5/17/22 #	3,200,000	3,226,720
Sinopec Group Overseas Development 2014 4.375% 4/10/24	4,600,000	4,733,055
Southwestern Energy 7.50% 2/1/18	2,500,000	2,922,673
Statoil
0.694% 11/8/18 ●	835,000	841,603
2.90% 11/8/20	605,000	617,811
Talisman Energy 5.50% 5/15/42	1,935,000	1,976,740
Total Capital International 0.803% 8/10/18 ●	840,000	848,835
Williams 4.55% 6/24/24	765,000	758,266
Woodside Finance 144A 8.75% 3/1/19 #	1,050,000	1,313,416
YPF
7.734% 8/15/18 ●	470,588	472,941
144A 8.75% 4/4/24 #	634,000	648,265

		66,163,167

(continues)                                             23

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Finance Companies – 1.80%
American Express 7.00% 3/19/18		6,600,000	$7,690,234
BM&FBovespa 5.50% 7/16/20		1,000,000	1,092,500
Citicorp Lease Pass Through Trust Series 1999-1 144A 8.04% 12/15/19 #¿		200,000	237,370
Corp Financiera de Desarrollo
144A 3.25% 7/15/19 #		350,000	350,000
144A 5.25% 7/15/29 #●		315,000	320,119
General Electric Capital
0.618% 5/5/26 ●		920,000	879,348
3.45% 5/15/24		1,595,000	1,601,630
144A 3.80% 6/18/19 #		345,000	367,863
4.208% 12/6/21	SEK	1,000,000	156,141
4.25% 1/17/18	NZD	140,000	108,228
4.65% 10/17/21		310,000	341,972
6.00% 8/7/19		1,495,000	1,745,448
7.125% 12/29/49 ●		2,100,000	2,434,431
General Motors Financial
3.00% 9/25/17		565,000	571,356
4.375% 9/25/21		695,000	711,506
GMAC International Finance 7.50% 4/21/15	EUR	100,000	130,649
International Lease Finance
4.875% 4/1/15		200,000	203,375
5.75% 5/15/16		900,000	942,187
144A 6.75% 9/1/16 #		1,640,000	1,775,300
144A 7.125% 9/1/18 #		100,000	112,750
8.625% 9/15/15		1,200,000	1,270,620
Murray Street Investment Trust I 4.647% 3/9/17		4,700,000	5,033,601
Nuveen Investments 144A 9.50% 10/15/20 #		635,000	739,775
SLM
6.25% 1/25/16		700,000	728,350
7.25% 1/25/22		550,000	598,125
Springleaf Finance 5.40% 12/1/15		700,000	717,500
SUAM Finance 144A 4.875% 4/17/24 #		985,000	1,004,700
Temasek Financial I 144A 2.375% 1/23/23 #		560,000	539,015
Waha Aerospace 3.925% 7/28/20		1,260,000	1,327,725
ZAR Sovereign Capital Fund Propriety 144A 3.903% 6/24/20 #		605,000	602,731

			34,334,549

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance – 1.25%
Allstate 5.75% 8/15/53 ●	910,000	$970,856
American International Group
8.175% 5/15/58 ●	795,000	1,075,237
8.25% 8/15/18	2,055,000	2,512,227
Berkshire Hathaway Finance
0.384% 1/10/17 ●	120,000	120,068
2.90% 10/15/20	1,155,000	1,175,658
Chubb 6.375% 3/29/67 ●	820,000	903,025
Five Corners Funding Trust 144A 4.419% 11/15/23 #	3,265,000	3,423,797
Highmark
144A 4.75% 5/15/21 #	445,000	452,360
144A 6.125% 5/15/41 #	160,000	162,007
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	350,000	360,063
Jackson National Life Global Funding 144A 1.25% 2/21/17 #	200,000	199,111
Liberty Mutual Group
144A 4.25% 6/15/23 #	925,000	947,083
144A 4.95% 5/1/22 #	320,000	345,056
MetLife 3.60% 4/10/24	1,065,000	1,078,486
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	300,000	385,500
MetLife Capital Trust X 144A 9.25% 4/8/38 #	1,100,000	1,592,250
Metropolitan Life Global Funding I 144A 0.764% 7/15/16 #●	835,000	842,062
Onex USI Acquisition 144A 7.75% 1/15/21 #	65,000	65,000
Prudential Financial
1.014% 8/15/18 ●	180,000	181,821
3.50% 5/15/24	60,000	59,501
4.50% 11/15/20	275,000	298,321
5.625% 6/15/43 ●	440,000	460,768
5.875% 9/15/42 ●	555,000	591,075
Stone Street Trust 144A 5.902% 12/15/15 #@	2,300,000	2,437,892
Teachers Insurance & Annuity Association of America
144A 4.375% 9/15/54 #●	480,000	484,694
144A 4.90% 9/15/44 #	940,000	961,760
Voya Financial 5.65% 5/15/53 ●	920,000	929,200
XL Group 6.50% 10/29/49 ●	710,000	688,700

		23,703,578

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Natural Gas – 1.58%
AmeriGas Finance 7.00% 5/20/22	435,000	$457,837
El Paso Pipeline Partners Operating
4.30% 5/1/24	2,585,000	2,580,993
5.00% 10/1/21	620,000	670,165
Enbridge Energy Partners 8.05% 10/1/37 ●	1,210,000	1,367,300
Energy Transfer Partners
5.15% 2/1/43	695,000	673,886
5.95% 10/1/43	1,860,000	2,001,068
9.70% 3/15/19	694,000	888,905
EnLink Midstream Partners 4.40% 4/1/24	1,990,000	2,069,377
Enterprise Products Operating 7.034% 1/15/68 ●	1,645,000	1,860,230
Kinder Morgan Energy Partners 9.00% 2/1/19	1,280,000	1,596,303
Kinder Morgan Energy Partners 5.95% 2/15/18	1,000,000	1,119,320
Plains All American Pipeline 8.75% 5/1/19	1,160,000	1,470,357
Ras Laffan Liquefied Natural Gas II 5.298% 9/30/20 @	1,858,200	2,016,147
Rockies Express Pipeline 144A 6.85% 7/15/18 #	500,000	535,000
Sabine Pass Liquefaction 144A 5.75% 5/15/24 #	5,500,000	5,603,125
Suburban Propane Partners 7.375% 8/1/21	115,000	122,475
Sunoco Logistics Partners Operations 3.45% 1/15/23	1,995,000	1,938,396
TransCanada PipeLines 6.35% 5/15/67 ●	1,790,000	1,852,650
Williams Partners 7.25% 2/1/17	1,010,000	1,138,019

		29,961,553

Real Estate – 1.40%
Alexandria Real Estate Equities 4.60% 4/1/22	1,080,000	1,135,513
Alexandria Real Estate Equities
3.90% 6/15/23	620,000	618,939
4.50% 7/30/29	450,000	451,282

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
Brandywine Operating Partnership 4.10% 10/1/24	180,000	$178,206
Carey (W.P.) 4.60% 4/1/24	695,000	719,766
CBL & Associates 5.25% 12/1/23	870,000	935,787
Corporate Office Properties
3.60% 5/15/23	690,000	661,134
5.25% 2/15/24	800,000	854,154
Corrections Corp of America 4.625% 5/1/23	388,000	377,330
DDR
4.75% 4/15/18	350,000	377,885
7.50% 4/1/17	940,000	1,069,772
7.875% 9/1/20	731,000	909,456
Digital Realty Trust 5.875% 2/1/20	425,000	472,761
Excel Trust 4.625% 5/15/24	515,000	524,497
Geo Group 5.875% 10/15/24	285,000	287,137
Goodman Funding 144A 6.375% 11/12/20 #	5,300,000	6,165,813
HCP 5.375% 2/1/21	2,300,000	2,569,896
Healthcare Trust of America Holdings 3.375% 7/15/21	475,000	473,321
Hospitality Properties Trust 4.50% 3/15/25	945,000	935,440
Prologis 4.00% 1/15/18	300,000	317,618
Qatari Diar Finance
3.50% 7/21/15	2,100,000	2,147,250
5.00% 7/21/20	500,000	556,875
Regency Centers
4.80% 4/15/21	420,000	457,966
5.875% 6/15/17	285,000	316,033
Trust F 144A 5.25% 12/15/24 #	1,150,000	1,198,875
WEA Finance 144A 3.75% 9/17/24 #	2,000,000	1,998,688

		26,711,394

Technology – 1.18%
Activision Blizzard 144A 6.125% 9/15/23 #	470,000	500,550
Apple 0.537% 5/6/19 ●	840,000	841,711
Baidu
2.75% 6/9/19	1,413,000	1,406,127
3.25% 8/6/18	770,000	794,213
BMC Software Finance 144A 8.125% 7/15/21 #	240,000	231,600

(continues)                                             25

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Broadcom 4.50% 8/1/34	215,000	$220,048
Cisco Systems 0.734% 3/1/19 ●	650,000	655,519
eBay 0.715% 8/1/19 ●	765,000	765,904
Equinix
4.875% 4/1/20	255,000	253,725
5.375% 4/1/23	493,000	490,535
First Data
11.25% 1/15/21	907,000	1,035,114
11.75% 8/15/21	281,000	326,663
Hewlett-Packard
1.174% 1/14/19 ●	420,000	426,088
2.65% 6/1/16	130,000	133,594
International Business Machines
0.605% 2/12/19 ●	690,000	695,805
1.625% 5/15/20	440,000	422,000
Jabil Circuit 7.75% 7/15/16	92,000	101,660
National Semiconductor 6.60% 6/15/17	1,530,000	1,746,077
NCR 6.375% 12/15/23	425,000	447,313
NetApp 3.25% 12/15/22	745,000	728,011
NetFlix 144A 5.75% 3/1/24 #	585,000	605,475
NXP Funding 144A 5.75% 3/15/23 #	270,000	274,050
Oracle
0.742% 10/8/19 ●	940,000	944,865
3.40% 7/8/24	1,380,000	1,377,360
4.50% 7/8/44	585,000	593,653
Samsung Electronics America 144A 1.75% 4/10/17 #	745,000	747,666
Seagate HDD Cayman 144A 4.75% 1/1/25 #	1,605,000	1,605,000
Symantec 4.20% 9/15/20	2,000,000	2,071,002
Tencent Holdings 144A 3.375% 5/2/19 #	555,000	561,592
Xerox 6.35% 5/15/18	1,220,000	1,395,152

		22,398,072

Transportation – 0.92%
American Airlines 2011-1 Class A Pass Through Trust
5.25% 1/31/21 ¿	460,228	497,506
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ¿	470,000	471,763
AP Moeller – Maersk
144A 2.55% 9/22/19 #	560,000	562,005
144A 3.75% 9/22/24 #	795,000	798,757

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
Aviation Capital Group 144A 6.75% 4/6/21 #	790,000	$900,600
Brambles USA
144A 3.95% 4/1/15 #	395,000	401,200
144A 5.35% 4/1/20 #	320,000	359,197
Burlington Northern Santa Fe
3.40% 9/1/24	740,000	731,204
4.90% 4/1/44	1,340,000	1,416,531
Continental Airlines 2009-2 Class A Pass Through Trust 7.25% 11/10/19 ¿	720,620	844,927
Delta Air Lines Class A Pass Through Trust 6.821% 8/10/22 ¿	314,521	366,416
Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/22 #¿	1,722,804	1,830,120
DP World 144A 6.85% 7/2/37 #	610,000	687,043
ERAC USA Finance 144A 5.25% 10/1/20 #	1,470,000	1,659,180
Norfolk Southern 3.85% 1/15/24	1,085,000	1,124,164
Penske Truck Leasing 144A 3.75% 5/11/17 #	200,000	210,410
UAL Pass Through Trust 9.75% 1/15/17 ¿	161,890	182,936
10.40% 11/1/16 ¿	196,755	217,906
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	350,000	351,750
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	650,000	658,125
United Parcel Service 5.125% 4/1/19	2,210,000	2,489,711
US Airways 2012-2 Class A Pass Through Trust 4.625% 6/3/25 ¿	669,136	697,575

		17,459,026

Utilities – 3.09%
AES
5.50% 3/15/24	515,000	503,413
7.375% 7/1/21	419,000	471,375
AES Gener
144A 5.25% 8/15/21 #	420,000	444,680
144A 8.375% 12/18/73 #●	676,000	763,880

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Ameren Illinois 9.75% 11/15/18	2,110,000	$2,730,452
American Transmission Systems 144A 5.25% 1/15/22 #	1,885,000	2,091,170
American Water Capital 3.40% 3/1/25	890,000	888,198
Appalachian Power 7.95% 1/15/20	1,000,000	1,258,954
Berkshire Hathaway Energy 3.75% 11/15/23	1,235,000	1,269,311
Calpine 5.375% 1/15/23	415,000	402,031
CenterPoint Energy 5.95% 2/1/17	35,000	38,624
Cleveland Electric Illuminating 5.50% 8/15/24	515,000	594,116
CMS Energy 6.25% 2/1/20	635,000	744,923
ComEd Financing III 6.35% 3/15/33	680,000	702,100
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	575,000	605,763
Duke Energy Indiana 0.584% 7/11/16 ●	835,000	838,768
Duquesne Light Holdings 5.50% 8/15/15	756,000	785,165
Electricite de France
144A 0.694% 1/20/17 #●	840,000	842,176
144A 4.60% 1/27/20 #	525,000	580,214
144A 5.25% 1/29/49 #●	1,885,000	1,920,344
Elwood Energy 8.159% 7/5/26	220,729	247,768
Enel 144A 8.75% 9/24/73 #●	2,005,000	2,333,419
Entergy 3.625% 9/15/15	215,000	220,261
Entergy Arkansas
3.70% 6/1/24	335,000	345,079
3.75% 2/15/21	200,000	211,570
Entergy Louisiana 4.05% 9/1/23	1,555,000	1,663,867
Exelon Generation 4.25% 6/15/22	1,575,000	1,625,811
Florida Gas Transmission 144A 7.90% 5/15/19 #	320,000	392,159
Great Plains Energy
4.85% 6/1/21	910,000	1,003,830
5.292% 6/15/22	770,000	877,280
Integrys Energy Group 6.11% 12/1/66 ●	1,200,000	1,224,374

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
IPALCO Enterprises 5.00% 5/1/18	405,000	$428,794
ITC Holdings 3.65% 6/15/24	1,310,000	1,308,580
Jersey Central Power & Light 7.35% 2/1/19	1,000,000	1,192,319
Laclede Group 0.982% 8/15/17 ●	700,000	700,291
LG&E & KU Energy
3.75% 11/15/20	1,175,000	1,222,356
4.375% 10/1/21	1,555,000	1,675,485
Majapahit Holding 7.75% 1/20/20	400,000	465,000
Metropolitan Edison 144A 4.00% 4/15/25 #	1,125,000	1,127,796
National Rural Utilities Cooperative Finance 4.75% 4/30/43 ●	1,640,000	1,625,650
NextEra Energy Capital Holdings
2.40% 9/15/19	1,155,000	1,148,959
3.625% 6/15/23	650,000	659,313
NiSource Finance 6.125% 3/1/22	795,000	932,273
NRG Energy 144A 6.25% 5/1/24 #	205,000	206,537
NV Energy 6.25% 11/15/20	1,135,000	1,336,527
Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	717,628
Pennsylvania Electric 5.20% 4/1/20	1,180,000	1,305,505
Perusahaan Listrik Negara PT 144A 5.50% 11/22/21 #	900,000	942,750
Public Service New Hampshire 3.50% 11/1/23	635,000	656,346
Public Service Oklahoma 5.15% 12/1/19	1,300,000	1,452,084
Puget Energy
6.00% 9/1/21	340,000	395,930
6.50% 12/15/20	3,800,000	4,503,304
Saudi Electricity Global Sukuk 3 144A 5.50% 4/8/44 #	252,000	266,490
SCANA 4.125% 2/1/22	1,225,000	1,265,828
Southwestern Electric Power 6.45% 1/15/19	690,000	805,728
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	490,000	491,545
144A 4.125% 5/7/24 #	1,180,000	1,212,205

(continues)                                             27

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Transelec 144A 4.25% 1/14/25 #	700,000	$696,448
Wisconsin Energy 6.25% 5/15/67 ●	1,375,000	1,423,980

		58,786,726

Total Corporate Bonds (cost $712,945,908)		727,237,942

Municipal Bonds – 0.67%

Bay Area, California Toll Authority (Build America Bonds) Series S1
6.918% 4/1/40	800,000	1,080,720
7.043% 4/1/50	3,000,000	4,308,870
California Various Purpose (Build America Bond) 7.30% 10/1/39	200,000	279,736
Golden State, California Tobacco Securitization Corporation Settlement Revenue (Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	370,000	272,819
Series A-1 5.75% 6/1/47	405,000	324,547
Los Angeles, California Community College District Revenue (Build America Bond) 6.60% 8/1/42	800,000	1,087,248
Maryland State Local Facilities Series A 5.00% 8/1/21	405,000	492,148
New Jersey Transportation Trust Fund Series AA 5.00% 6/15/44	450,000	481,253
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Build America Bond) 5.508% 8/1/37	700,000	838,306
New York City, New York Series I 5.00% 8/1/22	295,000	354,071
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	415,000	483,251
New York State Urban Development (Build America Bonds) 5.77% 3/15/39	800,000	955,528

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Oregon State Taxable Pension 5.892% 6/1/27	65,000	$79,314
Pennsylvania Turnpike Commission Series B-1 1.01% 12/1/21 ●	750,000	752,475
Texas Private Activity Bond Surface Transportation Revenue (Senior Lien Note Mobility) 6.75% 6/30/43 (AMT)	310,000	374,189
University of California Series Y-1 0.652% 7/1/41 ●	500,000	501,300

Total Municipal Bonds (cost $10,301,275)		12,665,775

Non-Agency Asset-Backed Securities – 3.38%

ABFC Trust Series 2006-HE1 A2D 0.375% 1/25/37 ●	516,317	326,294
Accredited Mortgage Loan Trust
Series 2006-2 A4 0.415% 9/25/36 ●	3,500,000	2,925,174
Series 2007-1 A3 0.285% 2/25/37 ●	3,255,687	3,084,802
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	485,000	524,009
Ally Master Owner Trust Series 2013-2 A 0.604% 4/15/18 ●	855,000	856,331
American Express Credit Account Master Trust Series 2013-2 A 0.574% 5/17/21 ●	530,000	532,108
Ameriquest Mortgage Securities Asset-Backed Pass Through Certificates
Series 2005-R5 M2 0.615% 7/25/35 ¿●	1,400,000	1,350,040
Series 2005-R7 M2 0.655% 9/25/35 ¿●	2,000,000	1,749,286
Applebee’s Series 2014-1 A2 144A 4.277% 9/5/44 #	1,275,000	1,262,877

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Argent Securities Asset-Backed Pass Through Certificates Series 2003-W9 M1 1.19% 1/25/34 ♦—	407,313	$391,362
Argent Securities Trust
Series 2006-M1 A2C 0.305% 7/25/36 —	1,514,628	661,824
Series 2006-M1 A2D 0.395% 7/25/36 —	1,514,628	669,755
Series 2006-W4 A2C 0.315% 5/25/36 —	767,700	317,690
ARL Second Series 2014-1A A1 144A 2.92% 6/15/44 #	759,931	756,434
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	565,000	588,323
Series 2013-1A A 144A 1.92% 9/20/19 #	700,000	693,888
Series 2014-1A A 144A 2.46% 7/20/20 #	665,000	664,723
BA Credit Card Trust Series 2014-A3 A 0.444% 1/15/20 —	670,000	670,092
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 2.518% 10/25/36 —	258,031	194,044
Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 0.825% 6/25/35 —	2,000,000	1,607,714
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	275,520	277,583
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	410,000	458,733
Centerpoint Energy Transition Bond IV Series 2012-1 A3 3.028% 10/15/25	555,000	556,043
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	7,349	7,340

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust Series 2013-A9 A 0.574% 11/16/20 —	1,000,000	$1,002,070
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.435% 5/26/20 —	2,000,000	1,997,140
Series 2014-A5 A5 2.68% 6/7/23	495,000	495,864
Citicorp Residential Mortgage Trust
Series 2006-3 A4 5.703% 11/25/36 f	470,250	475,675
Series 2006-3 A5 5.948% 11/25/36 f	900,000	899,982
Countrywide Asset-Backed Certificates
Series 2004-3 2A 0.555% 8/25/34 —	60,609	56,216
Series 2005-7 MV3 0.735% 11/25/35 —	400,000	355,365
Series 2005-AB2 2A3 0.54% 11/25/35 —	1,004,275	950,276
Series 2006-1 AF6 5.22% 7/25/36 —	1,752,762	1,716,679
Series 2006-11 1AF6 5.006% 9/25/46 —	748,043	985,467
Series 2006-26 2A4 0.375% 6/25/37 —	2,000,000	982,626
Series 2007-6 2A4 0.465% 9/25/37 —	1,000,000	376,540
Discover Card Execution Note Trust
Series 2012-A6 A6 1.67% 1/18/22	1,060,000	1,032,192
Series 2013-A6 A6 0.604% 4/15/21 —	2,000,000	2,005,652
Ford Credit Floorplan Master Owner Trust A Series 2014-1 A2 0.554% 2/15/19 —	750,000	750,986
Golden Credit Card Trust Series 2012-5A A 144A 0.79% 9/15/17 #	360,000	360,690
GreatAmerica Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18 #	100,000	99,728
GSAMP Trust Series 2006-FM3 A2D 0.385% 11/25/36 —	1,384,515	819,561

(continues)                                             29

Schedules of investments

Optimum Fixed Income Fund

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
GSAMP Trust Series 2006-HE6 A3 0.305% 8/25/36 —	1,746,239	$1,321,552
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	1,285,000	1,278,963
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 0.395% 4/25/47 —	2,000,000	1,142,108
HSI Asset Securitization Trust Series 2006-HE1 2A1 0.205% 10/25/36 —	43,851	24,160
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 0.395% 8/25/36 —	500,000	404,656
MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35 #—	21,709	21,709
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 M2 0.445% 8/25/36 —	2,000,000	1,903,176
Series 2007-MLN1 A2A 0.265% 3/25/37 —	661,642	577,563
MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22 #	810,000	801,622
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 0.305% 11/25/36 —	7,022,735	4,628,397
Series 2007-HE5 A2D 0.495% 3/25/37 —	4,543,214	2,694,253
New Century Home Equity Loan Trust Series 2005-1 M2 0.875% 3/25/35 —	1,048,491	932,574
RAAC Trust Series 2005-SP2 2A 0.455% 6/25/44 —	845,491	736,723
RAMP Trust
Series 2006-RZ5 A2 0.335% 8/25/46 —	761,444	733,908
Series 2007-RZ1 A2 0.315% 2/25/37 —	1,168,248	1,057,045
RASC Trust Series 2006-EMX1 A2 0.385% 1/25/36 —	29,277	29,217

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
RASC Trust Series 2007-KS3 AI2 0.335% 4/25/37 —	1,167,931	$1,160,491
Rise Series 2014-1 A 4.75% 2/15/39 —	2,906,250	2,938,946
SLM Student Loan Trust
Series 2005-4 A2 0.314% 4/26/21 —	128,106	128,034
Series 2008-9 A 1.734% 4/25/23 —	3,343,828	3,465,667
Soundview Home Loan Trust Series 2006-WF2 A1 0.285% 12/25/36 —	1,190,232	1,138,282
Structured Asset Investment Loan Trust Series 2003-BC2 M1 1.535% 4/25/33 —	186,179	163,527
Trafigura Securitisation Finance Series 2012-1A A 144A 2.554% 10/15/15 #—	500,000	502,070

Total Non-Agency Asset-Backed Securities (cost $61,343,159)		64,273,821

Non-Agency Collateralized Mortgage Obligations – 2.85%
Alternative Loan Trust
Series 2004-J1 1A1 6.00% 2/25/34	2,884	2,936
Series 2004-J2 7A1 6.00% 12/25/33	5,037	5,128
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37	2,064,639	1,642,160
ARM Trust
Series 2004-5 3A1 2.513% 4/25/35 —	1,632,038	1,640,647
Series 2005-10 3A31 5.397% 1/25/36 —	693,337	638,458
Series 2006-2 1A4 2.803% 5/25/36 —	1,389,764	1,220,606
Bank of America Funding Trust Series 2006-I 1A1 2.311% 12/20/36 —	718,886	723,632
Bank of America Mortgage Trust Series 2003-D 2A1 2.726% 5/25/33 —	761,751	765,973

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		34,115	$35,215
Series 2005-6 7A1 5.50% 7/25/20		129,556	132,003
Bear Stearns ARM Trust
Series 2003-5 2A1 2.441% 8/25/33 —		117,472	119,941
Series 2005-2 A2 2.528% 3/25/35 —		225,467	227,985
Series 2005-5 A1 2.164% 8/25/35 —		2,277,122	2,315,578
Chase Mortgage Finance Trust Series 2005-A1 3A1 2.531% 12/25/35 —		264,127	241,072
ChaseFlex Trust Series 2006-1 A4 5.099% 6/25/36 —		420,000	375,771
Claris ABS Series 2011-1 A 0.794% 10/31/60—	EUR	5,878,849	7,375,192
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-21 A1 2.599% 5/25/33 ♦—		2,410	2,445
Series 2007-4 1A1 6.00% 5/25/37♦		2,386,793	2,214,431
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #		3,053,731	2,732,989
Series 2007-1 5A14 6.00% 2/25/37		529,707	476,396
Series 2007-3 4A12 6.596% 4/25/37 @—S		684,069	105,871
Series 2007-3 4A15 5.50% 4/25/37		303,748	286,927
Series 2007-3 4A6 0.405% 4/25/37 —		684,069	559,612
Deutsche Mortgage Securities Re-REMIC Trust Certificates Series 2005-WF1 1A3 144A 5.234% 6/26/35 #—		568,255	573,583
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M1 1.105% 5/25/24 —		117,154	115,309
Series 2014-C03 1M1 1.355% 7/25/24 —		95,850	95,175

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
First Horizon Mortgage Pass Through Trust Series 2005-AR2 2A1 2.569% 6/25/35 ♦—	249,407	$234,577
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	111,521	105,768
GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27 #—	8,482	8,896
GSR Mortgage Loan Trust Series 2006-AR1 3A1 2.873% 1/25/36 —	145,572	133,722
IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A1 4.998% 8/25/36 —	328,643	327,925
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 2.566% 10/25/36 —	1,071,314	920,103
Series 2006-A7 2A2 2.612% 1/25/37 —	209,991	187,455
Series 2007-A1 6A1 2.525% 7/25/35 —	490,023	492,085
Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38	3,101,814	2,731,683
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34	4,716	4,866
Series 2004-5 6A1 7.00% 6/25/34	77,613	83,722
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 —	4,072	4,071
Series 2004-4 4A1 2.406% 5/25/34 —	161,201	158,221
MASTR Asset Securitization Trust Series 2003-9 2A7 5.50% 10/25/33	76,045	76,078
Merrill Lynch Mortgage Investors Trust
Series 2004-A1 2A2 2.395% 2/25/34 —	11,076	11,192
Series 2005-A5 A2 2.458% 6/25/35 —	147,379	147,395
Opteum Mortgage Acceptance Trust Series 2006-1 2A1 5.75% 4/25/36 —	2,176,746	2,243,838

(continues)                                             31

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
RALI Trust Series 2004-QS2 CB 5.75% 2/25/34	50,954	$53,328
RFMSI Trust
Series 2004-S9 1A23 5.50% 12/25/34	4,500,000	4,683,051
Series 2004-S9 2A1 4.75% 12/25/19	206,604	209,532
Sequoia Mortgage Trust
Series 2004-5 A3 0.885% 6/20/34 —	403,773	402,734
Series 2007-1 4A1 2.664% 9/20/46 —	1,196,434	1,021,425
Series 2013-11 B1 144A 3.716% 9/25/43 #—	415,471	404,510
Structured ARM Loan Trust
Series 2005-22 1A4 2.432% 12/25/35 —	1,847,493	1,391,837
Series 2006-1 7A4 5.032% 2/25/36 —	1,197,322	996,397
Structured Asset Securities Trust Series 2005-6 4A1 5.00% 5/25/35	70,296	71,122
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 0.403% 7/19/35 —	1,073,052	1,033,203
Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 ¿	59,096	30,338
Series 2005-AR13 A1A1 0.445% 10/25/45 ¿—	5,620,863	5,371,488
Series 2005-AR16 1A3 2.359% 12/25/35 ¿—	963,060	919,543
Series 2007-HY1 3A3 4.579% 2/25/37 ¿—	546,594	502,844
Series 2007-HY7 4A1 4.623% 7/25/37 ¿—	1,078,914	1,010,434
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR16 2A1 2.612% 2/25/34 —	265,821	270,703
Series 2006-2 3A1 5.75% 3/25/36	167,891	170,646
Series 2006-3 A11 5.50% 3/25/36	188,072	196,325
Series 2006-6 1A3 5.75% 5/25/36	113,002	110,538

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.615% 4/25/36 —	98,283	$94,281
Series 2006-AR11 A6 2.614% 8/25/36 —	1,350,485	1,280,490
Series 2006-AR17 A1 2.611% 10/25/36 —	808,856	779,381
Series 2007-10 1A36 6.00% 7/25/37	642,542	629,918

Total Non-Agency Collateralized Mortgage Obligations (cost $53,746,112)		54,130,700

Regional Bonds – 0.10%Δ
Australia – 0.01%
Queensland Treasury 144A 4.75% 7/21/25 #	AUD 207,000	192,097

		192,097

Canada – 0.01%
Province of Ontario Canada 3.45% 6/2/45	CAD 281,000	244,470

		244,470

Spain – 0.08%
Autonomous Community of Catalonia 4.95% 2/11/20	EUR 1,100,000	1,557,709

		1,557,709

Total Regional Bonds (cost $2,015,203)		1,994,276

Senior Secured Loans – 5.75%«
Air Medical Group Tranche B1 5.00% 5/29/18	276,410	277,274
Albertson’s Holdings Tranche B4 1st Lien 5.50% 8/8/21	2,335,000	2,326,001
Albertsons Tranche B 1st Lien 4.75% 3/21/19	215,824	215,400
Allegion U.S. Holding Tranche B 3.00% 12/26/20	1,195,963	1,191,218
Amaya Gaming 1st Lien 5.00% 7/29/21	1,090,000	1,077,737
Amaya Gaming 2nd Lien 8.00% 7/29/22	510,000	517,140
Applied Systems 1st Lien 4.25% 1/15/21	297,750	295,070
Applied Systems 2nd Lien 7.50% 1/15/22	1,241,000	1,241,258

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Arch Coal 1st Lien 6.25% 5/16/18	475,000	$435,456
Ashland Water 1st Lien 4.25% 7/2/21	405,000	398,292
Ashland Water 2nd Lien 7.75% 7/2/22	325,000	319,042
Atkore International 2nd Lien 7.75% 9/27/21	260,000	257,887
Avast Software 1st Lien 5.00% 3/18/20	502,125	502,334
Avaya Tranche B-3 4.50% 10/27/17	621,341	592,993
Axalta Coating Systems U.S. Holdings 1st Lien 4.00% 2/1/20	708,016	694,475
Azure Midstream Tranche B 6.50% 10/21/18	341,486	341,273
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	750,000	757,969
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	1,479,769	1,458,894
Bowie Recourse Tranche B 1st Lien 6.75% 8/9/20	370,563	371,489
Bway Holding Tranche B 1st Lien 5.50% 8/8/20	728,175	729,995
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	483,788	459,719
Calpine Construction Finance Tranche B 3.00% 5/1/20	329,541	319,860
Charter Communications Tranche B 1st Lien
4.25% 8/12/21	1,715,000	1,711,937
3.25% 12/29/18	2,542,225	2,507,269
3.50% 5/24/17	1,292,096	1,284,222
Citycenter Holdings Tranche B 1st Lien 4.25% 10/28/20	264,950	262,566
Clear Channel Communications Tranche B 3.65% 1/29/16	3,722,056	3,694,808
Clear Channel Communications Tranche D 6.75% 1/30/19	400,000	382,625
Clear Channel Communications Tranche E 1st Lien 7.50% 7/30/19	184,983	181,284
Community Health Systems Tranche D 4.25% 1/27/21	2,842,399	2,837,604
Community Health Systems Tranche E 3.25% 1/25/17	423,771	422,211

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Crown Castles Operating Tranche B2 3.00% 1/31/21	343,034	$338,982
Davita Healthcare Partners Tranche B 3.50% 6/19/21	753,113	745,876
Delta Air Lines Tranche B 1st Lien 3.25% 4/20/17	605,999	599,883
Drillships Financing Holding Tranche B1 6.00% 2/17/21	4,060,703	3,901,658
Dynegy Tranche B2 4.00% 4/23/20	857,600	852,598
Emdeon 1st Lien 3.75% 11/2/18	766,080	758,419
Energy Transfer 1st Lien 3.25% 12/2/19	1,034,750	1,012,330
Exgen Renewables I 1st Lien 5.25% 2/5/21	991,660	1,001,577
Exgen Texas Power Tranche B 1st Lien 5.75% 9/16/21	1,960,000	1,953,875
Expro Holdings UK 3 Tranche B 1st Lien 5.75% 8/12/21	1,020,000	1,017,450
Fieldwood Energy 2nd Lien 8.375% 9/30/20	1,560,000	1,568,451
First Data Tranche B 1st Lien 4.00% 3/24/21	1,106,681	1,092,848
Flint Group 1st Lien 4.75% 5/2/21	525,000	521,719
Flint Group 2nd Lien 8.25% 5/2/22	235,000	231,475
Flying Fortress 1st Lien 3.50% 6/30/17	1,151,000	1,144,526
Fortescue Resources 1st Lien 3.75% 6/30/19	282,150	276,742
Gardner Denver 1st Lien 4.25% 7/23/20	480,150	471,418
Gates Global 1st Lien 4.25% 6/12/21	475,000	467,705
Gentiva Health Services Tranche B 6.50% 10/10/19	1,438,545	1,443,041
Gentiva Health Services Tranche C 5.75% 10/10/18	728,542	728,314
Goodpack 1st Lien 4.75% 8/5/21	730,000	728,783
Goodpack 2nd Lien 8.00% 8/5/22	365,000	365,000
HCA Tranche B4 2.75% 5/1/18	198,990	196,979

(continues)                                             33

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
HD Supply Tranche B 4.00% 6/28/18	460,025	$456,048
Heinz (H.J) Tranche B2 1st Lien 3.50% 6/5/20	895,466	886,064
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	1,679,496	1,656,102
Hostess Brands 1st Lien 6.75% 3/12/20	1,360,669	1,391,284
Houghton International 1st Lien 4.00% 12/10/19	112,988	112,281
Houghton International 2nd Lien 9.50% 11/20/20	205,000	207,306
Huntsman International Tranche B 3.75% 10/11/20	970,000	967,090
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	656,924	655,693
Ikaria 5.00% 2/4/22	1,451,516	1,449,475
Immucor Tranche B2 5.00% 8/19/18	1,874,186	1,867,158
Ineos U.S. Finance Tranche B 3.75% 5/4/18	1,964,168	1,927,799
Infor U.S. Tranche B5 1st Lien 3.75% 6/3/20	522,127	510,966
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	1,231,616	1,214,425
KIK Custom Products 1st Lien 5.50% 5/17/19	785,321	786,058
Kinetic Concepts Tranche E1 4.00% 5/8/18	178,202	176,271
Landry’s Tranche B 4.00% 4/24/18	570,037	566,296
Level 3 Financing Tranche B 4.00% 1/15/20	485,000	477,043
Lightower Fiber Networks 4.00% 4/1/20	113,587	111,866
LTS Buyer 2nd Lien 8.00% 3/15/21	627,238	627,499
Mauser Holdings 2nd Lien 8.25% 6/30/22	530,000	526,025
MGM Resorts International 3.50% 12/20/19	1,632,755	1,607,243
Michael Stores Tranche B 1st Lien 3.75% 1/16/20	261,688	256,944
Moxie Liberty Tranche B 7.50% 8/21/20	687,000	704,175
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/19/20	720,000	738,000

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
National Vision 4.00% 3/6/21	452,239	$442,063
NEP Broadcasting 2nd Lien 9.50% 7/3/20	628,571	636,429
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	865,655	845,096
New Albertsons 1st Lien 4.75% 6/24/21	385,000	379,658
NRG Energy Tranche B 2.75% 7/1/18	977,588	961,152
Numericable 4.50% 4/23/20	820,315	823,136
Numericable U.S. Tranche B2 1st Lien 4.50% 4/23/20	709,685	704,806
Nuveen Investments 1st Lien 4.00% 5/13/17	1,205,000	1,203,243
Nuveen Investments 2nd Lien 6.50% 2/28/19	2,911,000	2,921,916
Ocean Rig (Drillship) Tranche B 1st Lien 5.50% 7/18/21	365,000	352,909
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	82,125	81,930
Otterbox Tranche B 5.75% 5/30/20	568,575	565,021
Panda Temple Power II Tranche B 1st Lien 7.25% 4/3/19	620,000	631,432
Patheon 4.25% 1/23/21	1,805,475	1,772,590
5.25% 12/13/19	1,667,210	1,670,858
5.25% 12/19/19	53,048	53,015
PVH Tranche B 1st Lien 3.25% 2/13/20	439,364	440,512
Quickrete 2nd Lien 7.00% 3/19/21	365,000	368,422
Ranpak 2nd Lien 8.50% 4/10/20	330,000	337,013
Republic of Angola 6.25% 12/16/23	1,850,000	1,850,000
Reynolds Group 1st Lien 4.00% 12/31/18	525,678	520,890
Rite Aid 2nd Lien 5.75% 8/3/20	145,000	147,311
Samson Investment 2nd Lien 5.00% 9/25/18	1,134,000	1,104,374
Santander Asset Management Tranche B 4.25% 11/26/20	735,694	733,395
Scientific Games International 4.25% 5/22/20	1,607,850	1,603,580
Scientific Games International Tranche B2 1st Lien 6.00% 9/17/21	1,750,000	1,716,094

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Sensus 4.75% 5/9/17	390,960	$382,163
Sensus 2nd Lien 8.50% 4/13/18	295,000	294,724
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	428,727	426,941
Sprouts Farmers Markets Holdings 4.00% 4/12/20	968,816	964,982
Stena 1st Lien 4.00% 2/21/21	184,075	181,199
Supervalu 1st Lien 4.50% 3/21/19	470,989	463,564
Surgical Care Affiliates Tranche C 4.25% 6/30/18	83,938	82,729
TLFC Delos Finance Tranche B 3.50% 2/27/21	400,000	396,312
TransDigm Tranche C 3.75% 2/7/20	607,722	598,748
Travelport Finance Luxembourg Tranche B 1st Lien 6.00% 8/15/21	1,250,000	1,249,414
United Continental Tranche B 3.50% 4/1/19	251,175	246,779
Univision Communications 1st Lien 4.00% 3/1/20	931,482	915,065
Univision Communications Tranche C4 4.00% 3/1/20	2,250,276	2,210,662
US Airways Tranche B1 3.50% 5/23/19	282,150	276,225
US Airways Tranche B2 3.00% 11/23/16	88,110	87,394
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	560,068	550,967
Valeant Pharmaceuticals International Tranche BE
3.75% 8/5/20	780,273	772,191
5.00% 10/25/17	241,290	232,945
5.75% 3/28/19	2,232,997	2,137,164
Wide Open West Finance 4.75% 3/27/19	2,048,900	2,043,351
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	1,156,051	1,140,757
Ziggo Tranche B 2nd Lien 3.50% 1/15/22	616,000	599,610
Ziggo Tranche B1 1st Lien 3.50% 1/15/22	955,900	930,466

Total Senior Secured Loans (cost $110,460,623)		109,415,259

	Principal amount°		Value (U.S. $)
Sovereign Bonds – 7.92%Δ
Australia – 3.49%
Australia Government Bond 5.25% 3/15/19	AUD	69,000,000	$66,332,085

			66,332,085

Brazil – 2.14%
Banco Nacional de Desenvolvimento Economico e Social 144A
6.369% 6/16/18 #		1,500,000	1,650,000
144A 6.50% 6/10/19 #		2,500,000	2,821,875
Brazil Letras do Tesouro Nacional 9.095% 1/1/18 ^	BRL	73,100,000	20,378,484
Brazil Notas do Tesouro Nacional Series B 6.00% 8/15/22	BRL	320,000	3,244,607
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	32,999,000	12,138,478
10.00% 1/1/23	BRL	304,000	109,952
10.00% 1/1/17	BRL	763,000	298,094

			40,641,490

Chile – 0.04%
Chile Government International Bond 5.50% 8/5/20	CLP	417,000,000	737,375

			737,375

Colombia – 0.06%
Colombia Government International Bond
4.375% 3/21/23	COP	1,816,000,000	777,071
9.85% 6/28/27	COP	719,000,000	449,722

			1,226,793

Finland – 0.02%
Finland Government Bond 2.25% 3/6/18	NOK	2,000,000	313,477

			313,477

Greece – 0.05%
Hellenic Republic Treasury Bill 3.10% 10/10/14 ≠	EUR	823,000	1,039,309

			1,039,309

Guatemala – 0.05%
Guatemala Government Bond 144A 5.75% 6/6/22 #		810,000	897,075

			897,075

(continues)                                             35

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Hungary – 0.01%
Magyar Export-Import Bank 144A 4.00% 1/30/20 #		245,000	$243,591

			243,591

Iceland – 0.04%
Republic of Iceland 144A 5.875% 5/11/22 #		645,000	727,674

			727,674

Indonesia – 0.12%
Indonesia Government International Bond 144A 3.375% 4/15/23 #		929,000	868,615
144A 5.875% 1/15/24 #		576,000	636,480
Perusahaan Penerbit Indonesia 144A 6.125% 3/15/19 #		760,000	841,700

			2,346,795

Japan – 0.01%
Japanese Government CPI Linked Bond 0.10% 3/10/24	JPY	17,493,000	172,044

			172,044

Kenya – 0.03%
Kenya Government International Bond 144A 5.875% 6/24/19 #		640,000	660,000

			660,000

Mexico – 0.03%
Mexican Bonos
6.50% 6/10/21	MXN	465,000	36,286
6.50% 6/9/22	MXN	7,222,000	558,225

			594,511

Norway – 0.00%
Kommunalbanken 5.00% 3/28/19	NZD	72,000	57,055

			57,055

Pakistan – 0.04%
Pakistan Government International Bond 144A 7.25% 4/15/19 #		834,000	845,468

			845,468

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Panama – 0.08%
Panama Government International Bond 4.00% 9/22/24		1,510,000	$1,513,775

			1,513,775

Philippines – 0.10%
Philippine Government International Bond
3.90% 11/26/22	PHP	45,000,000	989,850
6.25% 1/14/36	PHP	40,000,000	957,731

			1,947,581

Poland – 0.02%
Poland Government Bond
2.228% 7/25/16 ^	PLN	325,000	94,737
4.00% 10/25/23	PLN	471,000	153,665
5.25% 10/25/17	PLN	361,000	119,151

			367,553

Portugal – 0.03%
Portugal Government International Bond 144A 5.125% 10/15/24 #		482,000	499,844

			499,844

Qatar – 0.31%
Qatar Government International Bond 4.00% 1/20/15		5,800,000	5,862,292

			5,862,292

Republic of Korea – 0.10%
Korea Treasury Inflation-Linked Bond 1.125% 6/10/23	KRW	1,079,070,192	993,265
Republic of Korea 7.125% 4/16/19		700,000	848,050

			1,841,315

Romania – 0.03%
Romanian Government International Bond 144A 4.875% 1/22/24 #		566,000	602,790

			602,790

Senegal – 0.03%
Senegal Government International Bond 144A 6.25% 7/30/24 #		500,000	501,250

			501,250

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Slovenia – 0.26%
Slovenia Government International Bond
4.125% 2/18/19		200,000	$208,750
5.50% 10/26/22		4,300,000	4,687,000

			4,895,750

South Africa – 0.09%
South Africa Government Bond 8.00% 1/31/30	ZAR	18,158,000	1,511,893
South Africa Government International Bond 5.375% 7/24/44		244,000	242,628

			1,754,521

Spain – 0.65%
Spain Government Bond 144A 2.75% 10/31/24 #	EUR	9,300,000	12,345,801

			12,345,801

Sri Lanka – 0.03%
Sri Lanka Government International Bond 144A 6.00% 1/14/19 #		533,000	563,648

			563,648

Sweden – 0.01%
Sweden Government Bond 2.50% 5/12/25	SEK	770,000	117,419

			117,419

United Kingdom – 0.05%
United Kingdom Gilt
1.25% 7/22/18	GBP	192,133	308,072
1.75% 9/7/22	GBP	100,000	156,832
United Kingdom Gilt Inflation-Linked 0.125% 3/22/24	GBP	275,621	472,770

			937,674

Total Sovereign Bonds (cost $154,051,075)			150,585,955

Supranational Banks – 0.07%
European Bank for Reconstruction & Development 6.00% 3/3/16	INR	45,500,000	733,113
Inter-American Development Bank 7.25% 7/17/17	IDR	1,840,000,000	150,122

	Principal amount°	Value (U.S. $)
Supranational Banks (continued)
International Bank for Reconstruction & Development
2.898% 9/24/18 —	AUD 310,000	$271,657
4.625% 10/6/21	NZD 188,000	146,098

Total Supranational Banks (cost $1,345,458)		1,300,990

U.S. Treasury Obligations – 21.00%
U.S. Treasury Bonds 3.125% 8/15/44	22,110,000	21,759,358
U.S. Treasury Inflation Indexed Bonds
0.125% 7/15/22	2,486,496	2,428,996
0.125% 7/15/24	38,178,990	36,675,692
1.75% 1/15/28	9,575,645	10,671,233
2.00% 1/15/26	1,680,546	1,914,707
2.375% 1/15/25	1,744,251	2,044,862
2.375% 1/15/27	4,335,811	5,137,429
2.50% 1/15/29	4,361,082	5,327,332
3.875% 4/15/29	275,361	388,861
U.S. Treasury Notes
1.00% 9/15/17	11,400,000	11,382,638
1.625% 7/31/19	88,500,000	87,949,165
1.75% 9/30/19	9,590,000	9,577,638
2.00% 2/28/21 ¥	19,600,000	19,435,399
2.00% 5/31/21	1,100,000	1,087,368
2.25% 4/30/21	1,000,000	1,005,156
2.375% 8/15/24 ¥	39,195,000	38,744,885
2.50% 5/15/24	38,500,000	38,528,567
2.75% 11/15/23 ¥	45,200,000	46,337,051
2.75% 2/15/24	57,700,000	59,065,874

Total U.S. Treasury Obligations (cost $401,000,204)		399,462,211

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	1,975,000	0

Total Common Stock (cost $59,791)		0

Convertible Preferred Stock – 0.27%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	5,800	289,420

(continues)                                             37

Schedules of investments

Optimum Fixed Income Fund

	Number of shares	Value (U.S. $)
Convertible Preferred Stock (continued)
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	9,300	$199,514
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	203	232,739
Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49 #	292	324,667
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	5,532	310,124
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	6,250	317,500
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	337	286,450
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	335	445,843
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	305	402,600
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	11,769	558,792
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	12,600	562,716
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	11,075	340,999
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	4,447	423,021
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	321	386,006

Total Convertible Preferred Stock (cost $5,309,799)		5,080,391

Preferred Stock – 0.44%
Alabama Power 5.625%	21,075	518,023
Ally Financial 144A 7.00% #	5,600	5,633,250
Integrys Energy Group 6.00% —	35,650	914,066
National Retail Properties 5.70%	9,340	222,759

	Number of shares	Value (U.S. $)
Preferred Stock (continued)
Public Storage 5.20%	18,720	$422,698
Regions Financial 6.375% —	25,300	642,114

Total Preferred Stock (cost $8,116,147)		8,352,910

	Number of contracts
Options Purchased – 0.00%
Futures Call Option – 0.00%
IMM Eurodollar Future exercise price $99.75, expiration date 12/15/14	34	1,488

Total Options Purchased (premium paid $0)		1,488

	Principal amount°
Security Sold Short – (0.11%)
Fannie Mae S.F. 30 yr TBA 4.50% 10/1/43	(2,000,000)	(2,157,812)

Total Security Sold Short (proceeds $2,155,314)		(2,157,812)

Short-Term Investments – 10.11%
Discount Notes – 4.09%≠
Fannie Mae 0.025% 12/17/14	800,000	799,991
Federal Home Loan Bank
0.025% 11/13/14	6,682,396	6,682,370
0.042% 10/29/14	5,300,000	5,299,989
0.052% 12/17/14	6,800,000	6,799,925
0.06% 12/12/14	6,500,000	6,499,935
0.077% 11/14/14	17,876,727	17,876,655
0.079% 10/17/14	500,000	499,999
0.43% 11/19/14	33,349,830	33,349,697

		77,808,561

Repurchase Agreements – 4.56%
Bank of America Merrill Lynch 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $11,611,892 (collateralized by U.S. government obligations 1.375%–2.375%; 1/15/17–1/15/20 market value $11,844,135)	11,611,892	11,611,892

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $3,870,631 (collateralized by U.S. government obligations 0.375%–3.125%; 1/31/16–8/15/44 market value $3,948,045)	3,870,631	$3,870,631
BNP Paribas 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $11,266,477 (collateralized by U.S. government obligations 0.125%–0.25%; 5/15/16–7/15/24 market value $11,491,808)	11,266,477	11,266,477
U.S. Treasury Repo (BNP)
0.00% 10/1/14	13,500,000	13,500,000
0.05% 10/2/14	30,000,000	30,000,000
U.S. Treasury Repo (JPMC)
0.00% 10/1/14	16,500,000	16,500,000

		86,749,000

U.S. Treasury Obligations – 1.46%≠
U.S. Treasury Bills
0.005% 12/26/14	17,405,382	17,404,964
0.03% 10/2/14	552,000	552,000
0.041% 10/9/14	187,000	187,000
0.093% 11/13/14	9,682,907	9,682,791

		27,826,755

Total Short-Term Investments (cost $192,378,362)		192,384,316

Total Value of Securities – 109.01% (cost $2,055,356,405)		2,073,609,800

	Number of contracts	Value (U.S. $)
Options Written – (0.04%)
Call Swaptions – 0.00%
10 yr IRS pay a fixed rate 2.42% and receive a floating rate based on 3-month USD- ICE LIBOR expiration date 12/1/14 (MSC)	(18,500,000)	$(32,764)

		(32,764)

Currency Call Options – (0.03%)
USD vs BRL strike price $2.44, expiration date 11/26/14 (CITI)	(9,081,000)	(326,789)
USD vs KRW strike price $1045, expiration date 11/28/14 (CITI)	(9,081,000)	(186,978)

		(513,767)

Currency Put Options – (0.01%)
GBP vs USD strike price $1.63, expiration date 11/28/14 (CITI)	(6,904,000)	(7,062)
GBP vs USD strike price $1.63, expiration date 11/28/14 (CITI)	(6,904,000)	(137,629)
USD vs KRW strike price $1000, expiration date 11/28/14 (CITI)	(9,081,000)	(2,080)

		(146,771)

Futures Put Option – 0.00%
IMM Eurodollar Future exercise price $99, expiration date 12/15/14 (CME)	(34)	(213)

		(213)

Put Swaptions – 0.00%
10 yr IRS pay a fixed rate 2.86% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/1/14 (MSC)	(18,500,000)	(94,905)

(continues)                                             39

Schedules of investments

Optimum Fixed Income Fund

	Number of contracts	Value (U.S. $)
Options Written (continued)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 4.05% and receive a floating rate based on 6-month AUD-BBR-BBSW expiration date 11/26/14 (CITI)	(5,800,000)	$(22,923)
10 yr IRS pay a fixed rate 4.13% and receive a floating rate based on 6-month AUD-BBR-BBSW expiration date 11/25/14 (JPMC)	(5,800,000)	(14,722)

		(132,550)

Total Options Written (premium received $483,993)		$(826,065)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $273,381,538, which represents 14.37% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Sept. 30, 2014, the aggregate value of illiquid securities was $14,167,228, which represents 0.74% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

86% of the income received was in the form of cash and 14% of the income received was in the form of additional par.
T	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
—	Variable rate security. The rate shown is the rate as of Sept. 30, 2014. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
r	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
100% of the income received was in the form of both cash and par.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2014.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2014.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(1,147,386)	USD	998,000	10/31/14	$(4,240)
BAML	EUR	(359,155)	USD	464,702	10/31/14	10,958
BAML	NZD	(2,644,698)	USD	2,095,353	10/31/14	37,542
BNP	AUD	(1,342,719)	USD	1,188,642	10/31/14	15,779
CITI	AUD	79,099,000	USD	(70,185,524)	10/2/14	(940,921)
CITI	AUD	(79,099,000)	USD	70,019,265	11/4/14	945,511
CITI	BRL	(49,311,518)	USD	20,073,076	11/4/14	124,378
CITI	BRL	(15,910,280)	USD	6,752,517	1/5/15	420,778
CITI	CNY	(55,270,000)	USD	8,633,240	9/8/15	(186,285)
CITI	EUR	(31,968,000)	USD	42,796,870	11/20/14	2,403,666
CITI	KRW	54,066,500	USD	(52,903)	10/15/14	(1,690)
CITI	MXN	(32,110,000)	USD	2,441,491	12/18/14	62,914
DB	MXN	(16,658,124)	USD	1,234,399	10/31/14	(3,489)
GSC	ZAR	(8,573,180)	USD	761,749	10/31/14	6,177
HSBC	GBP	(797,253)	USD	1,301,184	10/31/14	9,120
JPMC	AUD	(79,269,000)	USD	73,517,010	10/2/14	4,123,586
JPMC	EUR	(10,717,000)	USD	14,116,043	11/20/14	574,565
JPMC	KRW	(479,579,750)	USD	458,323	10/31/14	4,408
MSC	CNY	55,270,000	USD	(8,600,000)	9/8/15	219,525
TD	JPY	(19,071,769)	USD	175,166	10/31/14	1,217

						$7,823,499

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(458)	Australian 10 yr Bonds	$(38,147,797)	$(38,690,665)	12/16/14	$(542,868)
78	U.S. Treasury 2 yr Notes	17,071,172	17,069,812	1/2/15	(1,360)
(485)	U.S. Treasury 5 yr Notes	(57,278,788)	(57,355,039)	1/2/15	(76,251)
570	U.S. Treasury 10 yr Notes	71,416,764	71,045,156	12/22/14	(371,608)

		$(6,938,649)			$(992,087)

Swap Contracts

CDS Contracts2

Counterparty	Swap Refe- renced Obli- gation	Notional Value[3]		Annual Protection Payments (Receipts)	Termination Date	Unrealized Appreciation (Depreciation)
CITI	Protection Purchased: Credit Agricole London Senior 5 yr CDS	EUR	2,600,000	1.00%	12/20/16	$(167,806)
CITI	Protection Sold/Moody’s Rating: Finmeccanica Finance/Ba 5 yr CDS	EUR	300,000	5.00%	3/20/19	$10,088
CITI	Republic of Italy/Baa 5 yr CDS	EUR	1,000,000	1.00%	6/20/17	111,005
JPMC	Prudential Financial/Baa 5 yr CDS		700,000	1.00%	3/20/19	1,872
JPMC	Republic of Brazil/Baa 5 yr CDS		2,000,000	1.00%	9/20/19	(30,033)
MSC	People’s Republic of China/Aa 5 yr CDS		2,700,000	1.00%	9/20/16	39,654

						$132,586

Total						$(35,220)

Interest Rate Swap Contracts4

Counter- party	Swap Refe- renced Obli- gations	Notional Value[3]		Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termi- nation Date	Unrealized Appreciation (Depreciation)
BAML	CME - 10 yr		1,375,000	2.73%	0.234%	4/15/24	$(14,487)
BAML	CME - 10 yr		2,000,000	2.73%	0.233%	6/6/24	(17,949)
BCLY	CME - 5 yr		6,900,000	1.65%	0.238%	2/26/19	43,814
BCLY	CME - 7 yr		2,240,000	2.27%	0.238%	2/26/21	(5,544)
BCLY	CME - 10 yr		8,680,000	2.84%	0.238%	2/26/24	(177,812)
CITI	6-Month ICE LIBOR	JPY	1,490,000,000	1.00%	0.170%	9/18/23	(529,411)
CITI	CME - 5 yr	AUD	17,700,000	3.75%	0.025%	12/17/19	(46,779)
CITI	CME - 10 yr		12,000,000	2.75%	0.228%	10/22/23	(147)
CITI	CME - 30 yr	EUR	9,200,000	2.75%	0.188%	9/17/44	(670,856)
CITI	CME - 30 yr	EUR	1,600,000	2.00%	0.357%	3/18/45	774
CSFB	CME - 3 yr		15,600,000	1.50%	0.230%	12/17/17	14,522
CSFB	CME - 5 yr		10,500,000	2.25%	0.240%	12/17/19	8,259
CSFB	CME - 7 yr		17,300,000	2.50%	0.234%	12/17/21	85,704
HSBC	CME - 7 yr		1,750,000	2.24%	0.235%	7/28/21	5,067
JPMC	CME - 3 yr		3,700,000	1.28%	0.234%	9/16/17	2,029
JPMC	CME - 7 yr		2,800,000	2.22%	0.235%	5/12/21	7,491
MSC	CME - 1 yr	AUD	423,800,000	3.50%	0.500%	3/16/17	690,656

							$(604,669)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

4An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation)

(continues)                                             41

Schedules of investments

Optimum Fixed Income Fund

on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Sept. 30, 2014:

Unfunded Commitments

Borrower	Unfunded Amount	Cost	Value	Unrealized Appreciation (Depreciation)
Ziggo	$1,013,100	$1,006,648	$986,144	$(20,504)

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BBR-BBSW – Bank Bill Reference Rate-Bank Swap Interest Rate

BNP – Banque Paribas

BRL – Brazilian Real

CAD – Canadian Dollar

CDS – Credit Default Swap

CITI – Citigroup Global Markets

CLO – Collateralized Loan Obligation

CLP – Chilean Peso

CME – Chicago Mercantile Exchange Inc.

CNY – China Renminbi

COP – Colombian Peso

CPI – Consumer Price Index

CSFB – Credit Suisse First Boston

DB – Deutsche Bank

EUR – European Monetary Unit

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GSC – Goldman Sachs Capital

GSMPS – Goldman Sachs Reperforming Mortgage Securities

HSBC – Hong Kong Shanghai Bank

ICE LIBOR – IntercontinentalExchange London Interbank Offered Rate

IDR – Indonesian Rupiah

IMM – International Monetary Market

INR – Indian Rupee

IRS – Interest Rate Swaptions

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

MASTR – Mortgage Asset Securitization Transactions, Inc.

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PIK – Pay-in-kind

PLN – Polish Zloty

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – United States Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund

September 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)

Common Stock – 96.55%Δ

Argentina – 0.32%
YPF ADR	58,300	$2,156,517

		2,156,517

Australia – 0.80%
BHP Billiton ADR	91,439	5,383,928

		5,383,928

Austria – 2.09%
Conwert Immobilien Invest *†	259,236	2,956,465
Erste Group Bank	174,932	4,007,048
Schoeller-Bleckmann Oilfield Equipment *	72,379	7,062,343

		14,025,856

Belgium – 1.13%
Ageas VVPR Strip «=†	2,424	0
Anheuser-Busch InBev	68,178	7,588,509

		7,588,509

Bermuda – 1.41%
Everest Re Group	58,446	9,468,836

		9,468,836

Brazil – 1.55%
Banco Bradesco ADR	282,303	4,022,818
Banco do Brasil	405,400	4,217,326
Petroleo Brasileiro ADR	150,300	2,132,757

		10,372,901

British Virgin Islands – 0.29%
Nomad Holdings †	169,216	1,924,832

		1,924,832

Canada – 2.94%
Element Financial *†	312,700	3,791,995
Gildan Activewear	35,800	1,958,714
Lundin Mining *†	532,700	2,630,559
MEG Energy *†	100,000	3,070,054
Rogers Communications Class B	81,070	3,033,639
Suncor Energy	78,000	2,823,003
Tourmaline Oil †	53,540	2,372,809

		19,680,773

China/Hong Kong – 9.19%
AIA Group	678,200	3,506,794
Alibaba Group Holding ADR †	37,992	3,375,589
Anhui Conch Cement *	2,332,500	7,449,725
Baidu ADR †	30,780	6,717,119
Beijing Enterprises Water Group	2,904,000	1,963,464

	Number of	Value
	shares	(U.S. $)

Common StockΔ (continued)

China/Hong Kong (continued)
China Oilfield Services	3,280,000	$8,659,536
China Shipping Container Lines *†	11,651,000	3,136,003
CSR Class H *	2,197,000	1,932,492
Industrial & Commercial Bank of China	5,845,000	3,643,316
Mindray Medical International ADR *	178,807	5,392,819
MTR	387,500	1,517,093
Orient Overseas International	1,179,500	6,531,807
Qunar Cayman Islands ADR *†	86,600	2,394,490
Weichai Power *	1,493,000	5,393,362

		61,613,609

Colombia – 0.69%
Bancolombia ADR	82,013	4,651,777

		4,651,777

Czech Republic – 0.60%
Komercni Banka	16,968	4,037,364

		4,037,364

Denmark – 0.52%
Novo Nordisk Class B	72,500	3,469,106

		3,469,106

France – 4.64%
BNP Paribas *	44,085	2,924,511
GDF Suez VVPR Strip =†	8,820	0
Orange	261,200	3,927,718
Sanofi	29,300	3,314,511
Schneider Electric *	46,416	3,564,585
Societe Generale *	183,957	9,391,833
Sodexo *	49,679	4,861,835
Unibail-Rodamco	12,000	3,087,522

		31,072,515

Germany – 1.56%
Bayer	29,400	4,118,287
Continental	9,600	1,826,746
Daimler	29,400	2,255,217
DMG MORI SEIKI *	43,578	1,232,146
Zalando 144A #†	36,773	998,632

		10,431,028

Greece – 0.30%
Alpha Bank †	2,589,191	2,008,030

		2,008,030

India – 3.61%
HDFC Bank	223,530	3,149,232

(continues)                                             43

Schedules of investments

Optimum International Fund

	Number of	Value
	shares	(U.S. $)

Common StockΔ (continued)

India (continued)
ICICI Bank ADR	190,911	$9,373,730
Tata Motors ADR	95,900	4,191,789
Yes Bank	828,250	7,472,837

		24,187,588

Indonesia – 0.93%
Global Mediacom	7,916,559	1,263,661
Indofood Sukses Makmur	5,566,500	3,197,825
Matahari Department Store	1,337,644	1,781,147

		6,242,633

Ireland – 6.14%
Dalata Hotel Group †	403,553	1,539,378
Green REIT †	2,381,848	3,911,066
ICON †	216,815	12,408,322
Kingspan Group	110,001	1,761,788
Ryanair Holdings ADR †	77,900	4,395,897
Shire	197,743	17,117,967

		41,134,418

Israel – 0.56%
Teva Pharmaceutical Industries ADR	69,700	3,746,375

		3,746,375

Italy – 1.21%
Banca Generali *	108,500	2,868,380
UniCredit	665,357	5,260,982

		8,129,362

Japan – 10.38%
Denso	231,900	10,689,413
FANUC	18,500	3,341,859
Hitachi	830,000	6,338,622
Japan Tobacco	106,000	3,447,791
Kenedix Office Investment	468	2,513,582
Makita	60,700	3,431,724
Mitsubishi Estate	168,000	3,781,589
Nabtesco	165,000	3,955,546
Nippon Steel & Sumitomo Metal	1,857,000	4,819,242
ORIX	203,100	2,802,082
Secom	129,100	7,690,788
Shinsei Bank *	1,734,000	3,715,771
SMC	14,800	4,082,433
Softbank	41,600	2,916,723
Tokyo Tatemono	350,000	2,830,894
Toyota Motor	54,300	3,200,118

		69,558,177

	Number of	Value
	shares	(U.S. $)

Common StockΔ (continued)

Mexico – 0.53%
Cemex ADR *†	271,948	$3,546,202

		3,546,202

Netherlands – 3.84%
Aalberts Industries *	70,336	1,823,470
ASML Holding	20,200	2,011,062
Core Laboratories	81,777	11,968,064
Royal Dutch Shell Class A	258,518	9,902,146

		25,704,742

New Zealand – 0.39%
Xero *†	56,400	951,019
Xero Private Placement =†	104,850	1,679,586

		2,630,605

Nigeria – 0.46%
Lekoil †	2,816,700	3,104,984

		3,104,984

Norway – 4.48%
DNB	568,433	10,643,520
Norsk Hydro	984,511	5,507,304
Statoil	55,600	1,516,175
Statoil ADR *	260,659	7,079,498
Subsea 7	371,631	5,307,114

		30,053,611

Panama – 0.29%
Copa Holdings Class A	18,000	1,931,220

		1,931,220

Peru – 0.26%
Credicorp	11,100	1,702,629

		1,702,629

Republic of Korea – 2.81%
Coway	20,100	1,606,171
Hyundai Development Co-Engineering & Construction	46,700	1,890,222
Hyundai Mobis	23,774	5,791,666
POSCO	17,373	5,409,764
Samsung Electronics	3,686	4,136,901

		18,834,724

Singapore – 1.43%
DBS Group Holdings	396,000	5,718,120
United Industrial	1,490,000	3,889,547

		9,607,667

South Africa – 0.47%
Naspers	28,700	3,166,199

		3,166,199

	Number of	Value
	shares	(U.S. $)

Common StockΔ (continued)

Spain – 2.54%
Abengoa Yield *†	32,100	$1,142,118
Amadeus IT Holding	238,789	8,933,818
NH Hotel *†	753,970	3,685,554
Sacyr *†	608,608	3,277,876

		17,039,366

Sweden – 1.68%
Getinge Class B	293,172	7,398,265
Nordea Bank	296,790	3,862,000

		11,260,265

Switzerland – 8.88%
Actelion †	45,692	5,374,966
Credit Suisse Group ADR †	169,191	4,676,439
Novartis	136,300	12,871,152
Novartis ADR	98,453	9,267,381
Roche Holding	76,093	22,565,263
Transocean *	148,434	4,745,435

		59,500,636

Taiwan – 1.90%
Advanced Semiconductor Engineering	7,308,000	8,504,379
Hermes Microvision	37,844	1,579,943
Hon Hai Precision Industry	847,160	2,673,483

		12,757,805

Turkey – 1.38%
Akbank	1,492,015	4,862,844
Turkiye Garanti Bankasi	1,254,738	4,409,165

		9,272,009

United Kingdom – 11.54%
AO World *†	210,399	641,226
ARM Holdings	252,200	3,704,103
ARM Holdings ADR	310,027	13,545,080
AstraZeneca	100,800	7,257,716
Crest Nicholson Holdings	697,189	3,673,193
Diageo	287,516	8,319,745
Drax Group	135,800	1,423,240
Foxtons Group *	794,908	2,770,545
Hargreaves Lansdown	71,869	1,100,990
HSBC Holdings	405,294	4,113,615
Imperial Tobacco Group	129,400	5,588,282
Kennedy Wilson Europe Real Estate	150,911	2,671,489
Liberty Global Class A *†	121,400	5,164,356
Lloyds Banking Group †	1,280,900	1,596,180
Polypipe Group *	801,470	3,199,435
Project White =†	83,072	1,576,828
Prudential	68,600	1,530,215

	Number of	Value
	shares	(U.S. $)

Common StockΔ (continued)

United Kingdom (continued)
Rio Tinto ADR *	131,974	$6,490,481
Whitbread	44,700	3,010,120

		77,376,839

United States – 2.81%
Carnival	188,695	7,579,878
EOG Resources	26,200	2,594,324
Euronet Worldwide †	43,737	2,090,191
Project Star =†	142	920,463
Samsonite International	967,200	3,114,033
Schlumberger	24,600	2,501,574

		18,800,463

Total Common Stock (cost $632,135,799)		647,174,100

Exchange-Traded Fund – 0.43%

iShares MSCI United Kingdom	148,768	2,883,124

Total Exchange-Traded Fund (cost $2,930,599)		2,883,124

Preferred Stock – 0.53%Δ

Germany – 0.53%
Henkel & KGaA 1.61% *	35,500	3,545,054

Total Preferred Stock (cost $4,130,114)		3,545,054

Warrant – 0.02%Δ

British Virgin Islands – 0.02%
Nomad Holdings CW17 strike price $11.50, expiration date 4/10/17 †	169,216	90,531

Total Warrant (cost $1,692)		90,531

	Principal
	amount°

Short-Term Investments – 1.34%

Discount Notes – 0.71%≠
Federal Home Loan Bank
0.025% 11/13/14	351,249	351,248
0.055% 11/19/14	2,797,902	2,797,891
0.077% 11/14/14	1,604,590	1,604,583

		4,753,722

(continues)                                             45

Schedules of investments

Optimum International Fund

	Principal	Value
	amount°	(U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 0.27%
Bank of America Merrill Lynch 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $800,057 (collateralized by U.S. government obligations 1.375%–2.375%; 1/15/17–1/15/20 market value $816,058)	800,057	$800,057
Bank of Montreal 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $266,686 (collateralized by U.S. government obligations 0.375%–3.125%; 1/31/16–8/15/44 market value $272,019)	266,685	266,685
BNP Paribas 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $776,258 (collateralized by U.S. government obligations 0.125%–0.25%; 5/15/16–7/15/24 market value $791,783)	776,258	776,258

		1,843,000

U.S. Treasury Obligations – 0.36%≠
U.S. Treasury Bills
0.005% 12/26/14	1,513,134	1,513,097
0.093% 11/13/14	888,442	888,431

		2,401,528

Total Short-Term Investments (cost $8,997,831)		8,998,250

Total Value of Securities Before Securities Lending Collateral – 98.87% (cost $648,196,035)		662,691,059

	Number of	Value
	shares	(U.S. $)

Securities Lending Collateral** – 8.46%

Investment Company
Delaware Investments® Collateral Fund No.1	56,713,943	$56,713,943

Total Securities Lending Collateral (cost $56,713,943)		56,713,943

Total Value of Securities – 107.33%■ (cost $704,909,978)		$719,405,002

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $998,632, which represents 0.15% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
«	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. Sept. 30, 2014, the aggregate value of fair valued securities was $4,176,877, which represented 0.62% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $52,923,196 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 4 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at Sept. 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	CHF	65,222	USD	(68,285)	10/3/14	$37
BBH	CZK	587,824	USD	(27,010)	10/3/14	(2)
BBH	EUR	202,332	USD	(255,578)	10/3/14	(8)
BBH	GBP	52,131	USD	(84,514)	10/3/14	(6)
BBH	HKD	1,696,461	USD	(218,498)	10/6/14	(22)
BBH	JPY	21,796,806	USD	(198,818)	10/3/14	(55)
BBH	NOK	929,946	USD	(144,833)	10/3/14	(106)
BBH	SEK	358,360	USD	(49,671)	10/3/14	(10)
BBH	SGD	55,764	USD	(43,740)	10/3/14	(27)
BBH	TRY	144,083	USD	(63,180)	10/2/14	73
BNYM	IDR	(1,284,778,549)	USD	105,717	10/2/14	353
BNYM	KRW	(69,020,715)	USD	65,337	10/1/14	(85)
BNYM	KRW	29,674,000	USD	(28,028)	10/2/14	97
BNYM	TWD	(2,141,141)	USD	70,177	10/1/14	(209)
CITI	CAD	(1,606,000)	USD	1,471,537	10/22/14	38,236
CITI	CHF	1,535,754	USD	(1,624,386)	10/22/14	(15,377)
CITI	DKK	(2,472,707)	USD	448,629	10/22/14	29,012
CITI	EUR	790,619	USD	(995,707)	10/2/14	2,939
CITI	EUR	(2,901,918)	USD	3,722,690	10/22/14	56,727
CITI	GBP	1,771,000	USD	(2,894,061)	10/22/14	(23,666)
CITI	HKD	44,105,000	USD	(5,690,253)	10/22/14	(10,490)
CITI	JPY	(127,526,000)	USD	1,162,286	10/2/14	(600)
CITI	JPY	(626,358,644)	USD	5,828,910	10/22/14	116,418
CITI	NOK	9,890,000	USD	(1,575,674)	10/22/14	(37,585)
CITI	NZD	1,741,000	USD	(1,468,810)	10/22/14	(112,877)
CITI	SEK	64,093,000	USD	(9,318,128)	10/22/14	(437,018)
CITI	SGD	3,790,000	USD	(3,049,693)	10/21/14	(78,806)
CITI	TRY	4,048,000	USD	(1,873,486)	10/22/14	(106,335)
CITI	ZAR	17,091,000	USD	(1,569,915)	10/22/14	(61,300)
MSC	AUD	9,490,000	USD	(8,825,447)	10/22/14	(530,342)
MSC	CAD	(610,000)	USD	558,648	10/22/14	14,243
MSC	CHF	(10,566,260)	USD	11,765,594	10/22/14	695,320
MSC	DKK	3,822,818	USD	(693,554)	10/22/14	(44,825)
MSC	EUR	(7,539,000)	USD	10,198,776	10/22/14	674,839
MSC	GBP	(257,000)	USD	439,153	10/22/14	22,613
MSC	JPY	293,870,000	USD	(2,696,077)	10/22/14	(15,935)
MSC	NOK	(6,953,000)	USD	1,117,667	10/22/14	36,338
MSC	NZD	(4,752,000)	USD	4,096,078	10/22/14	395,103
MSC	SEK	(40,420,000)	USD	5,917,827	10/22/14	316,990

						$923,652

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BBH – Brown Brothers Harriman

BNYM – BNY Mellon

CAD – Canadian Dollar

CHF – Swiss Franc

CITI – Citigroup Global Markets

CZK – Czech Koruna

DKK – Danish Krone

EUR – European Monetary Unit

GBP – British Pound Sterling

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MSC – Morgan Stanley Capital

NOK – Norwegian Krone

NZD – New Zealand Dollar

REIT – Real Estate Investment Trust

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – Taiwan Dollar

TRY – Turkish Lira

USD – United States Dollar

VVPR Strip – Dividend Coupon

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Optimum Large Cap Growth Fund

September 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)

Common Stock – 97.09%²

Consumer Discretionary – 21.29%
Amazon.com †	110,600	$35,661,864
AutoZone †	13,800	7,033,308
CarMax †	105,100	4,881,895
CBS Class B	66,675	3,567,113
Chipotle Mexican Grill †	11,000	7,332,490
Comcast Class A	239,700	12,891,066
Delphi Automotive (United Kingdom)	174,750	10,719,165
DISH Network Class A †	37,850	2,444,353
Disney (Walt)	95,300	8,484,559
Hanesbrands	41,300	4,437,272
Harley-Davidson	27,200	1,583,040
Hilton Worldwide Holdings †	240,500	5,923,515
Home Depot	267,773	24,565,495
Johnson Controls	86,350	3,799,400
L Brands	40,950	2,742,831
Lamar Advertising Class A	44,300	2,181,775
Las Vegas Sands	110,800	6,892,868
Lear	21,750	1,879,417
Lowe’s	161,600	8,551,872
MGM Resorts International †	248,870	5,669,258
Michael Kors Holdings (China) (Hong Kong Exchange) †	59,050	4,215,579
NetFlix †	14,000	6,316,520
Nielsen Holdings	83,200	3,688,256
NIKE Class B	105,950	9,450,740
Pandora Media †	61,300	1,481,008
Priceline Group †	19,748	22,879,638
PVH	24,400	2,956,060
Ralph Lauren	29,900	4,925,427
Ross Stores	32,700	2,471,466
Royal Caribbean Cruises	109,600	7,374,984
Signet Jewelers (Bermuda)	20,700	2,357,937
Starbucks	220,750	16,657,795
Starwood Hotels & Resorts Worldwide	54,750	4,555,747
Tesla Motors †	18,100	4,392,508
Tiffany	9,400	905,314
Time Warner Cable	30,900	4,433,841
Tractor Supply	96,800	5,954,168
TripAdvisor †	13,000	1,188,460
Twenty-First Century Fox	77,100	2,643,759
Under Armour Class A †	38,500	2,660,350
Wynn Macau (Macau)	1,046,400	3,328,600
Wynn Resorts	57,700	10,794,516

		286,875,229

	Number of	Value
	shares	(U.S. $)

Common Stock² (continued)

Consumer Staples – 3.83%
Anheuser-Busch InBev ADR (Belgium)	10,950	$1,213,807
Costco Wholesale	32,000	4,010,240
CVS Health	253,750	20,195,963
Estee Lauder	37,200	2,779,584
Jarden †	28,650	1,722,151
Lorillard	21,200	1,270,092
Molson Coors Brewing Class B	35,250	2,624,010
PepsiCo	95,000	8,843,550
Procter & Gamble	32,350	2,708,989
Walgreen	104,650	6,202,605

		51,570,991

Energy – 4.49%
Anadarko Petroleum	63,600	6,451,584
Cheniere Energy †	54,250	4,341,627
Concho Resources †	25,300	3,172,367
Continental Resources †	50,700	3,370,536
Devon Energy	85,450	5,825,981
EQT	52,700	4,824,158
Halliburton	38,238	2,466,733
National Oilwell Varco	47,800	3,637,580
Pioneer Natural Resources	47,250	9,306,833
Range Resources	69,831	4,735,240
Schlumberger	9,800	996,562
Weatherford International (Switzerland) †	545,950	11,355,760

		60,484,961

Financials – 6.73%
Affiliated Managers Group †	16,250	3,255,850
American Express	81,500	7,134,510
American International Group	37,150	2,006,843
American Tower	128,200	12,003,366
Aon (United Kingdom)	23,150	2,029,561
BlackRock	10,400	3,414,528
Blackstone Group	294,250	9,262,990
Carlyle Group	97,250	2,962,235
CBS Outdoor Americas	25,105	751,644
Citigroup	38,400	1,989,888
Discover Financial Services	49,900	3,213,061
Hartford Financial Services Group	182,200	6,786,950
IntercontinentalExchange	20,300	3,959,515
Invesco	69,600	2,747,808
JPMorgan Chase	33,600	2,024,064

	Number of	Value
	shares	(U.S. $)

Common Stock² (continued)

Financials (continued)
Morgan Stanley	502,500	$17,371,425
Prudential Financial	7,400	650,756
State Street	55,300	4,070,633
TD Ameritrade Holding	111,800	3,730,766
US Bancorp	32,050	1,340,651

		90,707,044

Healthcare – 15.92%
AbbVie	122,800	7,092,928
Actavis †	63,858	15,407,658
Aetna	116,550	9,440,550
Alexion Pharmaceuticals †	50,400	8,357,328
Allergan	37,400	6,664,306
Amgen	19,150	2,689,809
Biogen Idec †	61,050	20,195,951
Celgene †	133,500	12,653,130
Gilead Sciences †	350,700	37,332,015
HCA Holdings †	195,859	13,811,977
Humana	28,900	3,765,381
IDEXX Laboratories †	10,200	1,201,866
Incyte †	49,900	2,447,595
Insulet †	33,400	1,230,790
Intercept Pharmaceuticals †	1,700	402,373
Intuitive Surgical †	16,800	7,758,576
McKesson	72,600	14,133,042
Pharmacyclics †	61,900	7,268,917
Regeneron Pharmaceuticals †	10,100	3,641,252
St. Jude Medical	85,000	5,111,050
Thermo Fisher Scientific	98,100	11,938,770
UnitedHealth Group	55,800	4,812,750
Valeant Pharmaceuticals International (Canada) †	81,050	10,633,760
Vertex Pharmaceuticals †	58,700	6,592,597

		214,584,371

Industrials – 12.05%
American Airlines Group	258,300	9,164,484
Boeing	127,150	16,196,367
Danaher	237,400	18,037,652
Delta Air Lines	110,400	3,990,960
Eagle Materials	22,700	2,311,541
Eaton (Ireland)	31,152	1,974,102
FedEx	26,200	4,229,990
Flowserve	24,400	1,720,688
General Electric	38,450	985,089
Grainger (W.W.)	9,200	2,315,180
HD Supply Holdings †	150,850	4,112,171
Honeywell International	143,750	13,386,000
Hunt (J.B.) Transport Services	33,100	2,451,055

	Number of	Value
	shares	(U.S. $)

Common Stock² (continued)

Industrials (continued)
Ingersoll-Rand (Ireland)	29,500	$1,662,620
Kansas City Southern	44,300	5,369,160
Martin Marietta Materials	61,250	7,897,575
McGraw Hill Financial	8,850	747,383
Mobileye (Israel) †	42,100	2,256,139
Precision Castparts	84,650	20,051,892
Quanta Services †	55,500	2,014,095
Roper Industries	45,100	6,597,679
Tyco International (Switzerland)	236,750	10,551,947
Union Pacific	50,100	5,431,842
United Continental Holdings †	76,800	3,593,472
United Rentals †	26,450	2,938,595
United Technologies	59,800	6,314,880
WABCO Holdings †	22,750	2,069,113
Wabtec	48,900	3,962,856

		162,334,527

Information Technology – 28.82%
Activision Blizzard	74,400	1,546,776
Adobe Systems †	9,750	674,603
Alibaba Group Holding ADR †	107,555	9,556,262
Alliance Data Systems †	30,100	7,472,927
Apple	536,500	54,052,375
ASML Holding (Netherlands)	47,900	4,733,478
Avago Technologies	69,750	6,068,250
Baidu ADR †	54,100	11,806,243
Broadcom Class A	8,650	349,633
Cognizant Technology Solutions Class A †	58,650	2,625,761
CoStar Group †	14,250	2,216,445
Ctrip.com International ADR †	107,500	6,101,700
Facebook Class A †	534,429	42,241,268
Fiserv †	104,900	6,780,211
Google Class A †	45,650	26,860,917
Google Class C †	75,100	43,359,736
International Business Machines	15,100	2,866,433
Lam Research	42,250	3,156,075
LinkedIn Class A †	39,450	8,197,315
MasterCard Class A	189,600	14,015,232
Micron Technology †	347,635	11,909,975
Microsoft	321,300	14,895,468
NAVER (South Korea)	3,915	2,994,838
NetSuite †	33,500	2,999,590
NXP Semiconductor (Netherlands) †	85,700	5,864,451
Red Hat †	67,300	3,778,895
salesforce.com †	307,250	17,676,093

(continues)                                             49

Schedules of investments

Optimum Large Cap Growth Fund

	Number of	Value
	shares	(U.S. $)

Common Stock² (continued)

Information Technology (continued)
SanDisk	47,800	$4,682,010
SAP ADR	41,850	3,019,896
ServiceNow †	51,100	3,003,658
Stratasys †	37,900	4,577,562
SunEdison †	217,750	4,111,120
Tencent Holdings (China) (Hong Kong Exchange)	170,000	2,528,703
Vipshop Holdings ADR †	23,500	4,441,735
Visa Class A	146,050	31,162,689
VistaPrint (Netherlands) †	44,100	2,416,239
VMware Class A †	35,600	3,340,704
Western Digital	16,250	1,581,450
Workday Class A †	23,500	1,938,750
Yahoo †	164,950	6,721,713

		388,327,179

Materials – 2.12%
Air Products & Chemicals	33,350	4,341,503
Dow Chemical	38,100	1,997,964
Ecolab	61,500	7,062,045
Monsanto	30,750	3,459,683
Praxair	10,400	1,341,600
Sherwin-Williams	47,400	10,380,126

		28,582,921

Telecommunication Services – 1.77%
Crown Castle International	177,800	14,318,234
Level 3 Communications †	79,150	3,619,529
Softbank (Japan)	83,900	5,882,525

		23,820,288

Utilities – 0.07%
Sempra Energy	8,550	900,999

		900,999

Total Common Stock (cost $1,069,250,479)		1,308,188,510

Convertible Preferred Stock – 0.07%

Airbnb Private Placement @=†	23,130	894,608
LivingSocial Private Placement Series F @=†	14,824	6,819

Total Convertible Preferred Stock (cost $1,055,689)		901,427

	Principal	Value
	amount°	(U.S. $)

Short-Term Investments – 2.95%

Discount Notes – 1.32%≠
Federal Home Loan Bank
0.025% 11/13/14	1,620,346	$1,620,339
0.046% 11/19/14	8,841,425	8,841,389
0.077% 11/14/14	7,320,552	7,320,523

		17,782,251

Repurchase Agreements – 0.71%
Bank of America Merrill Lynch 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $4,164,376 (collateralized by U.S. government obligations 1.375%–2.375%; 1/15/17–1/15/20 market value $4,247,665)	4,164,376	4,164,376
Bank of Montreal 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $1,388,125 (collateralized by U.S. government obligations 0.375%–3.125%; 1/31/16–8/15/44 market value $1,415,888)	1,388,125	1,388,125
BNP Paribas 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $4,040,499 (collateralized by U.S. government obligations 0.125%–0.25%; 5/15/16–7/15/24 market value $4,121,310)	4,040,499	4,040,499

		9,593,000

U.S. Treasury Obligations – 0.92%≠
U.S. Treasury Bills
0.005% 12/26/14	10,164,578	10,164,334
0.093% 11/13/14	2,248,977	2,248,950

		12,413,284

Total Short-Term Investments (cost $39,787,220)		39,788,535

Total Value of Securities – 100.11% (cost $1,110,093,388)		$1,348,878,472

@	Illiquid security. At Sept. 30, 2014, the aggregate value of illiquid securities was $901,427, which represents 0.07% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2014, the aggregate value of fair valued securities was $901,427, which represented 0.07% of the Fund’s net assets. See Note 1 in “Notes to financial statements”.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

The following foreign currency exchange contract was outstanding at Sept. 30, 2014:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)	In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	KRW 163,141,230	USD	(154,093)	10/2/14	$536

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

KRW – South Korean Won

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Optimum Large Cap Value Fund

September 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 96.87%

Consumer Discretionary – 9.96%
Advance Auto Parts	26,882	$3,502,725
Bed Bath & Beyond †	23,447	1,543,516
Coach	205,155	7,305,570
Comcast Special Class A	135,223	7,234,432
Copa Holdings Class A (Panama)	33,236	3,565,890
Delphi Automotive (United Kingdom)	76,046	4,664,662
Disney (Walt)	71,071	6,327,451
Hasbro	50,496	2,777,028
Johnson Controls	131,807	5,799,508
Kohl’s	26,506	1,617,661
Mattel	29,903	916,527
McDonald’s	67,770	6,425,274
Omnicom Group	100,263	6,904,110
Ross Stores	159,728	12,072,242
Staples	203,490	2,462,229
Target	144,233	9,040,524
Time †	7,027	164,643
Time Warner	67,271	5,059,452
TJX	303,337	17,948,450
Verisk Analytics Class A †	102,773	6,257,848
Viacom Class B	55,983	4,307,332
Yum Brands	153,866	11,075,275

		126,972,349

Consumer Staples – 12.19%
Altria Group	430,098	19,758,702
Campbell Soup	243,255	10,394,286
Colgate-Palmolive	230,067	15,004,970
CVS Health	152,091	12,104,923
Danone (France)	69,883	4,678,268
Diageo (United Kingdom)	309,010	8,941,709
Dr Pepper Snapple Group	56,739	3,648,885
General Mills	183,833	9,274,375
Imperial Tobacco Group (United Kingdom)	30,630	1,322,790
Kellogg	254,585	15,682,436
Lorillard	108,832	6,520,125
Nestle (Switzerland)	147,417	10,848,001
Philip Morris International	407,133	33,954,892
Procter & Gamble	40,034	3,352,447

		155,486,809

Energy – 11.88%
Apache	166,003	15,582,702
Atwood Oceanics †	150,188	6,561,714
Chevron	86,959	10,375,948

	Number of shares	Value (U.S. $)

Common Stock (continued)

Energy (continued)
ConocoPhillips	168,520	$12,895,150
Continental Resources †	208,086	13,833,557
EOG Resources	23,740	2,350,735
Exxon Mobil	274,099	25,779,011
Marathon Petroleum	197,828	16,750,097
Oasis Petroleum †	260,840	10,905,720
Occidental Petroleum	88,731	8,531,486
Oil States International †	105,037	6,501,790
SM Energy	196,147	15,299,466
Valero Energy	133,918	6,196,386

		151,563,762

Financials – 22.20%
ACE (Switzerland)	65,378	6,856,191
AFLAC	269,633	15,706,122
Aon (United Kingdom)	74,694	6,548,423
Apartment Investment & Management	411,776	13,102,712
Bank of New York Mellon	204,526	7,921,292
BlackRock	18,293	6,005,958
CBOE Holdings	328,248	17,569,474
Chubb	49,830	4,538,516
Citigroup	31,847	1,650,312
Discover Financial Services	272,563	17,550,332
Eaton Vance	297,475	11,223,732
Franklin Resources	151,211	8,257,633
Goldman Sachs Group	66,731	12,249,810
JPMorgan Chase	452,189	27,239,865
McGraw Hill Financial	196,845	16,623,560
MetLife	224,659	12,068,681
Moody’s	151,849	14,349,732
NASDAQ OMX Group	94,655	4,015,265
Nationstar Mortgage Holdings †	205,155	7,024,507
PNC Financial Services Group	53,253	4,557,392
Prudential Financial	72,004	6,332,032
State Street	81,592	6,005,987
Travelers	117,662	11,053,168
US Bancorp	249,735	10,446,415
Waddell & Reed Financial Class A	257,909	13,331,316
Wells Fargo	402,050	20,854,334

		283,082,761

Healthcare – 11.43%
Abbott Laboratories	180,200	7,494,518
AmerisourceBergen	177,313	13,706,295
Covidien (Ireland)	61,122	5,287,664

	Number of shares	Value (U.S. $)

Common Stock (continued)
Healthcare (continued)
Express Scripts Holding †	83,735	$5,914,203
Gilead Sciences †	149,470	15,911,082
Johnson & Johnson	223,272	23,798,562
Medtronic	119,547	7,405,937
Merck	112,439	6,665,384
Mylan †	319,456	14,532,053
Novartis (Switzerland)	22,875	2,160,144
Pfizer	607,971	17,977,702
Quest Diagnostics	10,193	618,511
Roche Holding (Switzerland)	6,508	1,929,937
St. Jude Medical	70,166	4,219,082
Thermo Fisher Scientific	47,117	5,734,139
United Therapeutics †	95,250	12,253,913
Zoetis	5,338	197,239

		145,806,365

Industrials – 12.41%
3M	90,824	12,867,944
Canadian National Railway (Canada)	67,689	4,803,211
Caterpillar	136,281	13,495,907
Danaher	100,450	7,632,191
Eaton (Ireland)	83,232	5,274,412
Honeywell International	125,645	11,700,062
Illinois Tool Works	32,170	2,715,791
Lockheed Martin	189,763	34,684,881
Northrop Grumman	39,676	5,227,710
Pentair (United Kingdom)	39,091	2,560,070
Rockwell Collins	148,005	11,618,393
Stanley Black & Decker	46,641	4,141,254
Tyco International (Switzerland)	146,377	6,524,023
United Parcel Service Class B	215,952	21,225,922
United Technologies	130,313	13,761,053

		158,232,824

Information Technology – 10.19%
Accenture Class A (Ireland)	168,492	13,701,769
Apple	215,413	21,702,860
Fidelity National Information Services	53,248	2,997,862
Fiserv †	64,924	4,196,363
International Business Machines	137,960	26,188,947
Microsoft	361,953	16,780,141
Oracle	185,416	7,097,724
Texas Instruments	99,793	4,759,128
Western Digital	189,036	18,396,984

	Number of shares	Value (U.S. $)

Common Stock (continued)

Information Technology (continued)
Western Union	882,424	$14,154,081

		129,975,859

Materials – 4.11%
CF Industries Holdings	48,358	13,502,521
Crown Holdings †	65,887	2,933,289
LyondellBasell Industries	124,558	13,534,472
NewMarket	35,169	13,400,092
PPG Industries	42,763	8,413,193
Valspar	7,973	629,787

		52,413,354

Telecommunication Services – 1.88%
AT&T	54,155	1,908,422
Verizon Communications	369,628	18,477,704
Vodafone Group (United Kingdom)	1,070,621	3,547,533

		23,933,659

Utilities – 0.62%
AES	402,984	5,714,313
Duke Energy	28,777	2,151,656

		7,865,969

Total Common Stock (cost $934,704,802)		1,235,333,711

Convertible Preferred Stock – 0.04%

United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	7,480	440,497

Total Convertible Preferred Stock (cost $376,064)		440,497

	Principal amount°

Short-Term Investments – 3.13%

Discount Notes – 0.36%≠
Federal Home Loan Bank
0.025% 11/13/14	607,869	607,867
0.043% 11/19/14	3,001,837	3,001,825
0.077% 11/14/14	980,141	980,137

		4,589,829

(continues)                                             53

Schedules of investments

Optimum Large Cap Value Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 2.58%
Bank of America Merrill Lynch 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $14,259,937 (collateralized by U.S. government obligations 1.375%–2.375%; 1/15/17–1/15/20 market value $14,545,141)	14,259,937	$14,259,937
Bank of Montreal 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $4,753,312 (collateralized by U.S. government obligations 0.375%–3.125%; 1/31/16–8/15/44 market value $4,848,381)	4,753,312	4,753,312
BNP Paribas 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $13,835,751 (collateralized by U.S. government obligations 0.125%–0.25%; 5/15/16–7/15/24 market value $14,112,468)	13,835,751	13,835,751

		32,849,000

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

U.S. Treasury Obligations – 0.19%≠
U.S. Treasury Bills
0.005% 12/26/14	1,689,051	$1,689,011
0.093% 11/13/14	759,216	759,207

		2,448,218

Total Short-Term Investments (cost $39,886,727)		39,887,047

Total Value of Securities – 100.04% (cost $974,967,593)		$1,275,661,255

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund

September 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 94.08%

Consumer Discretionary – 14.46%
Bloomin’ Brands †	103,147	$1,891,716
Buffalo Wild Wings †	17,609	2,364,360
Casey’s General Stores	35,887	2,573,098
Choice Hotels International	40,000	2,080,000
Diamond Resorts International †	116,899	2,660,621
Domino’s Pizza	20,000	1,539,200
Dorman Products †	37,369	1,497,002
Fiesta Restaurant Group †	40,000	1,987,200
Gentherm †	37,204	1,571,125
GNC Holdings	20,000	774,800
HSN	46,587	2,859,044
IMAX (Canada) †	89,772	2,465,139
Jarden †	30,000	1,803,300
KAR Auction Services	60,000	1,717,800
Kate Spade †	61,058	1,601,551
LKQ †	210,000	5,583,900
Michaels †	55,000	961,400
Panera Bread Class A †	12,291	1,999,992
Papa John’s International	27,000	1,079,730
Pier 1 Imports	95,000	1,129,550
Pool	45,000	2,426,400
PVH	22,000	2,665,300
Red Robin Gourmet Burgers †	37,554	2,136,823
Samsonite International	608,830	1,960,212
Select Comfort †	37,000	774,040
Shutterfly †	23,383	1,139,687
Skechers U.S.A. Class A †	40,917	2,181,285
Standard Pacific †	298,373	2,234,814
Taylor Morrison Home Class A †	76,258	1,236,905
Tenneco †	46,484	2,431,578
Tuesday Morning †	98,868	1,918,534
Vail Resorts	49,000	4,251,240
Vince Holding †	71,692	2,169,400
Williams-Sonoma	30,000	1,997,100
Zalando (Germany) 144A #†	5,568	151,208
Zulily Class A Class CL A †	45,800	1,735,362

		71,550,416

Consumer Staples – 2.67%
B&G Foods	38,000	1,046,900
Boulder Brands †	75,000	1,022,250
Chefs’ Warehouse †	86,000	1,398,360
Fresh Market †	115,000	4,016,950
Prestige Brands Holdings †	42,000	1,359,540

	Number of shares	Value (U.S. $)

Common Stock (continued)

Consumer Staples (continued)
Spectrum Brands Holdings	20,525	$1,858,128
United Natural Foods †	41,000	2,519,860

		13,221,988

Energy – 4.42%
Athlon Energy †	44,388	2,584,713
Carrizo Oil & Gas †	35,000	1,883,700
Clayton Williams Energy †	17,000	1,639,650
Diamondback Energy †	28,426	2,125,696
Energen	12,000	866,880
FMC Technologies †	22,000	1,194,820
Gulfport Energy †	22,000	1,174,800
Hornbeck Offshore Services †	27,000	883,710
Laredo Petroleum Holdings †	15,172	340,004
Parsley Energy Class A †	22,000	469,260
PDC Energy †	13,000	653,770
Real Goods Solar Class A †	225,000	387,000
Rice Energy †	7,500	199,500
Rosetta Resources †	43,000	1,916,080
Rowan	15,000	379,650
RSP Permian †	91,940	2,349,986
SM Energy	27,000	2,106,000
WPX Energy †	30,000	721,800

		21,877,019

Financials – 11.22%
Allied World Assurance
Holdings (Switzerland)	30,000	1,105,200
Associated Banc-Corp	110,000	1,916,200
Assured Guaranty (Bermuda)	73,508	1,628,937
Berkshire Hills Bancorp	17,500	411,075
Blackhawk Network Holdings †	79,000	2,551,700
Brown & Brown	32,000	1,028,800
City National	27,000	2,043,090
CoreSite Realty	50,000	1,643,500
DCT Industrial Trust	255,000	1,915,050
Douglas Emmett	55,930	1,435,723
Education Realty Trust	315,000	3,238,200
Enstar Group (Bermuda) †	12,000	1,635,840
Extra Space Storage	55,000	2,836,350
Financial Engines	26,544	908,203
First Busey	177,800	990,346
First Commonwealth Financial	83,000	696,370
HFF Class A	84,119	2,435,245
Kennedy-Wilson Holdings	106,442	2,550,350
Kite Realty Group Trust	60,000	1,454,400

(continues)                                             55

Schedules of investments

Optimum Small-Mid Cap Growth Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Financials (continued)
Lakeland Financial	40,000	$1,500,000
MB Financial	53,000	1,467,040
PacWest Bancorp	68,116	2,808,423
Pebblebrook Hotel Trust	43,854	1,637,508
Post Properties	46,000	2,361,640
Sandy Spring Bancorp	43,000	984,270
SEI Investments	79,000	2,856,640
St. Joe †	50,000	996,500
SVB Financial Group †	20,000	2,241,800
Virtus Investment Partners	10,606	1,842,262
WisdomTree Investments †	94,959	1,080,633
WL Ross Holding †	72,300	774,333
World Acceptance †	12,766	861,705
Xoom †	76,646	1,682,380

		55,519,713

Healthcare – 14.55%
Abaxis	7,183	364,250
Acadia Healthcare †	66,497	3,225,105
Aerie Pharmaceuticals †	32,582	674,122
Akorn †	81,000	2,937,870
Allscripts Healthcare Solutions †	113,300	1,519,919
Alnylam Pharmaceuticals †	28,032	2,189,299
Anacor Pharmaceuticals †	63,961	1,565,126
BioCryst Pharmaceuticals †	98,551	963,829
Celldex Therapeutics †	53,700	695,952
Cepheid †	102,400	4,508,672
Covance †	34,274	2,697,364
Cubist Pharmaceuticals †	29,926	1,985,291
DexCom †	68,755	2,749,512
Envision Healthcare Holdings †	111,020	3,850,174
ExamWorks Group †	81,631	2,673,415
HealthSouth	25,000	922,500
HeartWare International †	32,788	2,545,332
Hyperion Therapeutics †	45,969	1,159,338
Insulet †	77,536	2,857,202
Intercept Pharmaceuticals †	2,000	473,380
Intersect ENT †	32,249	499,859
Ironwood Pharmaceuticals †	62,063	804,026
Medicines †	40,505	904,072
Mettler-Toledo International †	20,000	5,122,600
NPS Pharmaceuticals †	80,185	2,084,810
Portola Pharmaceuticals †	60,183	1,521,426
PTC Therapeutics †	33,619	1,479,572
Revance Therapeutics †	6,000	115,980
Salix Pharmaceuticals †	15,148	2,366,724

	Number of shares	Value (U.S. $)

Common Stock (continued)

Healthcare (continued)
Sarepta Therapeutics †	43,000	$907,300
Seattle Genetics †	88,093	3,275,298
Sirona Dental Systems †	21,000	1,610,280
Synageva BioPharma †	51,000	3,507,780
Team Health Holdings †	34,226	1,984,766
Techne @	26,000	2,432,300
TESARO †	55,056	1,482,108
Ultragenyx Pharmaceutical †	9,862	558,189
Wright Medical Group †	25,000	757,500

		71,972,242

Industrials – 23.90%
Acuity Brands	47,235	5,560,032
AECOM Technology †	98,391	3,320,696
Altra Industrial Motion @	101,446	2,958,165
AMETEK	115,000	5,774,150
Applied Industrial Technologies	63,407	2,894,530
Astronics †	33,312	1,588,297
Avis Budget Group †	80,000	4,391,200
Belden	21,000	1,344,420
CAI International †	53,000	1,025,550
Chart Industries †	22,000	1,344,860
Chicago Bridge & Iron (Netherlands)	23,000	1,330,550
Clean Harbors †	37,242	2,008,089
Cognex †	64,508	2,597,737
DigitalGlobe †	88,730	2,528,805
Donaldson	150,000	6,094,500
ESCO Technologies	47,000	1,634,660
Forward Air	24,000	1,075,920
Generac Holdings †	123,295	4,998,379
HD Supply Holdings †	120,854	3,294,480
HEICO Class A	75,000	3,022,500
Hertz Global Holdings †	38,900	987,671
Interface	90,000	1,452,600
Kennametal	41,000	1,693,710
Kirby †	12,000	1,414,200
Knoll	65,000	1,125,150
Landstar System	50,145	3,619,968
McGrath RentCorp	31,000	1,060,200
Middleby †	30,000	2,643,900
Moog Class A †	66,639	4,558,108
MRC Global †	40,000	932,800
Nordson	80,000	6,085,600
Old Dominion Freight Line †	31,918	2,254,688
Orbital Sciences †	95,387	2,651,759

	Number of shares	Value (U.S. $)

Common Stock (continued)

Industrials (continued)
Oshkosh	22,000	$971,300
PGT †	85,000	792,200
RPX †	34,000	466,820
Rush Enterprises Class A †	57,000	1,906,650
Spirit Airlines †	33,813	2,337,831
SunPower †	61,882	2,096,562
Swift Transportation †	123,089	2,582,407
Teledyne Technologies †	20,190	1,898,062
Textainer Group Holdings (Bermuda)	18,510	576,031
Thermon Group Holdings @†	47,740	1,165,811
Toro	35,000	2,073,050
TrueBlue †	107,695	2,720,376
WageWorks †	33,266	1,514,601
Watts Water Technologies Class A	54,085	3,150,451
WESCO International †	59,888	4,686,835

		118,206,861

Information Technology – 18.65%
Amber Road †	65,000	1,127,100
Amphenol Class A	28,400	2,836,024
ANSYS †	53,000	4,010,510
Atmel †	173,000	1,397,840
Bankrate †	50,000	568,000
Castlight Health Class B †	12,000	155,280
CommVault Systems †	10,000	504,000
Concur Technologies †	4,550	577,031
Constant Contact †	86,893	2,358,276
CoStar Group †	13,044	2,028,864
Dealertrack Technologies †	39,708	1,723,724
Demandware †	43,323	2,206,007
E2open †	46,000	428,260
Envestnet †	28,717	1,292,265
Exa †	27,998	315,817
ExlService Holdings †	80,000	1,952,800
F5 Networks †	17,000	2,018,580
FleetMatics Group (Ireland) †	58,471	1,783,365
FLIR Systems	55,000	1,723,700
Freescale Semiconductor †	68,610	1,339,953
Heartland Payment Systems @	61,445	2,932,155
Infinera †	152,000	1,621,840
Informatica †	90,000	3,081,600
IPG Photonics †	41,000	2,819,980
Ixia †	48,000	438,720
Lattice Semiconductor †	148,447	1,113,353
Marketo †	57,542	1,858,607

	Number of shares	Value (U.S. $)

Common Stock (continued)

Information Technology (continued)
MAXIMUS	38,034	$1,526,304
Medidata Solutions †	22,000	974,380
Nimble Storage †	49,978	1,297,929
Pandora Media †	30,000	724,800
Power Integrations	37,142	2,002,325
PTC †	60,447	2,230,494
RealPage †	36,000	558,000
Rogers †	25,000	1,369,000
Shutterstock †	30,686	2,190,367
Silicon Laboratories †	29,539	1,200,465
Solera Holdings	25,000	1,409,000
SPS Commerce †	50,000	2,657,500
Stratasys †	10,000	1,207,800
SunEdison †	93,110	1,757,917
Telogis @=	185,242	129,669
Textura †	22,265	587,796
Tyler Technologies †	30,132	2,663,669
Ultratech †	28,000	637,000
Veeva Systems Class A †	109,216	3,076,615
Verint Systems †	60,378	3,357,621
Virtusa †	153,262	5,449,997
WEX †	24,515	2,704,495
WNS Holdings ADR †	281,964	6,347,010
Yelp †	28,729	1,960,754

		92,234,558

Materials – 2.78%
Airgas	36,000	3,983,400
Caesarstone Sdot-Yam (Israel)	39,443	2,038,414
Drew Industries	45,000	1,898,550
Headwaters †	170,517	2,138,283
KapStone Paper & Packaging †	31,159	871,517
Platform Specialty Products †	113,716	2,845,174

		13,775,338

Telecommunication Services – 1.43%
Boingo Wireless †	75,000	534,750
CalAmp †	49,000	863,380
SBA Communications Class A †	19,000	2,107,100
Ubiquiti Networks †	46,396	1,741,242
Vonage Holdings †	555,000	1,820,400

		7,066,872

Total Common Stock (cost $382,470,289)		465,425,007

(continues)                                             57

Schedules of investments

Optimum Small-Mid Cap Growth Fund

	Number of shares	Value (U.S. $)

Convertible Preferred Stock – 1.76%

Cloudera@=	30,243	$655,668
DocuSign
Series B @=	1,166	18,166
Series B-1 @=	349	5,437
Series D @=	838	13,056
Series E @=	21,664	337,525
Mobileye Series F2=	129,645	6,600,292
Telogis@=	252,269	1,064,575

Total Convertible Preferred Stock (cost $2,215,955)		8,694,719

Preferred Stock – 0.47%

Apigee Series H =	256,001	778,243
Nutanix @=	40,185	484,505
Pure Storage =	36,123	539,678
Veracode Series 8 @=	30,584	508,285

Total Preferred Stock (cost $2,416,129)		2,310,711

	Principal amount°

Short-Term Investments – 3.78%

Discount Notes – 1.10%≠
Federal Home Loan Bank
0.025% 11/13/14	598,730	598,728
0.043% 11/19/14	2,986,671	2,986,659
0.077% 11/14/14	1,873,346	1,873,339

		5,458,726

Repurchase Agreements – 1.74%
Bank of America Merrill Lynch 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $3,724,627 (collateralized by U.S. government obligations 1.375%–2.375%; 1/15/17–1/15/20 market value $3,799,121)	3,724,627	3,724,627
Bank of Montreal 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $1,241,542 (collateralized by U.S. government obligations 0.375%–3.125%; 1/31/16–8/15/44 market value $1,266,374)	1,241,542	1,241,542

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $3,613,831 (collateralized by U.S. government obligations 0.125%–0.25%; 5/15/16–7/15/24 market value $3,686,108)	3,613,831	$3,613,831

		8,580,000

U.S. Treasury Obligations – 0.94%≠
U.S. Treasury Bills
0.005% 12/26/14	3,583,091	3,583,005
0.093% 11/13/14	1,060,609	1,060,597

		4,643,602

Total Short-Term Investments (cost $18,681,919)		18,682,328

Total Value of Securities – 100.09% (cost $405,784,292)		$495,112,765

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $151,208, which represents 0.03% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At Sept. 30, 2014, the aggregate value of illiquid securities was $12,705,317, which represents 2.57% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2014, the aggregate value of fair valued securities was $11,135,099, which represents 2.25% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at Sept. 30, 2014:1

Foreign Currency Exchange Contract

Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
GSC	EUR	119,712	USD	(151,244)	10/2/14	$(34)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

EUR – European Monetary Unit

GSC – Goldman Sachs International

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             59

Schedules of investments

Optimum Small-Mid Cap Value Fund

September 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 89.28%

Consumer Discretionary – 10.50%
AMC Networks Class A †	54,100	$3,160,522
Ascena Retail Group †	168,000	2,234,400
bebe stores	737,455	1,710,896
Callaway Golf	474,860	3,437,986
Christopher & Banks †	32,253	318,982
Coach	25,000	890,250
Crocs †	229,800	2,890,884
Express †	188,400	2,940,924
Finish Line Class A	59,000	1,476,770
Foot Locker	22,600	1,257,690
Hooker Furniture	143,694	2,185,586
LeapFrog Enterprises †	393,700	2,358,263
Lear	19,300	1,667,713
Life Time Fitness †	84,700	4,272,268
Lithia Motors Class A	23,400	1,771,146
Meredith	45,300	1,938,840
Pier 1 Imports	153,000	1,819,170
Rent-A-Center	59,700	1,811,895
Ruth’s Hospitality Group	135,257	1,493,237
SeaWorld Entertainment	27,500	528,825
Spartan Motors	510,538	2,384,212
Stage Stores	55,000	941,050
Staples	321,000	3,884,100
Tupperware Brands	22,900	1,581,016
Winnebago Industries †	66,143	1,439,933

		50,396,558

Energy – 7.92%
Boardwalk Pipeline Partners	100,000	1,870,000
Bonanza Creek Energy †	37,100	2,110,990
Cloud Peak Energy †	212,510	2,681,876
CONSOL Energy	74,000	2,801,640
Energy XXI (Bermuda)	203,000	2,304,050
Frank’s International (Netherlands)	91,000	1,701,700
Gulf Island Fabrication	110,875	1,907,050
Hallador Energy	162,876	1,928,452
McDermott International †	60,500	346,060
Newpark Resources †	298,403	3,712,133
Oasis Petroleum †	62,200	2,600,582
Oil States International †	21,500	1,330,850
PDC Energy †	32,800	1,649,512
Primoris Services	51,900	1,392,996
Rex Energy †	172,253	2,182,446
VAALCO Energy †	543,756	4,621,926
Warren Resources †	303,936	1,610,861

	Number of shares	Value (U.S. $)

Common Stock (continued)

Energy (continued)
Weatherford International (Switzerland) †	60,000	$1,248,000

		38,001,124

Financials – 7.73%
Alexandria Real Estate Equities	43,192	3,185,410
BankUnited	108,200	3,299,018
Cedar Realty Trust	526,776	3,107,978
Comerica	30,100	1,500,786
DiamondRock Hospitality	127,700	1,619,236
Dime Community Bancshares	208,303	2,999,563
East West Bancorp	42,900	1,458,600
First Financial Bancorp @	125,100	1,980,333
Hallmark Financial Services †	297,778	3,070,091
Inland Real Estate	143,200	1,419,112
Potlatch	48,903	1,966,390
PrivateBancorp	106,400	3,182,424
SVB Financial Group †	30,500	3,418,745
Wintrust Financial	64,900	2,899,083
XL Group (Ireland)	60,000	1,990,200

		37,096,969

Healthcare – 4.75%
CareFusion †	93,400	4,226,350
Haemonetics †	53,800	1,878,696
Hospira †	64,700	3,366,341
Integra Lifesciences Holdings †	35,200	1,747,328
Mednax †	50,800	2,784,856
Myriad Genetics †	129,400	4,990,958
Premier Class A †	44,200	1,452,412
Teleflex	22,700	2,384,408

		22,831,349

Industrials – 24.42%
Aaon	70,560	1,200,226
ACCO Brands †	328,000	2,263,200
Acuity Brands	14,800	1,742,108
Advanced Energy Industries	175,925	3,305,631
Aegion †	96,000	2,136,000
AMETEK	52,875	2,654,854
Apogee Enterprises	49,200	1,958,160
Avery Dennison	89,000	3,973,850
B/E Aerospace †	33,400	2,803,596
Beacon Roofing Supply †	50,779	1,293,849
Boise Cascade †	93,700	2,824,118
Brady Class A	58,300	1,308,252
Carlisle	30,800	2,475,704

	Number of shares	Value (U.S. $)

Common Stock (continued)

Industrials (continued)
Civeo	63,000	$731,430
Colfax †	62,900	3,583,413
Crane	33,300	2,104,893
Diana Shipping (Greece) †	347,100	3,103,074
Dover	51,700	4,153,061
Encore Wire	59,397	2,203,035
Energizer Holdings	30,200	3,720,942
Ennis	166,790	2,196,624
Federal Signal	27,000	357,480
FreightCar America	132,372	4,407,988
Graham	80,803	2,323,086
Granite Construction	115,171	3,663,590
Harsco	136,000	2,911,760
Houston Wire & Cable	123,061	1,474,271
Hubbell Class B	21,200	2,555,236
IDEX	20,200	1,461,874
Joy Global	69,800	3,806,892
Kennametal	86,800	3,585,708
Knoll	243,724	4,218,862
ManpowerGroup	22,600	1,584,260
McGrath RentCorp	95,476	3,265,279
PerkinElmer	33,500	1,460,600
Robert Half International	30,800	1,509,200
Rush Enterprises Class A †	70,600	2,361,570
Stanley Black & Decker	46,000	4,084,340
Timken	62,500	2,649,375
Trex †	40,800	1,410,456
TrueBlue †	185,900	4,695,834
Tyco International (Switzerland)	15,400	686,378
U.S. Ecology	45,348	2,120,472
Watts Water Technologies Class A	48,801	2,842,658
WESCO International †	46,800	3,662,568
Woodward	50,100	2,385,762

		117,221,519

Information Technology – 19.00%
Amdocs	86,000	3,945,680
AVG Technologies (Netherlands) †	209,200	3,468,536
Broadridge Financial Solutions	71,500	2,976,545
Brooks Automation	175,500	1,844,505
Cardtronics †	110,000	3,872,000
Checkpoint Systems †	134,600	1,646,158
Diebold	23,500	830,020
Diodes †	23,000	550,160
Equifax	45,297	3,385,498

	Number of shares	Value (U.S. $)

Common Stock (continued)

Information Technology (continued)
Fairchild Semiconductor International †	324,500	$5,039,485
Flextronics International †	582,000	6,006,240
FLIR Systems	71,200	2,231,408
Harris	16,100	1,069,040
Henry (Jack) & Associates	26,200	1,458,292
IAC/InterActiveCorp	63,500	4,184,650
Infineon Technologies (Germany)	100,000	1,034,858
Ingram Micro Class A †	126,000	3,252,060
j2 Global	61,200	3,020,832
Jabil Circuit	191,000	3,852,470
KEMET †	220,000	906,400
Mercury Systems †	174,629	1,922,665
Methode Electronics	105,540	3,891,260
Micrel	308,111	3,706,575
ModusLink Global Solutions †	190,848	681,327
ON Semiconductor †	269,200	2,406,648
Plexus †	112,302	4,147,313
Rudolph Technologies †	244,342	2,211,295
ScanSource †	71,636	2,477,889
Silicon Image †	592,018	2,983,771
Synaptics †	32,975	2,413,770
Teradyne	192,100	3,724,819
Unisys †	164,287	3,845,959
Vishay Intertechnology	106,200	1,517,598
Xcerra †	70,300	688,237

		91,193,963

Materials – 12.88%
Allegheny Technologies	57,000	2,114,700
Ashland	25,100	2,612,910
Cabot	44,000	2,233,880
Carpenter Technology	62,000	2,799,300
Celanese Class A	14,500	848,540
Chemtura †	83,000	1,936,390
Deltic Timber	40,378	2,516,357
Eastman Chemical	46,600	3,769,474
Fuller (H.B.)	59,000	2,342,300
Intrepid Potash †	224,400	3,466,980
KMG Chemicals	218,001	3,549,056
Landec †	270,234	3,310,367
MeadWestvaco	20,600	843,364
Minerals Technologies	65,800	4,060,518
Olympic Steel	140,161	2,883,112
Owens-Illinois †	97,000	2,526,850
PolyOne	119,000	4,234,020

(continues)                                             61

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Materials (continued)
Rock-Tenn Class A	32,400	$1,541,592
Rockwood Holdings	42,700	3,264,415
Sealed Air	101,000	3,522,880
Sonoco Products	77,600	3,048,904
Stillwater Mining †	229,056	3,442,712
Xerium Technologies †	67,500	986,175

		61,854,796

Telecommunication Services – 1.30%
Arris Group †	110,400	3,130,392
Vonage Holdings †	942,600	3,091,728

		6,222,120

Utilities – 0.78%
New Jersey Resources	15,200	767,752
Questar	133,800	2,982,402

		3,750,154

Total Common Stock (cost $351,167,340)		428,568,552

	Principal amount°

Short-Term Investments – 11.14%

Discount Notes – 5.45%≠
Federal Home Loan Bank
0.025% 11/13/14	3,112,676	3,112,664
0.043% 11/19/14	15,614,201	15,614,138
0.077% 11/14/14	7,416,302	7,416,272

		26,143,074

Repurchase Agreements – 3.37%
Bank of America Merrill Lynch 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $7,031,209 (collateralized by U.S. government obligations 1.375%-2.375%; 1/15/17-1/15/20 market value $7,171,836)	7,031,209	7,031,209

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
Bank of Montreal 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $2,343,737 (collateralized by U.S. government obligations 0.375%-3.125%; 1/31/16-8/15/44 market value $2,390,612)	2,343,736	$2,343,737
BNP Paribas 0.00%, dated 9/30/14, to be repurchased on 10/1/14, repurchase price $6,822,054 (collateralized by U.S. government obligations 0.125%-0.25%; 5/15/16-7/15/24 market value $6,958,496)	6,822,054	6,822,054

		16,197,000

U.S. Treasury Obligations – 2.32%≠
U.S. Treasury Bills
0.005% 12/26/14	8,212,698	8,212,501
0.093% 11/13/14	2,930,712	2,930,676

		11,143,177

Total Short-Term Investments (cost $53,481,460)		53,483,251

Total Value of Securities – 100.42% (cost $404,648,800)		$482,051,803

@	Illiquid security. At Sept. 30, 2014, the aggregate value of illiquid securities was $1,980,333, which represents 0.41% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Optimum Fund Trust

September 30, 2014 (Unaudited)

	Optimum Fixed Income	Optimum International	Optimum Large Cap	Optimum Large Cap	Optimum Small-Mid Cap	Optimum Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Assets:
Investments, at value[1,2]	$1,883,383,296	$653,692,809	$1,309,089,937	$1,235,774,208	$476,430,437	$428,568,552
Short-term investments, at value[3]	192,384,316	8,998,250	39,788,535	39,887,047	18,682,328	53,483,251
Short-term investments held as collateral for loaned securities, at value[4]	—	56,713,943	—	—	—	—
Cash collateral due from brokers	3,548,449	—	—	—	—	—
Foreign currencies, at value[5]	3,474,150	1,527,023	—	15,111	—	30,314
Cash	2,602,687	2,970,514	353,196	222,009	85,988	314,681
Receivable for securities sold	93,144,364	4,717,039	8,877,147	1,945,488	2,173,062	531,646
Dividends and interest receivable	13,898,346	1,193,894	500,764	1,625,073	139,348	268,817
Receivable for fund shares sold	5,151,306	1,630,900	2,414,810	2,434,204	1,059,533	1,077,841
Swap interest receivable	16,526	—	—	—	—	—
Securities lending income receivable	—	59,161	—	—	—	—
Unrealized gain on foreign currency exchange contracts	8,960,124	2,399,338	536	—	—	—
Unrealized gain on interest rate swap contracts	858,316	—	—	—	—	—
Unrealized gain on credit default swap contracts	162,619	—	—	—	—	—
Upfront payments received on credit default swap contracts	116,782	—	—	—	—	—
Other assets	824	—	—	—	—	—

Total assets	2,207,702,105	733,902,871	1,361,024,925	1,281,903,140	498,570,696	484,275,102

Liabilities:
Securities sold short, at value[6]	2,157,812	—	—	—	—	—
Options written, at value[7]	826,065	—	—	—	—	—
Payable for securities purchased	295,971,598	3,948,624	11,492,608	4,780,447	3,057,120	3,407,846
Payable for fund shares redeemed	533,596	209,906	612,884	507,526	192,193	186,839
Swap interest payable	273,170	—	—	—	—	—
Variation margin due to broker on futures contracts	109,189	—	—	—	—	—
Cash collateral due to brokers	—	50,000	—	—	—	—
Obligation to return securities lending collateral	—	56,713,943	—	—	—	—
Investment management fees payable	844,547	429,729	824,195	742,229	384,349	374,878
Other affiliates payable	626,477	220,808	472,108	448,460	160,888	156,808
Other accrued expenses	382,020	158,766	231,692	206,140	86,028	89,201
Trustees’ fees and expenses payable	34,651	12,423	24,945	23,578	9,179	8,975
Unrealized loss on interest rate swap contracts	1,462,985	—	—	—	—	—
Unrealized loss on foreign currency exchange contracts	1,136,625	1,475,686	—	—	34	—
Upfront payments paid on interest rate swap contracts	893,460	—	—	—	—	—
Unrealized loss on credit default swap contracts	197,839	—	—	—	—	—
Upfront payments paid on credit default swap contracts	82,493	—	—	—	—	—
Other liabilities	—	389,391	—	—	—	—

Total liabilities	305,532,527	63,609,276	13,658,432	6,708,380	3,889,791	4,224,547

Total Net Assets	$1,902,169,578	$670,293,595	$1,347,366,493	$1,275,194,760	$494,680,905	$480,050,555

(continues)                                             63

Statements of assets and liabilities

Optimum Fund Trust

	Optimum Fixed Income	Optimum International	Optimum Large Cap	Optimum Large Cap	Optimum Small-Mid Cap	Optimum Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Net Assets Consist of:
Paid-in capital	$1,875,191,473	$658,832,999	$1,039,472,432	$1,019,659,419	$377,601,528	$387,242,801
Undistributed (accumulated) net investment income (loss)	25,276,690	4,369,404	(1,768,262)	6,030,370	(2,316,281)	(983,699)
Accumulated net realized gain (loss)	(21,262,756)	(7,894,809)	70,878,007	(51,172,616)	30,067,219	16,390,218
Net unrealized appreciation of investments, foreign currencies, and derivatives	22,964,171	14,986,001	238,784,316	300,677,587	89,328,439	77,401,235

Total Net Assets	$1,902,169,578	$670,293,595	$1,347,366,493	$1,275,194,760	$494,680,905	$480,050,555

Net Asset Value
Class A:
Net assets	$43,334,566	$10,631,977	$39,902,663	$36,923,505	$6,635,632	$5,495,134
Shares of beneficial interest outstanding, unlimited authorization, no par	4,500,778	882,229	2,411,781	2,355,252	449,369	400,854
Net asset value per share	$9.63	$12.05	$16.54	$15.68	$14.77	$13.71
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.08	$12.79	$17.55	$16.64	$15.67	$14.55

Class B:
Net assets	$229,279	$76,060	$294,114	$270,462	$48,956	$46,874
Shares of beneficial interest outstanding, unlimited authorization, no par	23,798	6,430	19,234	17,374	3,593	3,709
Net asset value per share	$9.63	$11.83	$15.29	$15.57	$13.63	$12.64

Class C:
Net assets	$165,352,570	$36,735,561	$131,707,093	$123,565,170	$21,670,375	$19,249,649
Shares of beneficial interest outstanding, unlimited authorization, no par	17,227,673	3,120,703	8,676,559	7,973,025	1,611,071	1,544,095
Net asset value per share	$9.60	$11.77	$15.18	$15.50	$13.45	$12.47

Institutional Class:
Net assets	$1,693,253,163	$622,849,997	$1,175,462,623	$1,114,435,623	$466,325,942	$455,258,898
Shares of beneficial interest outstanding, unlimited authorization, no par	175,812,668	51,302,272	68,252,510	70,906,285	30,150,891	31,746,570
Net asset value per share	$9.63	$12.14	$17.22	$15.72	$15.47	$14.34

[1]Investments, at cost	$1,865,133,357	$639,198,204	$1,070,306,168	$935,080,866	$387,102,373	$351,167,340
[2]Including securities on loan	—	52,923,196	—		—	—
[3]Short-term investments, at cost	192,378,362	8,997,831	39,787,220	39,886,727	18,681,919	53,481,460
[4]Short-term investments held as collateral for loaned securities, at cost	—	56,713,943	—	—	—	—
[5]Foreign currencies, at cost	2,652,486	1,534,443	—	15,172	—	32,083
[6]Securities sold short, at cost	(2,155,314)	—	—	—	—	—
[7]Options written, at cost	(483,993)	—	—	—	—	—

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Optimum Fund Trust

Six months ended September 30, 2014 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$31,856,322	$3,302	$7,837	$7,951	$3,670	$12,058
Dividends	382,313	8,693,217	6,055,616	13,494,272	1,202,955	2,469,472
Securities lending income	—	487,758	—	—	—	—
Foreign tax withheld	(1,290)	(762,444)	(33,009)	(74,627)	(483)	(1,508)

	32,237,345	8,421,833	6,030,444	13,427,596	1,206,142	2,480,022

Expenses:
Management fees	4,984,244	2,566,447	4,752,175	4,355,836	2,665,166	2,455,520
Distribution expenses — Class A	54,952	14,014	49,642	47,029	8,641	7,409
Distribution expenses — Class B	2,283	844	2,988	2,794	517	470
Distribution expenses — Class C	828,606	190,872	650,931	625,689	111,272	102,405
Dividend disbursing and transfer agent fees and expenses	1,841,046	676,400	1,292,196	1,250,153	491,673	493,755
Administration expenses	828,777	380,839	635,839	621,145	290,625	291,278
Accounting fees	334,610	122,427	233,845	224,482	88,565	88,730
Custodian fees	88,975	99,589	36,971	37,621	23,654	10,428
Trustees’ fees and expenses	83,170	30,098	58,883	56,795	22,515	22,146
Reports and statements to shareholders	80,914	32,356	102,818	60,758	24,589	27,419
Professional fees	72,231	31,723	46,299	44,280	24,843	24,601
Registration fees	65,935	53,572	59,764	49,888	37,579	47,503
Pricing fees	39,184	3,741	621	503	545	409
Insurance	20,088	4,590	12,053	11,609	5,201	5,006
Tax services	633	18,649	867	98	590	239
Other	8,427	4,836	6,084	6,199	3,923	4,264

	9,334,075	4,230,997	7,941,976	7,394,879	3,799,898	3,581,582
Less expenses waived	—	—	(4,454)	(5,879)	(276,879)	(117,299)
Less waived distribution expenses — Class B	(1,712)	(633)	(2,241)	(2,096)	(388)	(352)
Less expense paid indirectly	(198)	(197)	(210)	(210)	(208)	(210)

Total operating expenses	9,332,165	4,230,167	7,935,071	7,386,694	3,522,423	3,463,721

Net Investment Income (Loss)	22,905,180	4,191,666	(1,904,627)	6,040,902	(2,316,281)	(983,699)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,436,733	7,590,927	74,766,974	18,151,233	30,375,440	16,793,961
Foreign currencies	(2,230,053)	(312,363)	7,027	3,833	(169)	—
Foreign currency exchange contracts	(2,685,428)	344,126	(6,794)	(4,976)	16	—
Futures contracts	(1,547,606)	—	—	—	—	—
Options written	425,900	—	—	—	—	—
Swap contracts	(6,126,138)	—	—	—	—	—

Net realized gain	273,408	7,622,690	74,767,207	18,150,090	30,375,287	16,793,961

Net change in unrealized appreciation (depreciation) of:
Investments*	(7,822,410)	(39,622,728)	11,064,955	6,258,112	(36,203,687)	(38,660,657)
Foreign currencies	(286,027)	(1,506)	(1,820)	(20,488)	—	(2,749)
Foreign currency exchange contracts	10,882,980	1,877,717	819	—	(34)	—
Futures contracts	23,107	—	—	—	—	—
Options written	(728,856)	—	—	—	—	—
Swap contracts	3,992,381	—	—	—	—	—

Net change in unrealized appreciation (depreciation)	6,061,175	(37,746,517)	11,063,954	6,237,624	(36,203,721)	(38,663,406)

Net Realized and Unrealized Gain (Loss)	6,334,583	(30,123,827)	85,831,161	24,387,714	(5,828,434)	(21,869,445)

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,239,763	$(25,932,161)	$83,926,534	$30,428,616	$(8,144,715)	$(22,853,144)

*Includes $389,391 capital gain taxes accrued for Optimum International Fund.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             65

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six months ended 9/30/14 (Unaudited)	Year ended 3/31/14	Six months ended 9/30/14 (Unaudited)	Year ended 3/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$22,905,180	$38,401,260	$4,191,666	$8,022,731
Net realized gain (loss)	273,408	(23,489,916)	7,622,690	42,282,307
Net change in unrealized appreciation (depreciation)	6,061,175	(30,870,111)	(37,746,517)	28,055,700

Net increase (decrease) in net assets resulting from operations	29,239,763	(15,958,767)	(25,932,161)	78,360,738

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(299,300)	(607,560)	(34,749)	(71,136)
Class B	(3,454)	(10,243)	(616)	(2,198)
Class C	(841,487)	(1,279,141)	—	(128,217)
Institutional Class	(11,888,174)	(25,186,612)	(2,284,475)	(5,108,799)

Net realized gain:
Class A	—	(117,055)	—	—
Class B	—	(3,398)	—	—
Class C	—	(446,725)	—	—
Institutional Class	—	(3,834,085)	—	—

	(13,032,415)	(31,484,819)	(2,319,840)	(5,310,350)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,432,264	9,525,104	860,772	1,958,772
Class B	20,913	113,873	6,442	19,764
Class C	14,318,501	34,709,090	2,743,737	6,035,603
Institutional Class	282,801,079	500,376,862	97,206,572	166,107,011

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	298,920	703,966	34,430	70,139
Class B	3,454	12,872	616	2,114
Class C	841,487	1,701,326	—	125,977
Institutional Class	11,887,252	28,740,751	2,283,785	5,073,768

	314,603,870	575,883,844	103,136,354	179,393,148

Cost of shares redeemed:
Class A	(5,045,153)	(6,935,320)	(1,077,899)	(1,707,398)
Class B	(308,229)	(779,341)	(126,906)	(283,253)
Class C	(12,305,535)	(25,916,378)	(2,296,361)	(4,922,840)
Institutional Class	(125,240,466)	(275,846,637)	(39,556,159)	(75,350,955)

	(142,899,383)	(309,477,676)	(43,057,325)	(82,264,446)

Increase in net assets derived from capital share transactions	171,704,487	266,406,168	60,079,029	97,128,702

Net Increase in Net Assets	187,911,835	218,962,582	31,827,028	170,179,090

Net Assets:
Beginning of period	1,714,257,743	1,495,295,161	638,466,567	468,287,477

End of period	$1,902,169,578	$1,714,257,743	$670,293,595	$638,466,567

Undistributed net investment income	$25,276,690	$15,403,925	$4,369,404	$2,497,578

See accompanying notes, which are an integral part of the financial statements.

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six months ended 9/30/14 (Unaudited)	Year ended 3/31/14	Six months ended 9/30/14 (Unaudited)	Year ended 3/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,904,627)	$(4,499,020)	$6,040,902	$13,154,681
Net realized gain	74,767,207	163,571,786	18,150,090	67,075,662
Net change in unrealized appreciation	11,063,954	71,142,639	6,237,624	105,214,396

Net increase in net assets resulting from operations	83,926,534	230,215,405	30,428,616	185,444,739

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	(167,314)	(236,189)
Class B	—	—	(2,891)	(1,805)
Class C	—	—	(339,583)	(82,417)
Institutional Class	—	(149,730)	(5,343,957)	(8,692,742)

Net realized gain:
Class A	(2,111,836)	(3,780,983)	—	—
Class B	(39,437)	(124,078)	—	—
Class C	(7,533,773)	(13,379,555)	—	—
Institutional Class	(56,492,621)	(88,348,179)	—	—

	(66,177,667)	(105,782,525)	(5,853,745)	(9,013,153)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,454,770	4,278,699	2,377,980	4,044,375
Class B	46	—	—	1,935
Class C	6,231,579	12,295,792	6,184,269	12,080,730
Institutional Class	157,671,457	260,083,733	160,890,142	257,308,753

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,092,389	3,742,628	165,696	233,521
Class B	39,437	122,957	2,891	1,804
Class C	7,529,462	13,354,876	339,259	82,351
Institutional Class	56,464,419	88,289,266	5,341,296	8,665,410

	232,483,559	382,167,951	175,301,533	282,418,879

Cost of shares redeemed:
Class A	(4,137,685)	(7,683,829)	(3,675,532)	(6,111,227)
Class B	(436,965)	(1,035,685)	(401,198)	(977,280)
Class C	(10,013,263)	(26,676,702)	(8,773,628)	(20,860,221)
Institutional Class	(81,925,134)	(156,532,584)	(75,873,509)	(143,870,889)

	(96,513,047)	(191,928,800)	(88,723,867)	(171,819,617)

Increase in net assets derived from capital share transactions	135,970,512	190,239,151	86,577,666	110,599,262

Net Increase in Net Assets	153,719,379	314,672,031	111,152,537	287,030,848

Net Assets:
Beginning of period	1,193,647,114	878,975,083	1,164,042,223	877,011,375

End of period	$1,347,366,493	$1,193,647,114	$1,275,194,760	$1,164,042,223

Undistributed (accumulated) net investment income (loss)	$(1,768,262)	$136,365	$6,030,370	$5,843,213

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             67

Statements of changes in net assets

Optimum Fund Trust

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months		Six months
	ended		ended
	9/30/14	Year ended	9/30/14	Year ended
	(Unaudited)	3/31/14	(Unaudited)	3/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,316,281)	$(4,227,467)	$(983,699)	$(1,594,905)
Net realized gain	30,375,287	41,798,567	16,793,961	36,556,718
Net change in unrealized appreciation (depreciation)	(36,203,721)	41,735,963	(38,663,406)	45,343,172

Net increase (decrease) in net assets resulting from operations	(8,144,715)	79,307,063	(22,853,144)	80,304,985

Dividends and Distributions to Shareholders from:
Net investment income:
Institutional Class	—	—	—	(92,035)

Net realized gain:
Class A	(240,591)	(705,607)	(202,491)	(661,267)
Class B	(4,518)	(25,053)	(3,938)	(24,770)
Class C	(854,331)	(2,430,254)	(768,324)	(2,497,276)
Institutional Class	(15,142,235)	(36,720,711)	(14,909,859)	(39,680,287)

	(16,241,675)	(39,881,625)	(15,884,612)	(42,955,635)

Capital Share Transactions:
Proceeds from shares sold:
Class A	426,935	863,138	357,745	566,977
Class C	1,128,485	2,312,977	937,134	1,599,572
Institutional Class	69,881,518	114,271,501	69,984,185	113,886,038

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	238,053	698,439	200,820	651,876
Class B	4,518	24,611	3,938	23,763
Class C	853,827	2,419,840	767,676	2,480,011
Institutional Class	15,135,638	36,468,070	14,903,324	39,475,438

	87,668,974	157,058,576	87,154,822	158,683,675

Cost of shares redeemed:
Class A	(817,380)	(1,464,584)	(645,064)	(1,379,142)
Class B	(74,790)	(181,096)	(60,967)	(162,113)
Class C	(1,565,152)	(4,796,730)	(1,512,132)	(4,715,105)
Institutional Class	(32,829,629)	(72,394,143)	(32,578,937)	(68,108,979)

	(35,286,951)	(78,836,553)	(34,797,100)	(74,365,339)

Increase in net assets derived from capital share transactions	52,382,023	78,222,023	52,357,722	84,318,336

Net Increase in Net Assets	27,995,633	117,647,461	13,619,966	121,667,686

Net Assets:
Beginning of period	466,685,272	349,037,811	466,430,589	344,762,903

End of period	$494,680,905	$466,685,272	$480,050,555	$466,430,589

Accumulated net investment loss	$(2,316,281)	$—	$(983,699)	$—

See accompanying notes, which are an integral part of the financial statements.

Financial Highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
	(Unaudited)

Net asset value, beginning of period	$9.540	$9.850	$9.710	$9.550	$9.290	$7.750

Income (loss) from investment operations:
Net investment income[2]	0.114	0.213	0.225	0.293	0.391	0.661
Net realized and unrealized gain (loss)	0.042	(0.353)	0.302	0.338	0.247	1.482

Total from investment operations	0.156	(0.140)	0.527	0.631	0.638	2.143

Less dividends and distributions from:
Net investment income	(0.066)	(0.142)	(0.172)	(0.342)	(0.378)	(0.603)
Net realized gain	—	(0.028)	(0.215)	(0.129)	—	—

Total dividends and distributions	(0.066)	(0.170)	(0.387)	(0.471)	(0.378)	(0.603)

Net asset value, end of period	$9.630	$9.540	$9.850	$9.710	$9.550	$9.290

Total return[3]	1.64%	(1.40% )	5.47%	6.71%	7.01%	28.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,335	$43,241	$41,210	$40,620	$39,758	$40,808
Ratio of expenses to average net assets	1.17%	1.31%	1.35%	1.35%	1.35%	1.31%
Ratio of expenses to average net assets prior to fees waived	1.17%	1.34%	1.40%	1.44%	1.46%	1.48%
Ratio of net investment income to average net assets	2.35%	2.24%	2.27%	3.01%	4.10%	7.49%
Ratio of net investment income to average net assets prior to fees waived	2.35%	2.21%	2.22%	2.92%	3.99%	7.32%
Portfolio turnover	291%	323% [4]	208%	211%	273%	134%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ‘s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             69

Financial Highlights

Optimum Fixed Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
	(Unaudited)

Net asset value, beginning of period	$9.550	$9.840	$9.700	$9.540	$9.280	$7.750

Income (loss) from investment operations:
Net investment income[2]	0.114	0.189	0.161	0.229	0.328	0.604
Net realized and unrealized gain (loss)	0.032	(0.345)	0.302	0.340	0.248	1.486

Total from investment operations	0.146	(0.156)	0.463	0.569	0.576	2.090

Less dividends and distributions from:
Net investment income	(0.066)	(0.106)	(0.108)	(0.280)	(0.316)	(0.560)
Net realized gain	—	(0.028)	(0.215)	(0.129)	—	—

Total dividends and distributions	(0.066)	(0.134)	(0.323)	(0.409)	(0.316)	(0.560)

Net asset value, end of period	$9.630	$9.550	$9.840	$9.700	$9.540	$9.280

Total return[3]	1.53%	(1.57% )	4.69%	6.15%	6.32%	27.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$229	$508	$1,203	$3,056	$4,714	$5,587
Ratio of expenses to average net assets	1.17%	1.57%	2.00%	2.00%	2.00%	1.96%
Ratio of expenses to average net assets prior to fees waived	1.92%	2.02%	2.05%	2.09%	2.11%	2.13%
Ratio of net investment income to average net assets	2.35%	1.98%	1.62%	2.36%	3.45%	6.84%
Ratio of net investment income to average net assets prior to fees waived	1.60%	1.53%	1.57%	2.27%	3.34%	6.67%
Portfolio turnover	291%	323% [4]	208%	211%	273%	134%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ‘s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
	(Unaudited)

Net asset value, beginning of period	$9.530	$9.840	$9.710	$9.540	$9.280	$7.760

Income (loss) from investment operations:
Net investment income[2]	0.077	0.148	0.161	0.229	0.329	0.604
Net realized and unrealized gain (loss)	0.042	(0.351)	0.292	0.350	0.247	1.476

Total from investment operations	0.119	(0.203)	0.453	0.579	0.576	2.080

Less dividends and distributions from:
Net investment income	(0.049)	(0.079)	(0.108)	(0.280)	(0.316)	(0.560)
Net realized gain	—	(0.028)	(0.215)	(0.129)	—	—

Total dividends and distributions	(0.049)	(0.107)	(0.323)	(0.409)	(0.316)	(0.560)

Net asset value, end of period	$9.600	$9.530	$9.840	$9.710	$9.540	$9.280

Total return[3]	1.25%	(2.06% )	4.69%	6.15%	6.32%	27.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$165,353	$161,353	$155,728	$154,778	$159,759	$170,214
Ratio of expenses to average net assets	1.92%	1.99%	2.00%	2.00%	2.00%	1.96%
Ratio of expenses to average net assets prior to fees waived	1.92%	2.02%	2.05%	2.09%	2.11%	2.13%
Ratio of net investment income to average net assets	1.60%	1.56%	1.62%	2.36%	3.45%	6.84%
Ratio of net investment income to average net assets prior to fees waived	1.60%	1.53%	1.57%	2.27%	3.34%	6.67%
Portfolio turnover	291%	323% [4]	208%	211%	273%	134%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ‘s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             71

Financial Highlights

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
	(Unaudited)

Net asset value, beginning of period	$9.540	$9.850	$9.710	$9.550	$9.290	$7.740

Income (loss) from investment operations:
Net investment income[2]	0.126	0.244	0.260	0.327	0.424	0.692
Net realized and unrealized gain (loss)	0.036	(0.350)	0.301	0.338	0.247	1.484

Total from investment operations	0.162	(0.106)	0.561	0.665	0.671	2.176

Less dividends and distributions from:
Net investment income	(0.072)	(0.176)	(0.206)	(0.376)	(0.411)	(0.626)
Net realized gain	—	(0.028)	(0.215)	(0.129)	—	—

Total dividends and distributions	(0.072)	(0.204)	(0.421)	(0.505)	(0.411)	(0.626)

Net asset value, end of period	$9.630	$9.540	$9.850	$9.710	$9.550	$9.290

Total return[3]	1.70%	(1.05% )	5.72%	7.20%	7.39%	28.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,693,253	$1,509,156	$1,297,154	$1,014,595	$791,984	$579,694
Ratio of expenses to average net assets	0.92%	0.99%	1.00%	1.00%	1.00%	0.96%
Ratio of expenses to average net assets prior to fees waived	0.92%	1.02%	1.05%	1.09%	1.11%	1.13%
Ratio of net investment income to average net assets	2.60%	2.56%	2.62%	3.36%	4.45%	7.84%
Ratio of net investment income to average net assets prior to fees waived	2.60%	2.53%	2.57%	3.27%	4.34%	7.67%
Portfolio turnover	291%	323% [4]	208%	211%	273%	134%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ‘s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
	(Unaudited)

Net asset value, beginning of period	$12.570	$10.970	$10.420	$11.200	$10.340	$7.010

Income (loss) from investment operations:
Net investment income[2]	0.067	0.142	0.185	0.192	0.129	0.124
Net realized and unrealized gain (loss)	(0.548)	1.540	0.620	(0.790)	0.887	3.366

Total from investment operations	(0.481)	1.682	0.805	(0.598)	1.016	3.490

Less dividends and distributions from:
Net investment income	(0.039)	(0.082)	(0.255)	(0.182)	(0.156)	(0.160)

Total dividends and distributions	(0.039)	(0.082)	(0.255)	(0.182)	(0.156)	(0.160)

Net asset value, end of period	$12.050	$12.570	$10.970	$10.420	$11.200	$10.340

Total return[3]	(3.84% )	15.31%	8.10%	(5.30% )	10.19%	50.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,632	$11,277	$9,553	$9,318	$11,189	$12,082
Ratio of expenses to average net assets	1.45%	1.68%	1.75%	1.75%	1.75%	1.75%
Ratio of expenses to average net assets prior to fees waived	1.45%	1.68%	1.84%	1.84%	1.88%	1.94%
Ratio of net investment income to average net assets	1.06%	1.20%	1.81%	1.84%	1.26%	1.30%
Ratio of net investment income to average net assets prior to fees waived	1.06%	1.20%	1.72%	1.75%	1.13%	1.11%
Portfolio turnover	40%	126%	70%	50%	95%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             73

Financial Highlights

Optimum International Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
	(Unaudited)

Net asset value, beginning of period	$12.340	$10.760	$10.220	$10.940	$10.100	$6.880

Income (loss) from investment operations:
Net investment income[2]	0.065	0.137	0.115	0.122	0.061	0.064
Net realized and unrealized gain (loss)	(0.536)	1.510	0.617	(0.773)	0.875	3.304

Total from investment operations	(0.471)	1.647	0.732	(0.651)	0.936	3.368

Less dividends and distributions from:
Net investment income	(0.039)	(0.067)	(0.192)	(0.069)	(0.096)	(0.148)

Total dividends and distributions	(0.039)	(0.067)	(0.192)	(0.069)	(0.096)	(0.148)

Net asset value, end of period	$11.830	$12.340	$10.760	$10.220	$10.940	$10.100

Total return[3]	(3.83% )	15.37%	7.38%	(5.94% )	9.49%	49.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76	$199	$412	$1,139	$1,868	$2,243
Ratio of expenses to average net assets	1.45%	1.69%	2.40%	2.40%	2.40%	2.40%
Ratio of expenses to average net assets prior to fees waived	2.20%	2.36%	2.49%	2.49%	2.53%	2.59%
Ratio of net investment income to average net assets	1.06%	1.19%	1.16%	1.19%	0.61%	0.65%
Ratio of net investment income to average net assets prior to fees waived	0.31%	0.52%	1.07%	1.10%	0.48%	0.46%
Portfolio turnover	40%	126%	70%	50%	95%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
	(Unaudited)

Net asset value, beginning of period	$12.290	$10.760	$10.230	$10.950	$10.100	$6.890

Income (loss) from investment operations:
Net investment income[2]	0.019	0.061	0.116	0.122	0.061	0.064
Net realized and unrealized gain (loss)	(0.539)	1.512	0.606	(0.773)	0.885	3.294

Total from investment operations	(0.520)	1.573	0.722	(0.651)	0.946	3.358

Less dividends and distributions from:
Net investment income	—	(0.043)	(0.192)	(0.069)	(0.096)	(0.148)

Total dividends and distributions	—	(0.043)	(0.192)	(0.069)	(0.096)	(0.148)

Net asset value, end of period	$11.770	$12.290	$10.760	$10.230	$10.950	$10.100

Total return[3]	(4.23% )	14.56%	7.37%	(5.94% )	9.59%	49.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,736	$37,893	$32,064	$32,995	$39,762	$43,260
Ratio of expenses to average net assets	2.20%	2.36%	2.40%	2.40%	2.40%	2.40%
Ratio of expenses to average net assets prior to fees waived	2.20%	2.36%	2.49%	2.49%	2.53%	2.59%
Ratio of net investment income to average net assets	0.31%	0.52%	1.16%	1.19%	0.61%	0.65%
Ratio of net investment income to average net assets prior to fees waived	0.31%	0.52%	1.07%	1.10%	0.48%	0.46%
Portfolio turnover	40%	126%	70%	50%	95%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             75

Financial Highlights

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
	(Unaudited)

Net asset value, beginning of period	$12.660	$11.050	$10.490	$11.300	$10.430	$7.050

Income (loss) from investment operations:
Net investment income[2]	0.083	0.182	0.223	0.229	0.168	0.157
Net realized and unrealized gain (loss)	(0.556)	1.551	0.627	(0.793)	0.887	3.393

Total from investment operations	(0.473)	1.733	0.850	(0.564)	1.055	3.550

Less dividends and distributions from:
Net investment income	(0.047)	(0.123)	(0.290)	(0.246)	(0.185)	(0.170)

Total dividends and distributions	(0.047)	(0.123)	(0.290)	(0.246)	(0.185)	(0.170)

Net asset value, end of period	$12.140	$12.660	$11.050	$10.490	$11.300	$10.430

Total return[3]	(3.76% )	15.79%	8.41%	(4.93% )	10.55%	50.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$622,850	$589,098	$426,258	$252,539	$226,512	$146,156
Ratio of expenses to average net assets	1.20%	1.36%	1.40%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.20%	1.36%	1.49%	1.49%	1.53%	1.59%
Ratio of net investment income to average net assets	1.31%	1.52%	2.16%	2.19%	1.61%	1.65%
Ratio of net investment income to average net assets prior to fees waived	1.31%	1.52%	2.07%	2.10%	1.48%	1.46%
Portfolio turnover	40%	126%	70%	50%	95%	91%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	9/30/14[1]	3/31/14	3/31/13	3/31/12		3/31/11		3/31/10
	(Unaudited)

Net asset value, beginning of period	$16.390	$14.530	$13.480	$12.430		$10.640		$6.990

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.036)	(0.099)	0.014	(0.040)		(0.062)		(0.025)
Net realized and unrealized gain	1.088	3.631	1.042	1.090		1.852		3.675

Total from investment operations	1.052	3.532	1.056	1.050		1.790		3.650

Less dividends and distributions from:
Net investment income	—	—	(0.006)	—		—		—
Net realized gain	(0.902)	(1.672)	—	—		—		—

Total dividends and distributions	(0.902)	(1.672)	(0.006)	—		—		—

Net asset value, end of period	$16.540	$16.390	$14.530	$13.480		$12.430		$10.640

Total return[3]	6.64%	25.17%	7.76%	8.45%		16.82%		52.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,903	$39,044	$34,182	$34,170		$35,359		$36,288
Ratio of expenses to average net assets	1.38%	1.54%	1.60%	1.61%		1.61%		1.61%
Ratio of expenses to average net assets prior to fees waived	1.38%	1.55%	1.63%	1.64%		1.64%		1.66%
Ratio of net investment income (loss) to average net assets	(0.44% )	(0.62% )	0.10%	(0.34%	)	(0.57%	)	(0.28%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.44% )	(0.63% )	0.07%	(0.37%	)	(0.60%	)	(0.33%	)
Portfolio turnover	40%	98%	102%	89%		117%		145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             77

Financial Highlights

Optimum Large Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1]
		Year ended
		3/31/14	3/31/13		3/31/12		3/31/11		3/31/10
	(Unaudited)

Net asset value, beginning of period	$15.210	$13.630	$12.730		$11.820		$10.180		$6.730

Income (loss) from investment operations:
Net investment loss[2]	(0.033)	(0.154)	(0.068)		(0.112)		(0.127)		(0.081)
Net realized and unrealized gain	1.015	3.406	0.968		1.022		1.767		3.531

Total from investment operations	0.982	3.252	0.900		0.910		1.640		3.450

Less dividends and distributions from:
Net realized gain	(0.902)	(1.672)	—		—		—		—

Total dividends and distributions	(0.902)	(1.672)	—		—		—		—

Net asset value, end of period	$15.290	$15.210	$13.630		$12.730		$11.820		$10.180

Total return[3]	6.69%	24.67%	7.07%		7.70%		16.11%		51.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$294	$686	$1,447		$3,628		$5,381		$6,135
Ratio of expenses to average net assets	1.38%	1.97%	2.25%		2.26%		2.26%		2.26%
Ratio of expenses to average net assets prior to fees waived	2.13%	2.23%	2.28%		2.29%		2.29%		2.31%
Ratio of net investment loss to average net assets	(0.44% )	(1.05% )	(0.55%	)	(0.99%	)	(1.22%	)	(0.93%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.19% )	(1.31% )	(0.58%	)	(1.02%	)	(1.25%	)	(0.98%	)
Portfolio turnover	40%	98%	102%		89%		117%		145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)
		Year ended
		3/31/14	3/31/13		3/31/12		3/31/11		3/31/10

Net asset value, beginning of period	$15.160	$13.630	$12.720		$11.820		$10.180		$6.730

Income (loss) from investment operations:
Net investment loss[2]	(0.090)	(0.192)	(0.069)		(0.112)		(0.127)		(0.081)
Net realized and unrealized gain	1.012	3.394	0.979		1.012		1.767		3.531

Total from investment operations	0.922	3.202	0.910		0.900		1.640		3.450

Less dividends and distributions from:
Net realized gain	(0.902)	(1.672)	—		—		—		—

Total dividends and distributions	(0.902)	(1.672)	—		—		—		—

Net asset value, end of period	$15.180	$15.160	$13.630		$12.720		$11.820		$10.180

Total return[3]	6.31%	24.27%	7.15%		7.61%		16.11%		51.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$131,707	$127,540	$115,242		$120,183		$128,256		$132,242
Ratio of expenses to average net assets	2.13%	2.22%	2.25%		2.26%		2.26%		2.26%
Ratio of expenses to average net assets prior to fees waived	2.13%	2.23%	2.28%		2.29%		2.29%		2.31%
Ratio of net investment loss to average net assets	(1.19% )	(1.30% )	(0.55%	)	(0.99%	)	(1.22%	)	(0.93%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.19% )	(1.31% )	(0.58%	)	(1.02%	)	(1.25%	)	(0.98%	)
Portfolio turnover	40%	98%	102%		89%		117%		145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             79

Financial Highlights

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)
		Year ended
		3/31/14	3/31/13	3/31/12		3/31/11		3/31/10

Net asset value, beginning of period	$17.000	$14.970	$13.880	$12.760		$10.880		$7.130

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)	(0.049)	0.062	0.002		(0.025)		0.007
Net realized and unrealized gain	1.138	3.754	1.068	1.118		1.905		3.758

Total from investment operations	1.122	3.705	1.130	1.120		1.880		3.765

Less dividends and distributions from:
Net investment income	—	(0.003)	(0.040)	—		—		(0.015)
Net realized gain	(0.902)	(1.672)	—	—		—		—

Total dividends and distributions	(0.902)	(1.675)	(0.040)	—		—		(0.015)

Net asset value, end of period	$17.220	$17.000	$14.970	$13.880		$12.760		$10.880

Total return[3]	6.82%	25.51%	8.25%	8.78%		17.28%		52.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,175,462	$1,026,377	$728,104	$650,869		$587,141		$532,282
Ratio of expenses to average net assets	1.13%	1.22%	1.25%	1.26%		1.26%		1.26%
Ratio of expenses to average net assets prior to fees waived	1.13%	1.23%	1.28%	1.29%		1.29%		1.31%
Ratio of net investment income (loss) to average net assets	(0.19% )	(0.30% )	0.45%	0.01%		(0.22%	)	0.07%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.19% )	(0.31% )	0.42%	(0.02%	)	(0.25%	)	0.02%
Portfolio turnover	40%	98%	102%	89%		117%		145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)
		Year ended
		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10

Net asset value, beginning of period	$15.360	$12.900	$11.750	$11.060	$9.830	$6.710

Income from investment operations:
Net investment income[2]	0.066	0.157	0.173	0.133	0.075	0.118
Net realized and unrealized gain	0.324	2.399	1.259	0.635	1.274	3.181

Total from investment operations	0.390	2.556	1.432	0.768	1.349	3.299

Less dividends and distributions from:
Net investment income	(0.070)	(0.096)	(0.282)	(0.078)	(0.119)	(0.179)

Total dividends and distributions	(0.070)	(0.096)	(0.282)	(0.078)	(0.119)	(0.179)

Net asset value, end of period	$15.680	$15.360	$12.900	$11.750	$11.060	$9.830

Total return[3]	2.54%	19.96%	12.48%	7.01%	14.00%	49.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,924	$37,299	$32,995	$31,478	$33,892	$34,167
Ratio of expenses to average net assets	1.33%	1.50%	1.57%	1.57%	1.59%	1.58%
Ratio of expenses to average net assets prior to fees waived	1.33%	1.51%	1.59%	1.60%	1.61%	1.62%
Ratio of net investment income to average net assets	0.84%	1.12%	1.48%	1.25%	0.77%	1.38%
Ratio of net investment income to average net assets prior to fees waived	0.84%	1.11%	1.46%	1.22%	0.75%	1.34%
Portfolio turnover	19%	37%	49%	57%	82%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             81

Financial Highlights

Optimum Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)
		Year ended
		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10

Net asset value, beginning of period	$15.260	$12.790	$11.600	$10.930	$9.720	$6.630

Income from investment operations:
Net investment income[2]	0.065	0.093	0.095	0.063	0.012	0.063
Net realized and unrealized gain	0.315	2.403	1.255	0.622	1.262	3.147

Total from investment operations	0.380	2.496	1.350	0.685	1.274	3.210

Less dividends and distributions from:
Net investment income	(0.070)	(0.026)	(0.160)	(0.015)	(0.064)	(0.120)

Total dividends and distributions	(0.070)	(0.026)	(0.160)	(0.015)	(0.064)	(0.120)

Net asset value, end of period	$15.570	$15.260	$12.790	$11.600	$10.930	$9.720

Total return[3]	2.49%	19.53%	11.84%	6.28%	13.25%	48.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$270	$649	$1,425	$3,478	$5,135	$5,943
Ratio of expenses to average net assets	1.33%	1.94%	2.22%	2.22%	2.24%	2.23%
Ratio of expenses to average net assets prior to fees waived	2.08%	2.19%	2.24%	2.25%	2.26%	2.27%
Ratio of net investment income to average net assets	0.84%	0.68%	0.83%	0.60%	0.12%	0.73%
Ratio of net investment income to average net assets prior to fees waived	0.09%	0.43%	0.81%	0.57%	0.10%	0.69%
Portfolio turnover	19%	37%	49%	57%	82%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)
		Year ended
		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10

Net asset value, beginning of period	$15.220	$12.780	$11.590	$10.930	$9.710	$6.630

Income from investment operations:
Net investment income[2]	0.007	0.061	0.096	0.063	0.012	0.063
Net realized and unrealized gain	0.315	2.389	1.254	0.612	1.272	3.137

Total from investment operations	0.322	2.450	1.350	0.675	1.284	3.200

Less dividends and distributions from:
Net investment income	(0.042)	(0.010)	(0.160)	(0.015)	(0.064)	(0.120)

Total dividends and distributions	(0.042)	(0.010)	(0.160)	(0.015)	(0.064)	(0.120)

Net asset value, end of period	$15.500	$15.220	$12.780	$11.590	$10.930	$9.710

Total return[3]	2.12%	19.17%	11.85%	6.19%	13.37%	48.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$123,565	$123,541	$111,806	$111,557	$119,899	$125,961
Ratio of expenses to average net assets	2.08%	2.18%	2.22%	2.22%	2.24%	2.23%
Ratio of expenses to average net assets prior to fees waived	2.08%	2.19%	2.24%	2.25%	2.26%	2.27%
Ratio of net investment income to average net assets	0.09%	0.44%	0.83%	0.60%	0.12%	0.73%
Ratio of net investment income to average net assets prior to fees waived	0.09%	0.43%	0.81%	0.57%	0.10%	0.69%
Portfolio turnover	19%	37%	49%	57%	82%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             83

Financial Highlights

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)
		Year ended
		3/31/14	3/31/13	3/31/12	3/31/11	3/31/10

Net asset value, beginning of period	$15.390	$12.920	$11.800	$11.110	$9.870	$6.740

Income from investment operations:
Net investment income[2]	0.085	0.203	0.214	0.171	0.110	0.148
Net realized and unrealized gain	0.324	2.410	1.255	0.631	1.279	3.193

Total from investment operations	0.409	2.613	1.469	0.802	1.389	3.341

Less dividends and distributions from:
Net investment income	(0.079)	(0.143)	(0.349)	(0.112)	(0.149)	(0.211)

Total dividends and distributions	(0.079)	(0.143)	(0.349)	(0.112)	(0.149)	(0.211)

Net asset value, end of period	$15.720	$15.390	$12.920	$11.800	$11.110	$9.870

Total return[3]	2.66%	20.31%	12.92%	7.32%	14.42%	50.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,114,436	$1,002,553	$730,785	$617,485	$550,313	$480,762
Ratio of expenses to average net assets	1.08%	1.18%	1.22%	1.22%	1.24%	1.23%
Ratio of expenses to average net assets prior to fees waived	1.08%	1.19%	1.24%	1.25%	1.26%	1.27%
Ratio of net investment income to average net assets	1.09%	1.44%	1.83%	1.60%	1.12%	1.73%
Ratio of net investment income to average net assets prior to fees waived	1.09%	1.43%	1.81%	1.57%	1.10%	1.69%
Portfolio turnover	19%	37%	49%	57%	82%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)
		Year ended
		3/31/14	3/31/13	3/31/12	3/31/11		3/31/10

Net asset value, beginning of period	$15.570	$14.260	$13.000	$13.900	$11.150		$6.760

Income (loss) from investment operations:
Net investment loss[2]	(0.088)	(0.193)	(0.079)	(0.169)	(0.149)		(0.123)
Net realized and unrealized gain (loss)	(0.170)	3.073	1.653	0.064	2.899		4.513

Total from investment operations	(0.258)	2.880	1.574	(0.105)	2.750		4.390

Less dividends and distributions from:
Net realized gain	(0.542)	(1.570)	(0.314)	(0.795)	—		—

Total dividends and distributions	(0.542)	(1.570)	(0.314)	(0.795)	—		—

Net asset value, end of period	$14.770	$15.570	$14.260	$13.000	$13.900		$11.150

Total return[3]	(1.74% )	21.63%	12.50%	0.33%	24.66%		64.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,636	$7,158	$6,415	$5,989	$6,866		$6,736
Ratio of expenses to average net assets	1.65%	1.76%	1.86%	1.90%	1.90%		1.90%
Ratio of expenses to average net assets prior to fees waived	1.77%	1.96%	2.05%	2.06%	2.07%		2.10%
Ratio of net investment loss to average net assets	(1.16% )	(1.28% )	(0.62% )	(1.34% )	(1.29%	)	(1.30%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.28% )	(1.48% )	(0.81% )	(1.50% )	(1.46%	)	(1.50%	)
Portfolio turnover	34%	58%	78%	82%	86%		100%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             85

Financial Highlights

Optimum Small-Mid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)
		Year ended
		3/31/14	3/31/13	3/31/12	3/31/11		3/31/10

Net asset value, beginning of period	$14.410	$13.290	$12.220	$13.200	$10.660		$6.510

Income (loss) from investment operations:
Net investment loss[2]	(0.081)	(0.169)	(0.145)	(0.238)	(0.213)		(0.179)
Net realized and unrealized gain (loss)	(0.157)	2.859	1.529	0.053	2.753		4.329

Total from investment operations	(0.238)	2.690	1.384	(0.185)	2.540		4.150

Less dividends and distributions from:
Net realized gain	(0.542)	(1.570)	(0.314)	(0.795)	—		—

Total dividends and distributions	(0.542)	(1.570)	(0.314)	(0.795)	—		—

Net asset value, end of period	$13.630	$14.410	$13.290	$12.220	$13.200		$10.660

Total return[3]	(1.74% )	21.69%	11.82%	(0.28% )	23.83%		63.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49	$123	$261	$661	$1,063		$1,143
Ratio of expenses to average net assets	1.65%	1.70%	2.47%	2.55%	2.55%		2.55%
Ratio of expenses to average net assets prior to fees waived	2.52%	2.65%	2.70%	2.71%	2.72%		2.75%
Ratio of net investment loss to average net assets	(1.16% )	(1.22% )	(1.23% )	(1.99% )	(1.94%	)	(1.95%	)
Ratio of net investment loss to average net assets prior to fees waived	(2.03% )	(2.17% )	(1.46% )	(2.15% )	(2.11%	)	(2.15%	)
Portfolio turnover	34%	58%	78%	82%	86%		100%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)
		Year ended
		3/31/14	3/31/13	3/31/12	3/31/11		3/31/10

Net asset value, beginning of period	$14.290	$13.280	$12.220	$13.200	$10.660		$6.510

Income (loss) from investment operations:
Net investment loss[2]	(0.132)	(0.274)	(0.151)	(0.237)	(0.213)		(0.179)
Net realized and unrealized gain (loss)	(0.166)	2.854	1.525	0.052	2.753		4.329

Total from investment operations	(0.298)	2.580	1.374	(0.185)	2.540		4.150

Less dividends and distributions from:
Net realized gain	(0.542)	(1.570)	(0.314)	(0.795)	—		—

Total dividends and distributions	(0.542)	(1.570)	(0.314)	(0.795)	—		—

Net asset value, end of period	$13.450	$14.290	$13.280	$12.220	$13.200		$10.660

Total return[3]	(2.18% )	20.82%	11.73%	(0.27% )	23.83%		63.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,670	$22,581	$20,921	$20,992	$24,337		$23,824
Ratio of expenses to average net assets	2.40%	2.45%	2.51%	2.55%	2.55%		2.55%
Ratio of expenses to average net assets prior to fees waived	2.52%	2.65%	2.70%	2.71%	2.72%		2.75%
Ratio of net investment loss to average net assets	(1.91% )	(1.97% )	(1.27% )	(1.99% )	(1.94%	)	(1.95%	)
Ratio of net investment loss to average net assets prior to fees waived	(2.03% )	(2.17% )	(1.46% )	(2.15% )	(2.11%	)	(2.15%	)
Portfolio turnover	34%	58%	78%	82%	86%		100%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             87

Financial Highlights

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)	Year ended
		3/31/14	3/31/13	3/31/12	3/31/11		3/31/10

Net asset value, beginning of period	$16.270	$14.780	$13.420	$14.270	$11.410		$6.900

Income (loss) from investment operations:
Net investment loss[2]	(0.072)	(0.152)	(0.036)	(0.128)	(0.112)		(0.091)
Net realized and unrealized gain (loss)	(0.186)	3.212	1.710	0.073	2.972		4.601

Total from investment operations	(0.258)	3.060	1.674	(0.055)	2.860		4.510

Less dividends and distributions from:
Net realized gain	(0.542)	(1.570)	(0.314)	(0.795)	—		—

Total dividends and distributions	(0.542)	(1.570)	(0.314)	(0.795)	—		—

Net asset value, end of period	$15.470	$16.270	$14.780	$13.420	$14.270		$11.410

Total return[3]	(1.66% )	22.03%	12.94%	0.68%	25.07%		65.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$466,326	$436,823	$321,441	$321,641	$304,406		$204,843
Ratio of expenses to average net assets	1.40%	1.45%	1.51%	1.55%	1.55%		1.55%
Ratio of expenses to average net assets prior to fees waived	1.52%	1.65%	1.70%	1.71%	1.72%		1.75%
Ratio of net investment loss to average net assets	(0.91% )	(0.97% )	(0.27% )	(0.99% )	(0.94%	)	(0.95%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.03% )	(1.17% )	(0.46% )	(1.15% )	(1.11%	)	(1.15%	)
Portfolio turnover	34%	58%	78%	82%	86%		100%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)	Year ended
		3/31/14	3/31/13	3/31/12	3/31/11		3/31/10

Net asset value, beginning of period	$14.880	$13.740	$12.590	$12.610	$10.070		$5.690

Income (loss) from investment operations:
Net investment loss[2]	(0.044)	(0.092)	(0.027)	(0.044)	(0.062)		(0.027)
Net realized and unrealized gain (loss)	(0.619)	2.873	1.609	0.148	2.602		4.407

Total from investment operations	(0.663)	2.781	1.582	0.104	2.540		4.380

Less dividends and distributions from:
Net realized gain	(0.507)	(1.641)	(0.432)	(0.124)	—		—

Total dividends and distributions	(0.507)	(1.641)	(0.432)	(0.124)	—		—

Net asset value, end of period	$13.710	$14.880	$13.740	$12.590	$12.610		$10.070

Total return[3]	(4.64% )	21.85%	13.23%	1.01%	25.22%		76.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,495	$6,058	$5,711	$5,372	$6,102		$5,918
Ratio of expenses to average net assets	1.63%	1.70%	1.76%	1.79%	1.81%		1.82%
Ratio of expenses to average net assets prior to fees waived	1.68%	1.86%	1.98%	1.98%	2.00%		2.13%
Ratio of net investment loss to average net assets	(0.61% )	(0.64% )	(0.22% )	(0.38% )	(0.59%	)	(0.32%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.66% )	(0.80% )	(0.44% )	(0.57% )	(0.78%	)	(0.63%	)
Portfolio turnover	13%	33%	36%	30%	43%		40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             89

Financial Highlights

Optimum Small-Mid Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)	Year ended
		3/31/14	3/31/13	3/31/12	3/31/11		3/31/10

Net asset value, beginning of period	$13.760	$12.810	$11.840	$11.940	$9.590		$5.460

Income (loss) from investment operations:
Net investment loss[2]	(0.041)	(0.077)	(0.094)	(0.113)	(0.123)		(0.077)
Net realized and unrealized gain (loss)	(0.572)	2.668	1.496	0.137	2.473		4.207

Total from investment operations	(0.613)	2.591	1.402	0.024	2.350		4.130

Less dividends and distributions from:
Net realized gain	(0.507)	(1.641)	(0.432)	(0.124)	—		—

Total dividends and distributions	(0.507)	(1.641)	(0.432)	(0.124)	—		—

Net asset value, end of period	$12.640	$13.760	$12.810	$11.840	$11.940		$9.590

Total return[3]	(4.65% )	21.97%	12.53%	0.39%	24.50%		75.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47	$110	$236	$653	$1,038		$1,114
Ratio of expenses to average net assets	1.63%	1.65%	2.37%	2.44%	2.46%		2.47%
Ratio of expenses to average net assets prior to fees waived	2.43%	2.56%	2.63%	2.63%	2.65%		2.78%
Ratio of net investment loss to average net assets	(0.61% )	(0.59% )	(0.83% )	(1.03% )	(1.24%	)	(0.97%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.41% )	(1.50% )	(1.09% )	(1.22% )	(1.43%	)	(1.28%	)
Portfolio turnover	13%	33%	36%	30%	43%		40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)	Year ended
		3/31/14	3/31/13	3/31/12	3/31/11		3/31/10

Net asset value, beginning of period	$13.630	$12.800	$11.830	$11.930	$9.590		$5.460

Income (loss) from investment operations:
Net investment loss[2]	(0.090)	(0.175)	(0.100)	(0.113)	(0.124)		(0.076)
Net realized and unrealized gain (loss)	(0.563)	2.646	1.502	0.137	2.464		4.206

Total from investment operations	(0.653)	2.471	1.402	0.024	2.340		4.130

Less dividends and distributions from:
Net realized gain	(0.507)	(1.641)	(0.432)	(0.124)	—		—

Total dividends and distributions	(0.507)	(1.641)	(0.432)	(0.124)	—		—

Net asset value, end of period	$12.470	$13.630	$12.800	$11.830	$11.930		$9.590

Total return[3]	(4.99% )	21.08%	12.45%	0.39%	24.40%		75.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,250	$20,846	$20,058	$19,986	$22,797		$22,163
Ratio of expenses to average net assets	2.38%	2.40%	2.41%	2.44%	2.46%		2.47%
Ratio of expenses to average net assets prior to fees waived	2.43%	2.56%	2.63%	2.63%	2.65%		2.78%
Ratio of net investment loss to average net assets	(1.36% )	(1.34% )	(0.87% )	(1.03% )	(1.24%	)	(0.97%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.41% )	(1.50% )	(1.09% )	(1.22% )	(1.43%	)	(1.28%	)
Portfolio turnover	13%	33%	36%	30%	43%		40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                             91

Financial Highlights

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/14[1] (Unaudited)	Year ended
		3/31/14	3/31/13	3/31/12	3/31/11		3/31/10

Net asset value, beginning of period	$15.530	$14.230	$12.990	$12.960	$10.310		$5.820

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.027)	(0.050)	0.016	(0.004)	(0.026)		0.002
Net realized and unrealized gain (loss)	(0.656)	2.995	1.661	0.158	2.676		4.505

Total from investment operations	(0.683)	2.945	1.677	0.154	2.650		4.507

Less dividends and distributions from:
Net investment income	—	(0.004)	(0.005)	—	—		(0.008)
Net realized gain	(0.507)	(1.641)	(0.432)	(0.124)	—		—
Return of capital	—	—	—	—	—		(0.009)

Total dividends and distributions	(0.507)	(1.645)	(0.437)	(0.124)	—		(0.017)

Net asset value, end of period	$14.340	$15.530	$14.230	$12.990	$12.960		$10.310

Total return[3]	(4.57% )	22.29%	13.56%	1.37%	25.70%		77.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$455,259	$439,417	$318,758	$310,737	$274,495		$161,862
Ratio of expenses to average net assets	1.38%	1.40%	1.41%	1.44%	1.46%		1.47%
Ratio of expenses to average net assets prior to fees waived	1.43%	1.56%	1.63%	1.63%	1.65%		1.78%
Ratio of net investment income (loss) to average net assets	(0.36% )	(0.34% )	0.13%	(0.03% )	(0.24%	)	0.03%
Ratio of net investment loss to average net assets prior to fees waived	(0.41% )	(0.50% )	(0.09% )	(0.22% )	(0.43%	)	(0.28% )
Portfolio turnover	13%	33%	36%	30%	43%		40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Optimum Fund Trust

September 30, 2014 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B*, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to Aug. 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase.* Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

*See Note 11.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining

(continues)                                             93

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, each Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (March 31, 2011–March 31, 2014) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries it invests in that may date back to the inception of each Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2014.

Reverse Repurchase Agreements – Optimum Fixed Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents, or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. At Sept. 30, 2014, there were no open reverse repurchase agreements in the Fund.

To Be Announced Trades (TBA) – Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Sept. 30, 2014.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2014, each Fund earned the following amounts under this agreement:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$198	$197	$210	$210	$208	$210

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust’s Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

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Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Optimum Fixed Income Fund	0.7000% of net assets up to $25 million
0.6500% of net assets from $25 million to $100 million
0.6000% of net assets from $100 million to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $2.5 billion
0.4750% of net assets over $2.5 billion

Optimum International Fund	0.8750% of net assets up to $50 million
0.8000% of net assets from $50 million to $100 million
0.7800% of net assets from $100 million to $300 million
0.7650% of net assets from $300 million to $400 million
0.7300% of net assets over $400 million

Optimum Large Cap Growth Fund	0.8000% of net assets up to $250 million
0.7875% of net assets from $250 million to $300 million
0.7625% of net assets from $300 million to $400 million
0.7375% of net assets from $400 million to $500 million
0.7250% of net assets from $500 million to $1 billion
0.7100% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Large Cap Value Fund	0.8000% of net assets up to $100 million
0.7375% of net assets from $100 million to $250 million
0.7125% of net assets from $250 million to $500 million
0.6875% of net assets from $500 million to $1 billion
0.6675% of net assets from $1 billion to $1.5 billion
0.6475% of net assets over $1.5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets

Optimum Small-Mid Cap Value Fund	1.0500% of net assets up to $75 million
1.0250% of net assets from $75 million to $150 million
1.0000% of net assets over $150 million

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO); Optimum International Fund – BlackRock Advisors, LLC (BlackRock) and EARNEST Partners, LLC (EARNEST); Optimum Large Cap Growth Fund – T. Rowe Price Associates, Inc. (T. Rowe Price), and Fred Alger Management, Inc. (Alger); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Herndon Capital Management, LLC (Herndon); Optimum Small-Mid Cap Growth Fund – Columbia Wanger Asset Management, LLC (Columbia WAM) and Wellington Management Company, LLP (Wellington Management); Optimum Small-Mid Cap Value Fund – The Killen Group, Inc. (Killen), Westwood Management Corp. (Westwood) and The Delafield Group, a division of Tocqueville Asset Management L.P. (Tocqueville).

For the six months ended Sept. 30, 2014, DMC paid the following sub-advisory fees:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$1,102,789	$1,313,402	$2,324,685	$1,805,214	$1,762,044	$1,433,116

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from April 1, 2014 through July 29, 2015.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board and DMC. These waivers and reimbursements may be terminated only by agreement of DMC and the Funds.

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.95%	1.25%	1.12%	1.08%	1.36%	1.35%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Trust. For these services, the Trust pays DSC fees based on the aggregate daily net assets of the Trust at the following annual rate: 0.0075% of the first $3 billion; 0.0070% of the next $2 billion; 0.0065% of the next $2.5 billion; 0.0055% of the next $2.5 billion; and 0.0050% of aggregate average daily net assets in excess of $10 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Trust on a relative net asset value basis. For the six months ended Sept. 30, 2014, each Fund was charged for these services as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$65,632	$24,014	$45,867	$44,364	$17,372	$17,404

DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board. For administrative services, each Fund pays DSC a fee at an annual rate (plus out-of-pocket expenses) of 0.120% of assets up to $500 million of the Funds’ average daily net assets; 0.095% of assets from $500 million to $1 billion; and 0.070% of assets over $1 billion.

DSC also serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund. For these services, the Trust pays DSC a fee at an annual rate of 0.200% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. Institutional Class shares pay no distribution expenses. DDLP has contractually agreed to waive Class B shares’ 12b-1 fees from April 1, 2014 through July 29, 2015** to 0.25% of average daily net assets for all Funds.

*	The contractual waiver period is from July 29, 2014 through July 29, 2015. Prior to July 28, 2014, the contractual waiver for Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund was 1.00%, 1.40%, 1.25%, 1.20%, 1.43%, and 1.40%, respectively.

**The contractual waiver periods are from July 29, 2014 through July 29, 2015.

For the six months ended Sept. 30, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$17,557	$3,549	$12,253	$11,906	$2,108	$1,727

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Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended Sept. 30, 2014, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Class C	$12	$93	$31	$31	$5	$5

DMC, DSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Sept. 30, 2014, the Funds made purchases and sales of investments securities other than short-term investments as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Purchases other than U.S. government securities	$1,074,288,649	$314,891,490	$562,914,520	$311,881,076	$185,552,261	$78,728,984
Purchases of U.S. government securities	4,328,627,913	—	—	—	—	—
Sales other than U.S. government securities	984,043,439	261,308,879	503,407,798	223,090,032	156,998,722	54,326,543
Sales of U.S. government securities	4,202,001,525	—	—	—	—	—

At Sept. 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Cost of investments	$2,058,161,980	$705,885,148	$1,115,044,693	$984,862,663	$406,350,260	$405,176,802

Aggregate unrealized appreciation	$45,781,065	$59,060,180	$249,578,572	$312,167,449	$103,403,926	$93,712,973
Aggregate unrealized depreciation	(30,333,245)	(45,540,326)	(15,744,793)	(21,368,858)	(14,641,421)	(16,837,972)

Net unrealized appreciation	$15,447,820	$13,519,854	$233,833,779	$290,798,591	$88,762,505	$76,875,001

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2014, Optimum Large Cap Growth, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not have any capital loss carryforwards outstanding. Capital loss carryforwards remaining at March 31, 2014 will expire as follows:

Year of Expiration	Optimum International Fund	Optimum Large Cap Value Fund
3/31/18	$14,704,841	$57,884,661

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Optimum Fixed Income Fund
Loss carryforward character Short-term $20,553,369

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2014:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$441,045,631	$5,093,117	$446,138,748
Corporate Debt	—	748,385,293	—	748,385,293
Foreign Debt	—	153,881,221	—	153,881,221
Municipal Bonds	—	12,665,775	—	12,665,775
Senior Secured Loans	—	107,565,259	1,850,000	109,415,259
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	3,168,157	1,912,234	—	5,080,391
Preferred Stock[1]	2,719,660	5,633,250	—	8,352,910
U.S. Treasury Obligations	—	399,462,211	—	399,462,211
Short-Term Investments	—	192,384,316	—	192,384,316
Options Purchased	1,488	—	—	1,488
Liabilities:
Security Sold Short	—	(2,157,812)	—	(2,157,812)

Total	$5,889,305	$2,060,777,378	$6,943,117	$2,073,609,800

Foreign Currency Exchange Contracts	$—	$7,823,499	$—	$7,823,499
Futures Contracts	(992,087)	—	—	(992,087)
Swap Contracts	—	(639,889)	—	(639,889)
Options Written	(213)	(825,852)	—	(826,065)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments and Level 3 investments represent the following percentages of the total market value of these security types:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed Securities	—	98.86%	1.14%	100.00%
Convertible Preferred Stock	62.36%	37.64%	—	100.00%
Preferred Stock	32.56%	67.44%	—	100.00%

	Optimum International Fund

	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	2,156,517	—	—	2,156,517
Australia	$5,383,928	$—	$—	$5,383,928
Austria	14,025,856	—	—	14,025,856
Belgium	7,588,509	—	—	7,588,509
Bermuda	9,468,836	—	—	9,468,836
Brazil	10,372,901	—	—	10,372,901
British Virgin Islands	1,924,832	—	—	1,924,832
Canada	19,680,773	—	—	19,680,773
China/Hong Kong	61,613,609	—	—	61,613,609
Colombia	4,651,777	—	—	4,651,777
Czech Republic	4,037,364	—	—	4,037,364
Denmark	3,469,106	—	—	3,469,106
France	31,072,515	—	—	31,072,515
Germany	10,431,028	—	—	10,431,028
Greece	2,008,030	—	—	2,008,030
India	24,187,588	—	—	24,187,588
Indonesia	6,242,633	—	—	6,242,633
Ireland	41,134,418	—	—	41,134,418
Israel	3,746,375	—	—	3,746,375
Italy	8,129,362	—	—	8,129,362
Japan	69,558,177	—	—	69,558,177
Mexico	3,546,202	—	—	3,546,202
Netherlands	25,704,742	—	—	25,704,742
New Zealand	951,019	1,679,586	—	2,630,605
Nigeria	3,104,984	—	—	3,104,984
Norway	30,053,611	—	—	30,053,611
Panama	1,931,220	—	—	1,931,220
Peru	1,702,629	—	—	1,702,629
Republic of Korea	18,834,724	—	—	18,834,724
Singapore	9,607,667	—	—	9,607,667
South Africa	3,166,199	—	—	3,166,199
Spain	17,039,366	—	—	17,039,366
Sweden	11,260,265	—	—	11,260,265
Switzerland	59,500,636	—	—	59,500,636
Taiwan	12,757,805	—	—	12,757,805
Turkey	9,272,009	—	—	9,272,009
United Kingdom	75,800,011	—	1,576,828	77,376,839
United States	17,880,000	—	920,463	18,800,463
Exchange-Traded Fund	2,883,124	—	—	2,883,124
Preferred Stock	3,545,054	—	—	3,545,054
Warrant	90,531	—	—	90,531
Short-Term Investments	—	8,998,250	—	8,998,250
Securities Lending Collateral	—	56,713,943	—	56,713,943

Total	$649,515,932	$67,391,779	$2,497,291	$719,405,002

Foreign Currency Exchange Contracts	$—	$923,652	$—	$923,652

(continues)                                             101

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

	Optimum Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stock	1,308,188,510	—	—	1,308,188,510
Convertible Preferred Stock	—	—	901,427	901,427
Short-Term Investments	—	39,788,535	—	39,788,535

Total	$1,308,188,510	$39,788,535	$901,427	$1,348,878,472

Foreign Currency Exchange Contract	$—	$536	$—	$536

	Optimum Large Cap Value Fund

	Level 1	Level 2	Total
Common Stock	$1,235,333,711	$—	$1,235,333,711
Convertible Preferred Stock	440,497	—	440,497
Short-Term Investments	—	39,887,047	39,887,047

Total	$1,235,774,208	$39,887,047	$1,275,661,255

	Optimum Small-Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$71,550,416	$—	$—	$71,550,416
Consumer Staples	13,221,988	—	—	13,221,988
Energy	21,877,019	—	—	21,877,019
Financials	55,519,713	—	—	55,519,713
Healthcare	71,972,242	—	—	71,972,242
Industrials	118,206,861	—	—	118,206,861
Information Technology	92,104,889	—	129,669	92,234,558
Materials	13,775,338	—	—	13,775,338
Telecommunication Services	7,066,872	—	—	7,066,872
Convertible Preferred Stock[1]	—	6,600,292	2,094,427	8,694,719
Preferred Stock	—	—	2,310,711	2,310,711
Short-Term Investments	—	18,682,328	—	18,682,328

Total	$465,295,338	$25,282,620	$4,534,807	$495,112,765

Foreign Currency Exchange Contracts	$—	$(34)	$—	$(34)

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 75.91% and 24.09%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs or matrix-priced investments while Level 3 investments represent investments without observable inputs.

		Optimum Small-Mid Cap Value Fund

	Level 1	Level 2	Total
Common Stock	$428,568,552	$—	$428,568,552
Short-Term Investments	—	53,483,251	53,483,251

Total	$428,568,552	$53,483,251	$482,051,803

The securities that have been deemed worthless on the “Schedules of investments” are considered to be Level 3 investments in these tables.

During the six months ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the

Funds utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Funds’ net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers at the beginning of the period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund
	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14
Shares sold:
Class A	460,159	1,000,079	68,719	164,094	150,328	270,733
Class B	2,157	11,996	521	1,696	—	—
Class C	1,486,602	3,653,069	224,534	516,592	412,595	830,030
Institutional Class	29,320,133	52,479,284	7,714,352	13,817,101	9,273,796	15,787,976
Shares issued upon reinvestment of dividends and distributions:
Class A	31,073	74,238	2,713	6,158	131,596	240,221
Class B	359	1,354	49	189	2,683	8,509
Class C	87,707	178,787	—	11,515	515,011	922,805
Institutional Class	1,235,681	3,035,957	178,700	436,578	3,413,810	5,465,216

	32,623,871	60,434,764	8,189,588	14,953,923	13,899,819	23,525,490

Shares redeemed:
Class A	(522,992)	(725,990)	(86,305)	(143,645)	(253,009)	(481,398)
Class B	(31,994)	(82,361)	(10,289)	(24,065)	(28,549)	(69,546)
Class C	(1,278,235)	(2,727,197)	(187,667)	(422,881)	(663,616)	(1,793,236)
Institutional Class	(12,979,811)	(28,975,875)	(3,138,259)	(6,280,513)	(4,812,081)	(9,508,944)

	(14,813,032)	(32,511,423)	(3,422,520)	(6,871,104)	(5,757,255)	(11,853,124)

Net increase	17,810,839	27,923,341	4,767,068	8,082,819	8,142,564	11,672,366

(continues)                                             103

Notes to financial statements

Optimum Fund Trust

4. Capital Shares (continued)

	Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14	Six months ended 9/30/14	Year ended 3/31/14
Shares sold:
Class A	152,569	288,149	28,099	57,896	24,508	40,164
Class B	—	131	—	—	—	—
Class C	400,441	864,017	81,610	166,070	70,621	122,226
Institutional Class	10,273,263	18,155,553	4,413,275	7,266,342	4,610,919	7,698,944
Shares issued upon reinvestment of dividends and distributions:
Class A	10,581	16,351	15,734	48,996	13,878	48,311
Class B	186	125	324	1,872	295	1,912
Class C	21,859	5,715	61,827	183,909	58,201	199,457
Institutional Class	340,427	605,862	956,136	2,451,119	985,018	2,808,274

	11,199,326	19,935,903	5,557,005	10,176,204	5,763,440	10,919,288

Shares redeemed:
Class A	(235,638)	(435,193)	(54,124)	(97,157)	(44,494)	(97,135)
Class B	(25,389)	(69,058)	(5,306)	(12,926)	(4,565)	(12,348)
Class C	(567,131)	(1,497,758)	(113,045)	(344,301)	(113,988)	(359,849)
Institutional Class	(4,841,557)	(10,186,922)	(2,074,740)	(4,606,449)	(2,147,455)	(4,603,643)

	(5,669,715)	(12,188,931)	(2,247,215)	(5,060,833)	(2,310,502)	(5,072,975)

Net increase	5,529,611	7,746,972	3,309,790	5,115,371	3,452,938	5,846,313

For the six months ended Sept. 30, 2014, and the year ended March 31, 2014, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the “Statements of changes in net assets.”

	Six months ended 9/30/14			Year ended 3/31/14
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Optimum Fixed Income Fund	291	291	$2,804	39,925	39,876	$377,824
Optimum International Fund	106	104	1,294	10,379	10,185	119,447
Optimum Large Cap Growth Fund	290	268	4,521	25,481	23,838	372,877
Optimum Large Cap Value Fund	257	255	4,094	29,211	28,937	400,667
Optimum Small-Mid Cap Growth Fund	59	55	840	5,102	4,739	70,060
Optimum Small-Mid Cap Value Fund	69	64	923	5,391	5,001	69,457

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. Each Fund may also enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. Optimum International Fund received $50,000 cash collateral for open foreign currency exchange contracts, which is presented as cash collateral due to brokers on the “Statements of assets and liabilities.”

During the six months ended Sept. 30, 2014, each Fund except Optimum Small-Mid Cap Value Fund, used foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date, hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies, and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended Sept. 30, 2014, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts — Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

(continues)                                             105

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

Transactions in options written during the six months ended Sept. 30, 2014 for Optimum Fixed Income Fund were as follows:

Call options	Number of contracts	Premiums
Options outstanding March 31, 2014	50,100,037	$361,416
Options written	82,362,000	258,114
Options expired	(45,700,037)	(358,416)
Options terminated in closing purchase transactions	(50,100,000)	(48,701)

Options outstanding Sept. 30, 2014	36,662,000	$212,413

Put options	Number of contracts	Premiums
Options outstanding March 31, 2014	55,800,037	$289,905
Options written	52,989,000	271,579
Options expired	(37)	79,406
Options terminated in closing purchase transactions	(55,799,966)	(369,310)

Options outstanding Sept. 30, 2014	52,989,034	$271,580

During the six months ended Sept. 30, 2014, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to adjust the Fund’s overall exposure to certain markets, to receive premiums for writing options and to facilitate investments in portfolio securities.

Swap Contracts — Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, interest rate swap contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2014, Optimum Fixed Income Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2014, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at Sept. 30, 2014, the notional value of the protection sold was EUR 1,300,000 and USD 5,400,000, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Sept. 30, 2014, net unrealized appreciation of the protection sold was $132,586.

CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2014, Optimum Fixed Income Fund used CDS contracts to hedge against a credit event, and to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event Optimum Fixed Income Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At Sept. 30, 2014, for bilateral swap contracts, Optimum Fixed Income Fund posted $2,730,000 in cash collateral for certain open derivatives, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Optimum Fixed Income Fund posted $818,449 in cash collateral for centrally cleared swap contracts, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.” At Sept. 30, 2014, the Fund received $4,334,000 securities collateral for certain open derivatives.

(continues)                                             107

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

Fair values of derivative instruments as of Sept. 30, 2014 were as follows:

	Optimum Fixed Income Fund
	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts/options written, at value	$8,960,124		Unrealized loss on foreign currency exchange contracts/options written, at value	$(1,797,163)
Interest rate contracts (Futures contracts/Options written, at value)	Variation margin receivable on futures contracts/ options written, at value	—	*	Variation margin payable on futures contracts/ options written, at value	(992,300)*
Credit contracts (Swap contracts/Options written, at value)	Unrealized gain on credit default swap contracts/ options written, at value	162,619		Unrealized loss on credit default swap contracts/ options written, at value	(197,839)
Interest rate contracts (Swap contracts/Options written, at value)	Unrealized gain on interest rate swap contracts/options written, at value	858,316		Unrealized loss on interest rate swap contracts/options written, at value	(1,628,299)

Total		$9,981,059			$(4,615,601)

*Includes cumulative appreciation of futures contracts from the date the contracts are opened through Sept. 30, 2014. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”

The effect of derivative instruments on the Optimum Fixed Income Fund’s “Statements of operations” for the six months ended Sept. 30, 2014 was as follows:

		Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Forward currency exchange contracts	$(2,685,428)	$—	$—	$—	$(2,685,428)
Interest rate contracts	—	(1,547,606)	36,800	(3,308,013)	(4,818,819)
Credit contracts	—	—	389,100	(2,818,125)	(2,429,025)

Total	$(2,685,428)	$(1,547,606)	$425,900	$(6,126,138)	$(9,933,272)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Forward currency exchange contracts	$10,882,980	$—	$(393,491)	$—	$10,489,489
Interest rate contracts	—	23,107	(312,499)	1,947,111	1,657,719
Credit contracts	—	—	(22,866)	2,045,270	2,022,404

Total	$10,882,980	$23,107	$(728,856)	$3,992,381	$14,169,612

Derivatives Generally. The tables below summarize the average balance of derivative holdings by the Funds during the six months ended Sept. 30, 2014. During the six months ended Sept. 30, 2014, Optimum Small-Mid Cap Value Fund did not enter into any derivative contracts.

			Long Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund
Foreign currency exchange contracts (average cost)	USD	32,687,176	USD 45,422,102	USD	24,012	USD	45,501	USD	1,820
Futures contracts (average notional value)		182,989,557	—		—		—		—
Options contracts (average notional value)		1,911	—		—		—		—
CDS contracts (average notional value)*	EUR	5,874,531	—		—		—		—
	USD	1,960,156	—		—		—		—
Interest rate swap contracts (average notional value)**	AUD	274,270,313	—		—		—		—
	BRL	11,984,375	—		—		—		—
	EUR	23,283,594	—		—		—		—
	JPY	1,361,953,125	—		—		—		—
	USD	41,871,016	—		—		—		—
			Short Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund
Foreign currency exchange contracts (average cost)	USD	174,375,349	USD 76,510,698	USD	70,344	USD	—	USD	1,365
Futures contracts (average notional value)		171,025,709	—		—		—		—
Options contracts (average notional value)		166,608	—		—		—		—
CDS contracts (average notional value)*	EUR	1,289,844	—		—		—		—
	USD	5,357,813	—		—		—		—

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain

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Notes to financial statements

Optimum Fund Trust

6. Offsetting (continued)

circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the “Statements of assets and liabilities.”

At Sept. 30, 2014, each Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Optimum Fixed Income Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$48,500	$(36,676)	$11,824
Barclays Bank	43,814	(183,356)	(139,542)
BNP Paribas	15,779	—	15,779
Citigroup Global Markets	4,081,830	(2,937,386)	1,144,444
Credit Suisse First Boston	108,485	—	108,485
Deutsche Bank	—	(3,489)	(3,489)
Goldman Sachs Capital	6,177	—	6,177
Hong Kong Shanghai Bank	14,187	—	14,187
JPMorgan Chase Bank	4,724,036	(30,033)	4,694,003
Morgan Stanley Capital	996,621	(7,955)	988,666
Toronto Dominion Bank	1,217	—	1,217

Total	$10,040,646	$(3,198,895)	$6,841,751

		Optimum Fixed Income Fund
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$11,824	$—	$—	$—	$—	$11,824
Barclays Bank	(139,542)	—	—	—	—	(139,542)
BNP Paribas	15,779	—	—	—	—	15,779
Citigroup Global Markets	1,144,444	—	—	—	—	1,144,444
Credit Suisse First Boston	108,485	—	—	—	—	108,485
Deutsche Bank	(3,489)	—	—	—	—	(3,489)
Goldman Sachs Capital	6,177	—	—	—	—	6,177
Hong Kong Shanghai Bank	14,187	—	—	—	—	14,187
JPMorgan Chase Bank	4,694,003	—	(4,175,000)	—	—	519,003
Morgan Stanley Capital	988,666	(159,000)	—	—	—	829,666
Toronto Dominion Bank	1,217	—	—	—	—	1,217

Total	$6,841,751	$(159,000)	$(4,175,000)	$—	$—	$2,507,751

		Optimum Fixed Income Fund
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$11,611,892	$(11,611,892)	$—	$—
Bank of Montreal	3,870,631	(3,870,631)	—	—
BNP Paribas	54,766,477	(54,766,477)	—	—
JPMorgan Chase Bank	16,500,000	(16,500,000)	—	—

Total	$86,749,000	$(86,749,000)	$—	$—

	Optimum International Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Brown Brothers Harriman	$110	$(236)	$(126)
BNY Mellon	450	(294)	156
Citigroup Global Markets	243,332	(884,054)	(640,722)
Morgan Stanley Capital	2,155,446	(591,102)	1,564,344

Total	$2,399,338	$(1,475,686)	$923,652

		Optimum International Fund
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Brown Brothers Harriman	$(126)	$—	$—	$—	$—	$(126)
BNY Mellon	156	—	—	—	—	156
Citigroup Global Markets	(640,722)	—	—	—	—	(640,722)
Morgan Stanley Capital	1,564,344	—	—	—	—	1,564,344

Total	$923,652	$—	$—	$—	$—	$923,652

		Optimum International Fund
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)

Bank of America Merrill Lynch	$800,057	$(800,057)	$—	$—
Bank of Montreal	266,685	(266,685)	—	—
BNP Paribas	776,258	(776,258)	—	—

Total	$1,843,000	$(1,843,000)	$—	$—

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Notes to financial statements

Optimum Fund Trust

6. Offsetting (continued)

		Optimum Large Cap Growth Fund
Master Repurchase Agreements(b) Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$4,164,376	$(4,164,376)	$—	$—
Bank of Montreal	1,388,125	(1,388,125)	—	—
BNP Paribas	4,040,499	(4,040,499)	—	—

Total	$9,593,000	$(9,593,000)	$—	$—

		Optimum Large Cap Value Fund
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$14,259,937	$(14,259,937)	$—	$—
Bank of Montreal	4,753,312	(4,753,312)	—	—
BNP Paribas	13,835,751	(13,835,751)	—	—

Total	$32,849,000	$(32,849,000)	$—	$—

		Optimum Small-Mid Cap Growth Fund
Master Repurchase Agreements(b) Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$3,724,627	$(3,724,627)	$—	$—
Bank of Montreal	1,241,542	(1,241,542)	—	—
BNP Paribas	3,613,831	(3,613,831)	—	—

Total	$8,580,000	$(8,580,000)	$—	$—

		Optimum Small-Mid Cap Value Fund
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$7,031,209	$(7,031,209)	$—	$—
Bank of Montreal	2,343,737	(2,343,737)	—	—
BNP Paribas	6,822,054	(6,822,054)	—	—

Total	$16,197,000	$(16,197,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

(b)Table excludes counterparties where the absolute value of the total is less than 0.05% of the net assets of the respective Fund. These holdings are deemed immaterial to the respective Fund.

7. Securities Lending

Each Fund, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments® Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

At Sept. 30, 2014, the value of securities on loan for Optimum International Fund was $52,923,196, for which the Fund received collateral comprised of non-cash collateral valued at $29,206, and cash collateral of $56,713,943. At Sept. 30, 2014, the value of invested collateral for Optimum International Fund was $56,713,943. Investments purchased with cash collateral are presented on the schedules of investments under the caption “Securities Lending Collateral.” At Sept. 30, 2014 , Optimum Fixed Income Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund had no securities on loan.

8. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

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Notes to financial statements

Optimum Fund Trust

Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2014. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

11. Subsequent Events

At a meeting on Sept. 17-18, 2014, the Funds’ Board of Trustees approved the early conversion of all remaining Class B shares to Class A shares. On or about Nov. 4, 2014, all remaining Class B shares of the Funds will convert to Class A shares, including Class B shares that are scheduled to convert on a date later than the fourth quarter of 2014.

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. Also effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Funds.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 17-18, 2014

At a meeting held Sept. 17-18, 2014, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and each of the six separate funds within the Optimum Fund Trust (the “Funds”), and approved the continuation of Sub-Advisory Agreements for the existing sub-advisers of all the Funds.

In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the Sept. 17-18, 2014 Board meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC (“LPL”)) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by portfolios managers from DMC and each sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc., an independent third-party analyst (“Lipper”), comparing, among other things, each Fund’s investment performance and expenses with those of other mutual funds deemed comparable by Lipper (“Lipper Report”).

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the Investment Management Agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing investment management fee structure was fair and reasonable and that continuance of the Investment Management Agreement with DMC and the applicable Sub-Advisory Agreements were in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, Extent and Quality of Services. The Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance conducted by DMC, reports furnished by DMC as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis involved in the review of sub-adviser performance for each Fund, including the complementary nature of investment strategies adhered to by each Fund. The nature of the services of the sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds. The Board was, however, satisfied with the adherence by each sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on personal presentations made by the sub-advisers’ portfolio managers (and DMC’s portfolio managers with respect to the Optimum Fixed Income Fund) and reports of Management’s discussions with the sub-advisers, as well as certificates and materials furnished at Board meetings and in connection with the contract renewals.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the September 17-18, 2014 Board meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper

Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the one year period ended June 30, 2014, as well as the three, five and ten year periods ended that date. The Trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a Fund, as part of their evaluation of investment performance. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional core bond funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to also be in the middle performing quintile of its Performance Universe for the previous three year period and in the highest performing quintile of such Universe for each of the previous five and ten year periods. The Trustees found such overall comparative results to be satisfactory.

Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international large-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the lowest performing quintile of its Performance Universe for the one year period, and on an annualized basis to also be in the lowest performing quintile of its Performance Universe for the three year period and to be in the second lowest performing quintile of its Performance Universe for each of the previous five and ten year periods. The Board discussed with Management the reasons for the Fund’s relative underperformance and various options to seek to improve such performance. While the Trustees were not satisfied with such comparative performance, they believed Management was taking appropriate actions to improve performance, noting the appointment last year of EARNEST Partners, LLC as a sub-adviser to the Fund in replacement of Mondrian Investment Partners Limited.

Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to also be in the second highest quintile of the Performance Universe for each of the previous three, five and ten year periods. The Trustees found such overall comparative results to be satisfactory.

Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to be in the middle performing quintile of the Performance Universe for each of the three, five and ten year periods. The Trustees discussed with Management the reasons for the relative underperformance for the one-year period ended June 30, 2014. While noting such discussions, the Trustees found such overall comparative performance to be acceptable.

Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Lipper Performance Universe for the one year period, but on an annualized basis to be in the second lowest performing quintile of such Universe for the previous three year period, the middle performing quintile of such Universe for the previous five year period and the lowest performing quintile of such Universe for the previous ten year period. The Trustees discussed with Management the reasons for the Fund’s relative underperformance and various options to seek to improve such performance. While the Trustees were not satisfied with such comparative results and intend to closely monitor future performance, they believe that Management is addressing such performance and the need to take appropriate action to attempt to improve it.

Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to also be in the middle performing quintile of such Universe for the three year period, the second highest performing quintile of such Universe for the five year period, and the second lowest performing quintile of such Universe for the ten year period. The Trustees discussed with Management the reasons for the relative underperformance for the ten-year period ended June 30, 2014. While noting such discussions, the Board found such overall comparative performance to be acceptable.

Comparative Expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid

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Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 17-18, 2014 (continued)

by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each sub-adviser were the product of arms-length negotiations between DMC and each sub-adviser, and the Board considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each sub-adviser, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.

Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Group. Lipper expense data is based upon information for the twelve months covered by each fund’s most recent annual report which reflects historical asset levels which may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report showed the actual total expenses of each Fund to be the highest or close to the highest in its respective Lipper Expense Group. The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding certain percentage amounts, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 29, 2015, which were more favorable to shareholders of each Fund than the caps on expenses that were applicable through July 29, 2014. The Trustees also noted that, as a result of discussions held last year, Management had agreed to a restructuring and overall reduction in fees charged by affiliated service providers to each Fund that was completed on Jan. 1, 2014, including a 4.5 basis point reduction in administrative fees and a 2.5 basis point reduction in transfer agent fees. It was noted that further expense reductions occurred through reductions, effective on Nov. 1, 2013, in sub-transfer agent fees paid by each Fund as a result of the change to omnibus shareholder accounting for the accounts LPL maintains in the Funds. As part of the cost reduction discussions in 2013, Management also agreed to a framework for providing additional expense waivers for the Funds as appropriate to the extent combined assets of the Funds are above $4.2 billion on an annual basis. While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account possible future savings resulting from the aforementioned fee and expense reductions.

DMC’s Profitability; Economies of Scale. Based on the size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given available information on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the sub-advisers were the product of arms-length negotiations between DMC and each sub-adviser. The Board also took into account Management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act, the Dodd-Frank Act and recent SEC and other regulatory requirements. The Board was also provided information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines. The Optimum Small-Mid Cap Growth Fund has a fixed investment management fee of 1.1% at all asset levels without breakpoints, but in view of the nature of this Fund, its asset level of approximately $504 million at June 30, 2014, and the fact that the actual investment management fee charged the Fund was reduced as a result of management expense caps, the Trustees believed that no meaningful economies of scale currently existed. The investment management fee schedules for all the other Funds contained breakpoints. The Board considered that the asset size of the Optimum International Fund and Optimum Small-Mid Cap Value Fund, as of June 30, 2014, exceeded the last fee breakpoint under their respective investment management agreements. The Trustees noted, however, that the actual investment management fees charged these Funds were also limited as a result of management expense caps, and while intending to monitor the need for additional breakpoints, believed it unlikely that meaningful economies of scale currently existed in the management of such Funds.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees	Affiliated officers	Contact information

Daniel H. Arnold	David F. Connor	Investment manager

Chief Financial Officer	Senior Vice President,	Delaware Management Company, a series
LPL Financial LLC	Deputy General Counsel and Secretary	of Delaware Management Business Trust
	Optimum Fund Trust	Philadelphia, PA
J. Scott Coleman	Philadelphia, PA
National distributor
Executive Vice President	Daniel V. Geatens
Delaware Investments		Delaware Distributors, L.P.
	Vice President and Treasurer	Philadelphia, PA
Robert J. Christian	Optimum Fund Trust
	Philadelphia, PA	Shareholder servicing, dividend
Private Investor		disbursing, and transfer agent

	David P. O’Connor	Delaware Service Company, Inc.
Durant Adams Hunter		2005 Market Street
	Executive Vice President,	Philadelphia, PA 19103-7094
Principal — Ridgeway Partners	General Counsel and Chief Legal Officer
	Optimum Fund Trust	For shareholders
Pamela J. Moret	Philadelphia, PA
800 914-0278
Chief Executive Officer —	Richard Salus
brightpeak financial		For securities dealers
	Senior Vice President and	and financial institutions
Stephen Paul Mullin	Chief Financial Officer	representatives only
Optimum Fund Trust
President — Econsult Solutions, Inc.	Philadelphia, PA	800 362-7500

Robert A. Rudell		Website

Private Investor		optimummutualfunds.com

Jon Edward Socolofsky

Private Investor

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Forms N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 914-0278; (ii) on the Fund’s website at optimummutualfunds.com; and (iii) on the SEC’s website at sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at optimummutualfunds.com; and (ii) on the SEC’s website at sec.gov.

                                         119

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

/s/ J. SCOTT COLEMAN
By:	J. Scott Coleman
Title:	Chief Executive Officer
Date:	December 1, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ J. SCOTT COLEMAN
By:	J. Scott Coleman
Title:	Chief Executive Officer
Date:	December 1, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 4, 2014